UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of November 30, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2019.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 25.2%
U.S. Treasury Bonds
6.13%, 8/15/2029	300	384
5.38%, 2/15/2031	45	55
4.38%, 5/15/2040	80	94
3.13%, 2/15/2043	2,000	1,942
2.88%, 5/15/2043	17,375	16,131
3.63%, 8/15/2043	27,650	29,169
3.75%, 11/15/2043	11,654	12,543
3.63%, 2/15/2044	17,780	18,756
2.50%, 2/15/2045	7,900	6,781
2.88%, 8/15/2045	2,300	2,124
3.00%, 2/15/2048	670	631
3.13%, 5/15/2048	5,127	4,949
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	300	383
3.63%, 4/15/2028	799	1,526
2.50%, 1/15/2029	300	400
U.S. Treasury Inflation Indexed Notes
1.38%, 1/15/2020	607	707
0.13%, 1/15/2022	2,453	2,656
U.S. Treasury Notes
1.00%, 11/15/2019	8,000	7,871
1.38%, 2/29/2020	6,000	5,897
1.38%, 3/31/2020	20,000	19,632
1.38%, 1/31/2021	880	853
2.63%, 5/15/2021	1,006	1,001
3.13%, 5/15/2021	7,250	7,303
2.13%, 8/15/2021	23,000	22,582
2.00%, 10/31/2021	1,100	1,075
2.00%, 7/31/2022	5,000	4,854
1.63%, 8/31/2022	3,000	2,871
2.00%, 10/31/2022	1,650	1,599
1.50%, 2/28/2023	3,000	2,839
1.75%, 5/15/2023	2,221	2,119
2.13%, 2/29/2024	269	259
2.50%, 5/15/2024	500	490
1.88%, 8/31/2024	569	539
2.25%, 11/15/2024	400	386
2.88%, 4/30/2025	1,212	1,210
2.88%, 5/31/2025	7,419	7,402
2.00%, 8/15/2025	262	248
1.63%, 2/15/2026	28	25
2.25%, 2/15/2027	15,368	14,565
U.S. Treasury STRIPS Bonds
3.68%, 8/15/2020 (a)	14,465	13,787
2.51%, 2/15/2021 (a)	12,095	11,369
2.00%, 5/15/2021 (a)	23,265	21,700
3.66%, 8/15/2021 (a)	6,100	5,652
3.49%, 11/15/2021 (a)	9,980	9,181
2.79%, 2/15/2022 (a)	15,768	14,390
2.46%, 5/15/2022 (a)	18,545	16,806
2.99%, 8/15/2022 (a)	4,800	4,317
2.75%, 11/15/2022 (a)	14,400	12,858
3.40%, 2/15/2023 (a)	38,462	34,078
3.04%, 5/15/2023 (a)	14,070	12,375
2.29%, 8/15/2023 (a)	13,900	12,148
2.33%, 11/15/2023 (a)	14,000	12,136
2.38%, 2/15/2024 (a)	2,200	1,893
6.89%, 5/15/2024 (a)	200	171
5.06%, 8/15/2024 (a)	600	508
6.75%, 5/15/2026 (a)	1,500	1,201
3.44%, 8/15/2026 (a)	1,592	1,264
4.18%, 5/15/2027 (a)	6,550	5,068
6.58%, 11/15/2029 (a)	100	71
4.73%, 11/15/2030 (a)	12,855	8,820
3.22%, 2/15/2032 (a)	9,575	6,292
3.73%, 5/15/2032 (a)	18,050	11,768
3.04%, 8/15/2032 (a)	14,395	9,315
4.20%, 11/15/2032 (a)	10,140	6,496
3.89%, 2/15/2033 (a)	5,500	3,493
4.43%, 5/15/2033 (a)	16,500	10,395
6.02%, 8/15/2033 (a)	3,050	1,904
3.82%, 2/15/2034 (a)	9,500	5,831
3.46%, 5/15/2034 (a)	10,600	6,450
3.85%, 8/15/2034 (a)	1,650	996
3.11%, 11/15/2041 (a)	23,500	11,040

TOTAL U.S. TREASURY OBLIGATIONS (Cost $485,952)		478,624

CORPORATE BONDS — 22.7%
Aerospace & Defense — 0.4%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	557	537
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	138
BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019 (b)	400	406
Harris Corp. 3.83%, 4/27/2025	850	825
Lockheed Martin Corp. 4.07%, 12/15/2042	600	558
Northrop Grumman Corp. 3.25%, 1/15/2028	200	186
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	300	393
Precision Castparts Corp. 3.25%, 6/15/2025	1,350	1,302
Rockwell Collins, Inc.
3.20%, 3/15/2024	350	335
4.35%, 4/15/2047	199	182
United Technologies Corp.
3.95%, 8/16/2025	215	212
4.45%, 11/16/2038	210	203
4.50%, 6/1/2042	914	868
4.15%, 5/15/2045	543	485

		6,630

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — (continued)
Air Freight & Logistics — 0.0% (c)
FedEx Corp. 3.90%, 2/1/2035	318	288

Airlines — 0.0% (c)
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	159	158

Automobiles — 0.1%
Daimler Finance North America LLC (Germany) 2.25%, 3/2/2020 (b)	305	300
Ford Motor Co. 7.45%, 7/16/2031	481	495
General Motors Co. 6.60%, 4/1/2036	1,286	1,246

		2,041

Banks — 4.2%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (b)	1,216	1,204
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	1,165	1,145
ANZ New Zealand Int’l Ltd. (New Zealand)
2.60%, 9/23/2019 (b)	750	746
2.85%, 8/6/2020 (b)	402	397
Australia & New Zealand Banking Group Ltd. (Australia)
4.88%, 1/12/2021 (b)	228	234
4.40%, 5/19/2026 (b)	263	253
Banco Santander SA (Spain)
3.13%, 2/23/2023	400	375
4.38%, 4/12/2028	400	369
Bank of America Corp. 3.30%, 1/11/2023	885	863
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	588	574
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (d)	1,855	1,793
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	1,747	1,675
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	547	536
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	526	495
3.25%, 10/21/2027	1,189	1,093
(ICE LIBOR USD 3 Month + 1.51%), 3.70%, 4/24/2028 (d)	1,700	1,605
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	4,975	4,588
Bank of Montreal (Canada) 2.10%, 12/12/2019	3,000	2,968
Bank of Nova Scotia (The) (Canada) 2.70%, 3/7/2022	114	111
Barclays plc (United Kingdom)
3.68%, 1/10/2023	770	735
3.65%, 3/16/2025	1,808	1,660
4.38%, 1/12/2026	400	378
BNP Paribas SA (France)
3.50%, 3/1/2023 (b)	290	279
3.38%, 1/9/2025 (b)	425	396
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (b)	450	430
2.65%, 11/3/2022 (b)	632	605
Canadian Imperial Bank of Commerce (Canada) 2.25%, 7/21/2020 (b)	952	939
Capital One Bank USA NA 3.38%, 2/15/2023	300	288
Capital One NA 2.40%, 9/5/2019	850	844
Citigroup, Inc.
2.65%, 10/26/2020	1,210	1,189
2.70%, 3/30/2021	778	761
2.35%, 8/2/2021	115	111
3.88%, 3/26/2025	500	481
5.50%, 9/13/2025	865	901
3.70%, 1/12/2026	1,900	1,806
3.40%, 5/1/2026	1,000	931
4.30%, 11/20/2026	1,200	1,156
6.63%, 1/15/2028	250	286
8.13%, 7/15/2039	223	305
5.88%, 1/30/2042	321	357
Citizens Bank NA 3.70%, 3/29/2023	720	715
Commonwealth Bank of Australia (Australia)
3.45%, 3/16/2023 (b)	600	593
4.50%, 12/9/2025 (b)	832	808
2.85%, 5/18/2026 (b)	600	553
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	1,738	1,698
5.80%, 9/30/2110 (b)	500	539
Credit Agricole SA (France) 4.38%, 3/17/2025 (b)	1,250	1,201
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
2.75%, 3/26/2020	250	247
3.80%, 6/9/2023	800	780
3.75%, 3/26/2025	340	322
Discover Bank
3.35%, 2/6/2023	343	330
4.25%, 3/13/2026	1,205	1,168
Fifth Third Bancorp 3.95%, 3/14/2028	500	488
Fifth Third Bank
2.38%, 4/25/2019	600	598
2.88%, 10/1/2021	340	334
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	575	587

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — (continued)
Banks — (continued)
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	2,212	2,130
4.00%, 3/30/2022	1,056	1,062
3.60%, 5/25/2023	1,054	1,033
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (d)	473	453
4.25%, 8/18/2025	939	901
3.90%, 5/25/2026	200	190
Huntington Bancshares, Inc. 3.15%, 3/14/2021	321	317
Huntington National Bank (The) 2.88%, 8/20/2020	858	850
Intesa Sanpaolo SpA (Italy) 3.88%, 7/14/2027 (b)	859	700
KeyBank NA 3.18%, 5/22/2022	729	718
KeyCorp 4.15%, 10/29/2025	280	281
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	612	575
4.58%, 12/10/2025	400	378
4.38%, 3/22/2028	475	446
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.95%, 3/1/2021	243	240
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (b)	623	621
Mizuho Financial Group, Inc. (Japan) 2.63%, 4/12/2021 (b)	742	725
National Australia Bank Ltd. (Australia)
2.50%, 1/12/2021	700	685
3.38%, 1/14/2026	800	768
Nordea Bank AB (Finland) 4.25%, 9/21/2022 (b)	945	942
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/2019	298	303
4.38%, 8/11/2020	864	877
Royal Bank of Canada (Canada)
3.70%, 10/5/2023	1,000	996
4.65%, 1/27/2026	337	341
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	290	274
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	452	442
3.57%, 1/10/2023	200	191
Societe Generale SA (France) 2.50%, 4/8/2021 (b)	850	828
SpareBank 1 Boligkreditt A/S (Norway) 1.75%, 11/15/2019 (b)	927	915
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024 (b)	700	706
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (d)	400	386
4.05%, 4/12/2026 (b)	769	727
(ICE LIBOR USD 3 Month + 1.97%), 4.87%, 3/15/2033 (b) (d)	200	189
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 10/18/2022	542	522
3.10%, 1/17/2023	689	671
2.63%, 7/14/2026	872	785
SunTrust Banks, Inc.
2.90%, 3/3/2021	253	250
4.00%, 5/1/2025	265	262
Toronto-Dominion Bank (The) (Canada)
2.25%, 11/5/2019	521	516
2.13%, 4/7/2021	115	112
UBS Group Funding Switzerland AG (Switzerland) 3.49%, 5/23/2023 (b)	269	261
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (d)	200	191
4.13%, 9/24/2025 (b)	300	295
4.13%, 4/15/2026 (b)	963	938
US Bancorp 7.50%, 6/1/2026	1,277	1,522
US Bank NA 2.80%, 1/27/2025	896	844
Wells Fargo & Co.
3.50%, 3/8/2022	850	840
3.07%, 1/24/2023	500	483
4.48%, 1/16/2024	702	712
3.30%, 9/9/2024	1,000	958
3.00%, 2/19/2025	453	425
3.00%, 4/22/2026	540	498
4.10%, 6/3/2026	637	615
Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	690	637

		80,350

Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026 (b)	2,633	2,489
4.70%, 2/1/2036 (b)	1,430	1,347
4.90%, 2/1/2046 (b)	1,135	1,061
Coca-Cola Femsa SAB de CV (Mexico) 3.88%, 11/26/2023	250	247
Constellation Brands, Inc.
4.40%, 11/15/2025	325	324
5.25%, 11/15/2048	220	219

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — (continued)
Beverages — (continued)
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	295
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	500	468
4.42%, 5/25/2025 (b)	149	147
3.43%, 6/15/2027	250	227
4.99%, 5/25/2038 (b)	215	205
PepsiCo, Inc. 4.45%, 4/14/2046	534	544

		7,573

Biotechnology — 0.2%
AbbVie, Inc. 3.60%, 5/14/2025	813	776
Amgen, Inc. 4.95%, 10/1/2041	500	496
Baxalta, Inc.
3.60%, 6/23/2022	149	146
5.25%, 6/23/2045	50	49
Celgene Corp.
3.45%, 11/15/2027	250	227
5.70%, 10/15/2040	633	652
Gilead Sciences, Inc.
3.70%, 4/1/2024	189	188
3.50%, 2/1/2025	210	203
3.65%, 3/1/2026	632	614
4.60%, 9/1/2035	816	798

		4,149

Building Products — 0.1%
Johnson Controls International plc 4.95%, 7/2/2064 (e)	273	246
Masco Corp. 6.50%, 8/15/2032	600	644

		890

Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)
4.60%, 1/15/2020	760	772
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (d)	1,363	1,315
3.25%, 9/11/2024	700	679
2.80%, 5/4/2026	254	236
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	388
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	314
4.70%, 9/20/2047	427	394
Carlyle Promissory Note 4.44%, 7/15/2019 ‡	80	79
CME Group, Inc. 5.30%, 9/15/2043	285	322
Credit Suisse AG (Switzerland)
2.30%, 5/28/2019	728	725
3.63%, 9/9/2024	402	391
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (b)	729	709
4.28%, 1/9/2028 (b)	762	726
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	1,000	976
3.30%, 11/16/2022	1,000	932
FMR LLC 6.45%, 11/15/2039 (b)	500	604
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	1,786	1,827
2.35%, 11/15/2021	1,940	1,852
3.00%, 4/26/2022	1,200	1,162
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (d)	505	487
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	2,473	2,370
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	493	471
3.50%, 1/23/2025	557	527
3.75%, 5/22/2025	1,984	1,895
4.25%, 10/21/2025	1,415	1,365
3.50%, 11/16/2026	469	432
3.85%, 1/26/2027	830	781
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	2,093	1,937
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (d)	1,000	957
6.75%, 10/1/2037	685	780
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	884	899
Invesco Finance plc
4.00%, 1/30/2024	657	651
3.75%, 1/15/2026	390	374
Jefferies Group LLC 6.45%, 6/8/2027	749	789
Macquarie Bank Ltd. (Australia)
2.60%, 6/24/2019 (b)	896	893
2.85%, 7/29/2020 (b)	1,000	989
4.00%, 7/29/2025 (b)	1,000	978
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (b)	1,200	1,231
6.25%, 1/14/2021 (b)	1,650	1,730
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	700	635
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (d)	700	694
Morgan Stanley
7.30%, 5/13/2019	970	988
5.63%, 9/23/2019	1,265	1,288
2.65%, 1/27/2020	500	496
5.50%, 7/24/2020	475	489
5.75%, 1/25/2021	906	943
2.50%, 4/21/2021	1,064	1,035
5.50%, 7/28/2021	559	583
3.75%, 2/25/2023	2,365	2,342
4.00%, 7/23/2025	2,873	2,811
3.88%, 1/27/2026	946	912
State Street Corp. 3.10%, 5/15/2023	369	358

		48,513

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — (continued)
Chemicals — 0.3%
Albemarle Corp. 5.45%, 12/1/2044	150	147
Chevron Phillips Chemical Co. LLC 3.70%, 6/1/2028 (b)	600	589
Dow Chemical Co. (The) 4.25%, 10/1/2034	375	337
DowDuPont, Inc.
4.49%, 11/15/2025	500	506
5.32%, 11/15/2038	215	219
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	300	298
5.00%, 9/26/2048	365	351
Mosaic Co. (The)
5.45%, 11/15/2033	861	873
4.88%, 11/15/2041	79	72
Nutrien Ltd. (Canada)
3.38%, 3/15/2025	490	457
3.00%, 4/1/2025	660	609
4.13%, 3/15/2035	455	404
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	381	360
Union Carbide Corp. 7.75%, 10/1/2096	850	1,014
Westlake Chemical Corp. 4.38%, 11/15/2047	237	199

		6,435

Commercial Services & Supplies — 0.0% (c)
Republic Services, Inc. 2.90%, 7/1/2026	175	162

Communications Equipment — 0.1%
Cisco Systems, Inc.
5.90%, 2/15/2039	755	906
5.50%, 1/15/2040	350	404

		1,310

Construction & Engineering — 0.0% (c)
Mexico City Airport Trust (Mexico) 4.25%, 10/31/2026 (b)	450	368

Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	417	400
5.13%, 5/18/2045 (b)	893	858
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	702

		1,960

Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	390	371
3.50%, 1/15/2025	600	550
American Express Credit Corp.
2.25%, 5/5/2021	1,126	1,092
2.70%, 3/3/2022	715	694
Capital One Financial Corp.
3.20%, 2/5/2025	1,069	986
4.20%, 10/29/2025	250	239
Ford Motor Credit Co. LLC
3.34%, 3/28/2022	1,000	942
3.81%, 1/9/2024	1,085	988
4.13%, 8/4/2025	1,162	1,042
General Motors Financial Co., Inc.
3.45%, 4/10/2022	1,091	1,048
3.70%, 5/9/2023	1,230	1,171
3.95%, 4/13/2024	1,400	1,328
3.50%, 11/7/2024	640	586
4.35%, 4/9/2025	540	513
4.30%, 7/13/2025	550	517
John Deere Capital Corp.
3.15%, 10/15/2021	233	232
2.70%, 1/6/2023	1,712	1,649
Synchrony Financial 4.25%, 8/15/2024	660	606

		14,554

Containers & Packaging — 0.1%
International Paper Co. 7.30%, 11/15/2039	600	707
WRKCo., Inc. 3.75%, 3/15/2025 (b)	400	384

		1,091

Diversified Consumer Services — 0.0% (c)
President & Fellows of Harvard College 3.30%, 7/15/2056	643	537

Diversified Financial Services — 0.8%
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	573	495
4.42%, 11/15/2035	7,083	5,712
GTP Acquisition Partners I LLC
2.35%, 6/15/2020 (b)	1,236	1,211
3.48%, 6/16/2025 (b)	1,436	1,388
Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022 (b)	539	529
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 2.65%, 9/19/2022 (b)	606	578
National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	306	297
ORIX Corp. (Japan) 2.90%, 7/18/2022	553	536
Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	2,069	2,010
Siemens Financieringsmaatschappij NV (Germany)
2.90%, 5/27/2022 (b)	634	619
3.13%, 3/16/2024 (b)	750	727
4.40%, 5/27/2045 (b)	513	507

		14,609

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — (continued)
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
3.95%, 1/15/2025	1,126	1,087
4.13%, 2/17/2026	400	386
4.30%, 2/15/2030	4,567	4,256
6.00%, 8/15/2040	2,000	2,017
5.35%, 9/1/2040	500	472
4.35%, 6/15/2045	462	378
British Telecommunications plc (United Kingdom) 9.63%, 12/15/2030 (e)	150	203
Centel Capital Corp. 9.00%, 10/15/2019	600	620
Deutsche Telekom International Finance BV (Germany)
3.60%, 1/19/2027 (b)	175	163
4.88%, 3/6/2042 (b)	232	222
Qwest Corp. 6.75%, 12/1/2021	741	772
Telefonica Emisiones SAU (Spain)
5.13%, 4/27/2020	526	537
5.46%, 2/16/2021	316	327
4.10%, 3/8/2027	321	304
Verizon Communications, Inc.
3.50%, 11/1/2021	400	400
3.38%, 2/15/2025	2,304	2,217
4.33%, 9/21/2028	962	956
4.40%, 11/1/2034	1,895	1,798
4.27%, 1/15/2036	200	184
5.25%, 3/16/2037	457	470

		17,769

Electric Utilities — 1.3%
Alabama Power Co. 6.13%, 5/15/2038	239	284
Arizona Public Service Co.
2.20%, 1/15/2020	133	132
5.05%, 9/1/2041	467	489
Baltimore Gas & Electric Co. 3.50%, 8/15/2046	376	318
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	1,234	1,159
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (b)	831	824
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	236	221
Duke Energy Carolinas LLC
6.00%, 1/15/2038	100	119
6.05%, 4/15/2038	155	184
4.25%, 12/15/2041	129	124
Duke Energy Florida LLC 6.40%, 6/15/2038	90	112
Duke Energy Progress LLC
4.10%, 5/15/2042	273	255
4.10%, 3/15/2043	125	118
Edison International 4.13%, 3/15/2028	200	188
Electricite de France SA (France) 6.00%, 1/22/2114 (b)	1,300	1,261
Enel Finance International NV (Italy)
4.63%, 9/14/2025 (b)	265	250
3.63%, 5/25/2027 (b)	740	638
Entergy Arkansas, Inc. 3.50%, 4/1/2026	175	171
Entergy Corp. 2.95%, 9/1/2026	336	304
Entergy Louisiana LLC 3.05%, 6/1/2031	629	566
Entergy Mississippi, Inc. 2.85%, 6/1/2028	559	510
Evergy, Inc. 4.85%, 6/1/2021	679	693
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	289	278
Florida Power & Light Co. 5.95%, 2/1/2038	350	420
Hydro-Quebec (Canada)
Series HY, 8.40%, 1/15/2022	1,000	1,141
Series IO, 8.05%, 7/7/2024	350	428
ITC Holdings Corp. 2.70%, 11/15/2022	900	859
Jersey Central Power & Light Co. 7.35%, 2/1/2019	100	101
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	757	792
Kansas City Power & Light Co. 5.30%, 10/1/2041	1,400	1,495
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (b)	228	224
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	305
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	126
5.45%, 5/15/2041	305	337
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	168	152
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	371	368
Niagara Mohawk Power Corp.
4.88%, 8/15/2019 (b)	300	303
3.51%, 10/1/2024 (b)	493	486
Northern States Power Co. 6.25%, 6/1/2036	510	626
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029 (b)	110	124
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	139

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
Pepco Holdings LLC 7.45%, 8/15/2032	316	380
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,358
PPL Capital Funding, Inc. 3.40%, 6/1/2023	200	197
Progress Energy, Inc.
3.15%, 4/1/2022	673	658
7.00%, 10/30/2031	300	374
Public Service Co. of Colorado 3.55%, 6/15/2046	214	182
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,069
Public Service Electric & Gas Co. 5.38%, 11/1/2039	317	349
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	400	381
Series 08-A, 5.95%, 2/1/2038	200	214
Southwestern Public Service Co. 4.50%, 8/15/2041	200	199
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	351

		25,336

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	292	285
Eaton Corp.
7.63%, 4/1/2024	300	342
4.00%, 11/2/2032	170	163

		790

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	190	191
3.25%, 9/8/2024	219	203
3.88%, 1/12/2028	442	403

		797

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	300	285
Halliburton Co. 7.45%, 9/15/2039	500	624
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (b)	649	640
4.00%, 12/21/2025 (b)	200	196
Schlumberger Investment SA 3.30%, 9/14/2021 (b)	441	440

		2,185

Entertainment — 0.2%
21st Century Fox America, Inc.
8.88%, 4/26/2023	430	513
6.20%, 12/15/2034	100	119
6.65%, 11/15/2037	400	509
NBCUniversal Media LLC 5.95%, 4/1/2041	800	886
Viacom, Inc.
3.88%, 4/1/2024	1,019	1,008
4.38%, 3/15/2043	464	376
Warner Media LLC
3.60%, 7/15/2025	500	469
5.38%, 10/15/2041	313	297

		4,177

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.
5.90%, 11/1/2021	100	106
3.50%, 1/31/2023	1,043	1,015
5.00%, 2/15/2024	974	1,006
3.38%, 10/15/2026	312	286
American Tower Trust #1 3.07%, 3/15/2023 (b)	750	734
AvalonBay Communities, Inc. 2.85%, 3/15/2023	700	677
Boston Properties LP
3.20%, 1/15/2025	532	502
3.65%, 2/1/2026	483	462
Brixmor Operating Partnership LP 3.85%, 2/1/2025	400	383
Crown Castle International Corp. 4.00%, 3/1/2027	264	253
Digital Realty Trust LP 3.70%, 8/15/2027	252	234
Duke Realty LP 3.25%, 6/30/2026	239	225
EPR Properties
4.50%, 6/1/2027	621	587
4.95%, 4/15/2028	305	297
Equity Commonwealth 5.88%, 9/15/2020	600	614
Government Properties Income Trust
3.75%, 8/15/2019	2,150	2,155
4.00%, 7/15/2022	784	778
HCP, Inc.
4.20%, 3/1/2024	230	229
3.88%, 8/15/2024	794	771
3.40%, 2/1/2025	265	250
National Retail Properties, Inc. 4.00%, 11/15/2025	783	768
Realty Income Corp. 4.65%, 3/15/2047	556	537
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	399
Select Income 3.60%, 2/1/2020	1,000	993
Senior Housing Properties Trust
3.25%, 5/1/2019	500	499
4.75%, 2/15/2028	400	379
Simon Property Group LP
3.75%, 2/1/2024	532	528
3.38%, 10/1/2024	300	292
SITE Centers Corp. 4.70%, 6/1/2027	330	326
UDR, Inc. 2.95%, 9/1/2026	382	346
Ventas Realty LP

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — (continued)
Equity Real Estate Investment Trusts (REITs) — (continued)
3.50%, 2/1/2025	242	230
4.13%, 1/15/2026	406	397
3.85%, 4/1/2027	554	527
VEREIT Operating Partnership LP 4.60%, 2/6/2024	1,000	998
Welltower, Inc. 4.50%, 1/15/2024	732	743

		19,526

Food & Staples Retailing — 0.1%
CVS Pass-Through Trust 4.70%, 1/10/2036 (b)	687	677
Sysco Corp.
3.55%, 3/15/2025	140	135
3.75%, 10/1/2025	291	283
4.45%, 3/15/2048	100	91
Walgreen Co. 4.40%, 9/15/2042	200	175
Walgreens Boots Alliance, Inc. 4.50%, 11/18/2034	386	363

		1,724

Food Products — 0.3%
Campbell Soup Co. 3.95%, 3/15/2025	720	682
Cargill, Inc.
3.30%, 3/1/2022 (b)	600	595
3.25%, 3/1/2023 (b)	115	113
Conagra Brands, Inc.
4.60%, 11/1/2025	290	289
5.30%, 11/1/2038	650	625
General Mills, Inc.
4.00%, 4/17/2025	490	478
4.20%, 4/17/2028	315	304
Kellogg Co. 3.40%, 11/15/2027	190	173
Kraft Heinz Foods Co. 6.88%, 1/26/2039	1,071	1,199
McCormick & Co., Inc.
3.15%, 8/15/2024	179	171
3.40%, 8/15/2027	264	249
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	154
Tyson Foods, Inc. 4.88%, 8/15/2034	300	287
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	290	284

		5,603

Gas Utilities — 0.2%
Atmos Energy Corp.
8.50%, 3/15/2019	375	381
4.15%, 1/15/2043	828	791
4.13%, 10/15/2044	125	117
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	299
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	413
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	335	339
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	382	376
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	653	624
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	442
4.80%, 3/15/2047 (b)	367	334

		4,116

Health Care Equipment & Supplies — 0.1%
Covidien International Finance SA 2.95%, 6/15/2023	399	389
Medtronic, Inc.
3.13%, 3/15/2022	422	416
4.38%, 3/15/2035	460	461

		1,266

Health Care Providers & Services — 0.5%
Aetna, Inc. 6.75%, 12/15/2037	440	527
Anthem, Inc.
4.63%, 5/15/2042	500	468
4.65%, 1/15/2043	535	507
4.65%, 8/15/2044	100	95
CVS Health Corp.
4.10%, 3/25/2025	2,911	2,867
4.30%, 3/25/2028	779	759
4.78%, 3/25/2038	1,150	1,099
5.05%, 3/25/2048	642	622
Express Scripts Holding Co.
3.00%, 7/15/2023	305	291
3.50%, 6/15/2024	500	485
4.50%, 2/25/2026	300	301
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	220
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	192
Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	141
Texas Health Resources 4.33%, 11/15/2055	300	289
UnitedHealth Group, Inc. 4.63%, 7/15/2035	400	414

		9,277

Hotels, Restaurants & Leisure — 0.0%(c)
McDonald’s Corp. 4.70%, 12/9/2035	700	698

Household Durables — 0.0%(c)
Newell Brands, Inc. 5.50%, 4/1/2046	230	208

Household Products — 0.0%(c)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	700	668

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — (continued)
Independent Power and Renewable Electricity Producers — 0.0% (c)
Exelon Generation Co. LLC 5.75%, 10/1/2041	235	232
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	417	381

		613

Industrial Conglomerates — 0.1%
General Electric Co.
5.30%, 2/11/2021	191	189
2.70%, 10/9/2022	107	97
3.10%, 1/9/2023	573	520
3.45%, 5/15/2024	541	484
5.88%, 1/14/2038	95	88
Roper Technologies, Inc. 3.00%, 12/15/2020	192	190

		1,568

Insurance — 1.1%
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	645
American International Group, Inc. 3.75%, 7/10/2025	674	637
Assurant, Inc. 4.20%, 9/27/2023	660	652
Athene Global Funding
2.75%, 4/20/2020 (b)	1,055	1,041
4.00%, 1/25/2022 (b)	515	517
Athene Holding Ltd. 4.13%, 1/12/2028	575	524
Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,000	983
CNA Financial Corp. 3.95%, 5/15/2024	463	455
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (f) (g)	526	486
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	700	636
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	198
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	363
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	675	634
Liberty Mutual Group, Inc.
4.95%, 5/1/2022 (b)	408	416
6.50%, 3/15/2035 (b)	900	1,026
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	121
Lincoln National Corp. 4.20%, 3/15/2022	598	609
Massachusetts Mutual Life Insurance Co.
8.88%, 6/1/2039 (b)	91	137
5.38%, 12/1/2041 (b)	280	304
MassMutual Global Funding II 2.50%, 10/17/2022 (b)	626	603
MetLife, Inc. 4.88%, 11/13/2043	600	609
Metropolitan Life Global Funding I 3.88%, 4/11/2022 (b)	1,277	1,287
New York Life Global Funding
2.15%, 6/18/2019 (b)	3,951	3,932
1.95%, 2/11/2020 (b)	129	127
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	500	504
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (f) (g)	360	351
Prudential Financial, Inc. 3.91%, 12/7/2047	300	258
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	2,131
Reliance Standard Life Global Funding II 3.05%, 1/20/2021 (b)	388	383
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	376
Torchmark Corp. 4.55%, 9/15/2028	485	485

		21,430

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 4.80%, 12/5/2034	1,435	1,507

IT Services — 0.1%
DXC Technology Co. 4.25%, 4/15/2024	478	468
Western Union Co. (The) 3.60%, 3/15/2022	1,100	1,089

		1,557

Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	369	355
4.15%, 2/1/2024	343	344

		699

Machinery — 0.1%
Illinois Tool Works, Inc.
3.50%, 3/1/2024	400	401
4.88%, 9/15/2041	95	102
3.90%, 9/1/2042	825	779
Nvent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	435
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	582
Xylem, Inc. 3.25%, 11/1/2026	197	184

		2,483

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — (continued)
Media — 0.7%
CBS Corp.
4.00%, 1/15/2026	792	762
4.85%, 7/1/2042	140	130
Charter Communications Operating LLC
4.91%, 7/23/2025	1,797	1,789
6.38%, 10/23/2035	703	718
5.38%, 4/1/2038	305	278
Comcast Corp.
3.95%, 10/15/2025	696	693
3.15%, 3/1/2026	740	695
3.55%, 5/1/2028	443	419
4.20%, 8/15/2034	555	525
6.50%, 11/15/2035	2,383	2,794
4.60%, 10/15/2038	845	828
4.95%, 10/15/2058	620	609
Cox Communications, Inc. 4.60%, 8/15/2047 (b)	275	245
Discovery Communications LLC 6.35%, 6/1/2040	569	605
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	221	216
6.13%, 1/31/2046	200	196
Time Warner Cable LLC
4.13%, 2/15/2021	800	801
6.55%, 5/1/2037	400	406
5.50%, 9/1/2041	359	322
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	848

		13,879

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 4.00%, 9/11/2027 (b)	500	450
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	327
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	150	159
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	300	327
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	119	127

		1,390

Multiline Retail — 0.0% (c)
Dollar General Corp. 4.13%, 5/1/2028	235	227
Target Corp. 2.50%, 4/15/2026	350	321

		548

Multi-Utilities — 0.4%
CMS Energy Corp.
3.88%, 3/1/2024	400	397
3.00%, 5/15/2026	475	436
Consolidated Edison Co. of New York, Inc. 5.70%, 6/15/2040	596	680
Consumers Energy Co. 3.25%, 8/15/2046	286	239
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	213
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	331	319
Series F, 5.25%, 8/1/2033	920	965
NiSource, Inc.
3.85%, 2/15/2023	370	370
5.80%, 2/1/2042	1,256	1,342
San Diego Gas & Electric Co.
6.00%, 6/1/2026	275	312
3.95%, 11/15/2041	379	340
Sempra Energy
9.80%, 2/15/2019	460	466
4.05%, 12/1/2023	1,013	1,002
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	563	557
3.25%, 6/15/2026	254	235

		7,873

Oil, Gas & Consumable Fuels — 2.4%
Anadarko Petroleum Corp. 8.70%, 3/15/2019	330	335
Andeavor Logistics LP 5.25%, 1/15/2025	268	272
Apache Corp.
3.25%, 4/15/2022	109	106
4.75%, 4/15/2043	556	477
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	703
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	235	244
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	1,337	1,332
3.22%, 4/14/2024	1,982	1,922
3.51%, 3/17/2025	451	440
Buckeye Partners LP
4.88%, 2/1/2021	330	335
3.95%, 12/1/2026	67	60
5.85%, 11/15/2043	770	698
Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	350	397
Cenovus Energy, Inc. (Canada) 6.75%, 11/15/2039	1,509	1,450
Chevron Corp.
2.36%, 12/5/2022	560	536
2.57%, 5/16/2023	1,200	1,150

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — (continued)
Oil, Gas & Consumable Fuels — (continued)
2.90%, 3/3/2024	215	207
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	1,852	1,826
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	1,789	1,794
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	226	235
4.13%, 1/16/2025	533	502
Enable Midstream Partners LP 4.95%, 5/15/2028	325	306
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	215	201
4.50%, 6/10/2044	350	311
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	400	355
Encana Corp. (Canada)
6.50%, 5/15/2019	545	553
7.38%, 11/1/2031	760	882
Energy Transfer Operating LP
3.60%, 2/1/2023	674	650
4.90%, 2/1/2024	305	306
4.05%, 3/15/2025	964	910
4.75%, 1/15/2026	321	311
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	907
EnLink Midstream Partners LP 2.70%, 4/1/2019	250	248
Enterprise Products Operating LLC
3.90%, 2/15/2024	475	472
3.75%, 2/15/2025	343	335
3.70%, 2/15/2026	506	487
Equinor ASA (Norway) 3.25%, 11/10/2024	456	448
Kerr-McGee Corp.
6.95%, 7/1/2024	200	222
7.88%, 9/15/2031	700	842
Kinder Morgan, Inc. 4.30%, 3/1/2028	1,090	1,049
Magellan Midstream Partners LP
6.55%, 7/15/2019	250	254
3.20%, 3/15/2025	353	337
5.15%, 10/15/2043	1,127	1,110
Marathon Petroleum Corp. 3.63%, 9/15/2024	200	192
MPLX LP
4.88%, 12/1/2024	259	262
4.13%, 3/1/2027	259	243
4.50%, 4/15/2038	79	68
5.20%, 3/1/2047	323	292
Noble Energy, Inc. 6.00%, 3/1/2041	314	308
ONEOK Partners LP
8.63%, 3/1/2019	450	456
3.38%, 10/1/2022	151	146
5.00%, 9/15/2023	334	341
4.90%, 3/15/2025	1,000	1,011
6.65%, 10/1/2036	350	382
Petro-Canada (Canada) 6.80%, 5/15/2038	645	748
Petroleos Mexicanos (Mexico)
6.38%, 2/4/2021	647	652
4.88%, 1/18/2024	393	363
6.88%, 8/4/2026	1,710	1,640
5.35%, 2/12/2028 (b)	282	242
6.50%, 1/23/2029 (b)	404	371
6.63%, 6/15/2035	250	217
6.38%, 1/23/2045	846	682
6.75%, 9/21/2047	313	259
6.35%, 2/12/2048 (b)	869	691
Phillips 66 3.90%, 3/15/2028	355	337
Plains All American Pipeline LP
3.60%, 11/1/2024	1,000	940
4.65%, 10/15/2025	200	194
Spectra Energy Partners LP 5.95%, 9/25/2043	452	475
Sunoco Logistics Partners Operations LP
4.25%, 4/1/2024	259	254
3.90%, 7/15/2026	244	222
6.10%, 2/15/2042	400	386
5.30%, 4/1/2044	170	147
5.35%, 5/15/2045	1,133	984
TC PipeLines LP 3.90%, 5/25/2027	391	363
Texas Eastern Transmission LP
2.80%, 10/15/2022 (b)	554	529
3.50%, 1/15/2028 (b)	90	83
TransCanada PipeLines Ltd. (Canada)
4.88%, 1/15/2026	394	401
7.25%, 8/15/2038	1,100	1,330
Valero Energy Corp. 7.50%, 4/15/2032	250	303
Western Gas Partners LP
4.00%, 7/1/2022	74	73
4.50%, 3/1/2028	129	121
5.45%, 4/1/2044	280	243
5.30%, 3/1/2048	279	239
Williams Cos., Inc. (The)
3.90%, 1/15/2025	512	494
4.85%, 3/1/2048	409	361

		44,562

Pharmaceuticals — 0.3%
Allergan Funding SCS
3.45%, 3/15/2022	937	917
3.85%, 6/15/2024	443	430
Allergan, Inc.
3.38%, 9/15/2020	453	451
2.80%, 3/15/2023	525	499
Bayer US Finance II LLC (Germany) 4.70%, 7/15/2064 (b)	208	164
Bayer US Finance LLC (Germany) 2.38%, 10/8/2019 (b)	395	391

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — (continued)
Pharmaceuticals — (continued)
Johnson & Johnson
4.38%, 12/5/2033	282	297
3.40%, 1/15/2038	926	844
Merck & Co., Inc. 3.70%, 2/10/2045	210	195
Mylan NV 3.95%, 6/15/2026	300	276
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	900	810

		5,274

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
6.70%, 8/1/2028	250	302
5.75%, 5/1/2040	425	482
4.38%, 9/1/2042	375	367
5.15%, 9/1/2043	769	825
Canadian Pacific Railway Co. (Canada) 6.13%, 9/15/2115	506	572
CSX Corp.
5.50%, 4/15/2041	150	160
4.75%, 5/30/2042	191	188
ERAC USA Finance LLC 6.70%, 6/1/2034 (b)	746	869
Norfolk Southern Corp. 4.05%, 8/15/2052	600	528
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (b)	1,131	1,120
Ryder System, Inc. 2.88%, 9/1/2020	517	513

		5,926

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 4.50%, 12/5/2036	300	281
Broadcom Corp. 3.63%, 1/15/2024	1,747	1,652
Intel Corp.
4.00%, 12/15/2032	1,185	1,193
3.73%, 12/8/2047	493	439

		3,565

Software — 0.6%
Microsoft Corp.
2.38%, 5/1/2023	489	470
2.88%, 2/6/2024	2,878	2,795
3.30%, 2/6/2027	836	814
3.50%, 2/12/2035	291	272
4.20%, 11/3/2035	615	623
4.10%, 2/6/2037	800	802
4.50%, 10/1/2040	117	123
4.00%, 2/12/2055	305	287
4.75%, 11/3/2055	639	691
4.50%, 2/6/2057	470	483
Oracle Corp.
2.50%, 5/15/2022	587	569
2.40%, 9/15/2023	1,000	947
2.95%, 5/15/2025	1,750	1,664
4.30%, 7/8/2034	700	688
4.38%, 5/15/2055	900	848

		12,076

Specialty Retail — 0.1%
Lowe’s Cos., Inc. 4.65%, 4/15/2042	739	729
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	403

		1,132

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.
3.00%, 2/9/2024	2,056	1,997
2.85%, 5/11/2024	1,553	1,496
2.75%, 1/13/2025	920	870
3.20%, 5/13/2025	1,539	1,490
2.45%, 8/4/2026	815	741
3.20%, 5/11/2027	686	653
3.00%, 6/20/2027	1,125	1,050
4.50%, 2/23/2036	426	441
3.45%, 2/9/2045	625	535
3.85%, 8/4/2046	569	518
Dell International LLC 6.02%, 6/15/2026 (b)	2,613	2,643
Dell, Inc. 7.10%, 4/15/2028	300	315

		12,749

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
4.63%, 7/11/2024 (b)	800	783
3.38%, 12/2/2026	400	372

		1,155

Tobacco — 0.0% (c)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	342	290
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	109

		399

Trading Companies & Distributors — 0.1%
Aircastle Ltd. 4.40%, 9/25/2023	620	612
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	490	481
3.50%, 11/1/2027 (b)	700	624
BOC Aviation Ltd. (Singapore) 2.75%, 9/18/2022 (b)	450	429
International Lease Finance Corp. 5.88%, 8/15/2022	506	530

		2,676

Water Utilities — 0.0% (c)
American Water Capital Corp. 3.40%, 3/1/2025	793	778

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 8.75%, 5/1/2032	200	267

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
CORPORATE BONDS — (continued)
Wireless Telecommunication Services — (continued)
Vodafone Group plc (United Kingdom)
4.13%, 5/30/2025	501		489
5.00%, 5/30/2038	601		551
5.25%, 5/30/2048	496		457

			1,764

TOTAL CORPORATE BONDS (Cost $445,072)			431,361

MORTGAGE-BACKED SECURITIES — 16.4%
FHLMC
Pool # 846489, ARM, 3.73%, 7/1/2019 (h)	—	(i)	—	(i)
Pool # 846812, ARM, 3.93%, 4/1/2030 (h)	11		11
Pool # 781087, ARM, 3.48%, 12/1/2033 (h)	218		230
Pool # 1B1665, ARM, 4.07%, 4/1/2034 (h)	224		234
Pool # 847356, ARM, 3.94%, 12/1/2034 (h)	102		107
Pool # 782979, ARM, 3.70%, 1/1/2035 (h)	184		194
Pool # 1Q0025, ARM, 3.97%, 2/1/2036 (h)	92		96
Pool # 848431, ARM, 4.58%, 2/1/2036 (h)	152		160
Pool # 1L1286, ARM, 4.12%, 5/1/2036 (h)	44		47
Pool # 848365, ARM, 4.22%, 7/1/2036 (h)	126		133
Pool # 1A1096, ARM, 4.25%, 10/1/2036 (h)	157		163
Pool # 1G2539, ARM, 4.34%, 10/1/2036 (h)	37		39
Pool # 1J1348, ARM, 5.02%, 10/1/2036 (h)	75		79
Pool # 1G2671, ARM, 3.94%, 11/1/2036 (h)	132		138
Pool # 782760, ARM, 4.56%, 11/1/2036 (h)	219		231
Pool # 1J1634, ARM, 4.04%, 12/1/2036 (h)	89		93
Pool # 1J0282, ARM, 3.69%, 2/1/2037 (h)	59		62
Pool # 1Q0739, ARM, 4.38%, 3/1/2037 (h)	260		271
Pool # 848699, ARM, 4.40%, 7/1/2040 (h)	392		410
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91403, 3.50%, 3/1/2032	330		332
FHLMC Gold Pools, 30 Year, Single Family
Pool # C68485, 7.00%, 7/1/2032	22		24
Pool # G01448, 7.00%, 8/1/2032	60		66
Pool # A13625, 5.50%, 10/1/2033	289		315
Pool # A16107, 6.00%, 12/1/2033	86		93
Pool # A17537, 6.00%, 1/1/2034	112		125
Pool # A61572, 5.00%, 9/1/2034	644		680
Pool # A28796, 6.50%, 11/1/2034	182		207
Pool # G03369, 6.50%, 1/1/2035	282		309
Pool # A46987, 5.50%, 7/1/2035	640		691
Pool # G01919, 4.00%, 9/1/2035	391		395
Pool # C02641, 7.00%, 10/1/2036	105		116
Pool # C02660, 6.50%, 11/1/2036	241		273
Pool # A93383, 5.00%, 8/1/2040	664		703
Pool # A93511, 5.00%, 8/1/2040	670		709
Pool # G06493, 4.50%, 5/1/2041	2,299		2,392
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	49		52
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	47		51
Pool # U50105, 4.00%, 1/1/2032	685		705
Pool # L10151, 6.00%, 2/1/2033	61		63
Pool # U80254, 3.00%, 3/1/2033	668		651
Pool # P20409, 5.50%, 10/1/2033	97		101
Pool # P50201, 5.50%, 1/1/2034	110		114
Pool # U90975, 4.00%, 6/1/2042	2,801		2,837
Pool # U90673, 4.00%, 1/1/2043	594		602
Pool # U99134, 4.00%, 1/1/2046	9,656		9,780
Pool # U69030, 4.50%, 1/1/2046	4,343		4,516

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — (continued)
FNMA
Pool # 70226, ARM, 2.13%, 1/1/2019 (h)	—	(i)	—	(i)
Pool # 116612, ARM, 3.62%, 3/1/2019 (h)	—	(i)	—	(i)
Pool # 470623, ARM, 3.11%, 3/1/2022 (h)	867		868
Pool # 54844, ARM, 2.69%, 9/1/2027 (h)	18		18
Pool # 303532, ARM, 4.02%, 3/1/2029 (h)	13		13
Pool # 555258, ARM, 3.91%, 1/1/2033 (h)	531		545
Pool # 722421, ARM, 3.91%, 7/1/2033 (h)	57		58
Pool # 722985, ARM, 4.32%, 7/1/2033 (h)	20		21
Pool # 686040, ARM, 4.36%, 7/1/2033 (h)	254		266
Pool # 746299, ARM, 4.69%, 9/1/2033 (h)	156		164
Pool # 749923, ARM, 4.65%, 11/1/2033 (h)	20		21
Pool # 766610, ARM, 4.09%, 1/1/2034 (h)	110		114
Pool # 920467, ARM, 5.00%, 2/1/2034 (h)	88		90
Pool # 770377, ARM, 3.73%, 4/1/2034 (h)	114		119
Pool # 751531, ARM, 4.21%, 5/1/2034 (h)	152		160
Pool # 782306, ARM, 4.48%, 7/1/2034 (h)	47		47
Pool # 735332, ARM, 4.23%, 8/1/2034 (h)	279		293
Pool # 790235, ARM, 4.39%, 8/1/2034 (h)	146		153
Pool # 791961, ARM, 3.81%, 9/1/2034 (h)	33		33
Pool # 725902, ARM, 4.40%, 9/1/2034 (h)	35		36
Pool # 803594, ARM, 4.37%, 10/1/2034 (h)	261		273
Pool # 803599, ARM, 4.37%, 10/1/2034 (h)	247		257
Pool # 896463, ARM, 4.62%, 10/1/2034 (h)	127		134
Pool # 806776, ARM, 4.09%, 11/1/2034 (h)	263		271
Pool # 806778, ARM, 4.17%, 11/1/2034 (h)	475		495
Pool # 810896, ARM, 4.06%, 1/1/2035 (h)	463		477
Pool # 802692, ARM, 4.25%, 1/1/2035 (h)	273		285
Pool # 816597, ARM, 3.48%, 2/1/2035 (h)	54		57
Pool # 735539, ARM, 3.93%, 4/1/2035 (h)	762		804
Pool # 745862, ARM, 4.19%, 4/1/2035 (h)	136		144
Pool # 821378, ARM, 3.91%, 5/1/2035 (h)	270		279
Pool # 823660, ARM, 4.12%, 5/1/2035 (h)	71		74
Pool # 745766, ARM, 4.19%, 6/1/2035 (h)	330		341
Pool # 843026, ARM, 4.03%, 9/1/2035 (h)	703		727
Pool # 832801, ARM, 4.36%, 9/1/2035 (h)	68		72
Pool # 849251, ARM, 4.04%, 1/1/2036 (h)	115		118
Pool # 920465, ARM, 4.25%, 1/1/2036 (h)	34		35
Pool # 872622, ARM, 4.17%, 6/1/2036 (h)	27		28
Pool # 895141, ARM, 4.07%, 7/1/2036 (h)	213		221
Pool # 900197, ARM, 4.84%, 10/1/2036 (h)	122		129
Pool # 966946, ARM, 3.79%, 1/1/2038 (h)	36		37
FNMA, 15 Year, Single Family
Pool # 742078, 4.50%, 3/1/2019	5		5
Pool # 725414, 4.50%, 5/1/2019	3		3
Pool # 780956, 4.50%, 5/1/2019	7		7
Pool # 734630, 6.00%, 8/1/2019	3		3
Pool # 745048, 5.00%, 10/1/2019	5		5
Pool # 735841, 4.50%, 11/1/2019	13		13
Pool # 735290, 4.50%, 12/1/2019	20		21
Pool # 888557, 5.50%, 3/1/2020	2		2
Pool # 889805, 5.50%, 7/1/2020	2		2
Pool # 735911, 6.50%, 8/1/2020	5		5
Pool # 889634, 6.00%, 2/1/2023	465		479
Pool # 995381, 6.00%, 1/1/2024	97		101
Pool # 995425, 6.00%, 1/1/2024	234		243
Pool # AD0133, 5.00%, 8/1/2024	85		88

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — (continued)
FNMA, 20 Year, Single Family
Pool # 254305, 6.50%, 5/1/2022	25	27
Pool # 555791, 6.50%, 12/1/2022	71	77
Pool # 255217, 4.50%, 4/1/2024	31	32
Pool # 888656, 6.50%, 4/1/2025	92	100
Pool # MA1138, 3.50%, 8/1/2032	745	750
FNMA, 30 Year, FHA/VA
Pool # 535183, 8.00%, 6/1/2028	25	27
Pool # 252409, 6.50%, 3/1/2029	70	76
Pool # 653815, 7.00%, 2/1/2033	10	10
Pool # 752786, 6.00%, 9/1/2033	66	70
Pool # 931717, 6.50%, 8/1/2039	323	351
FNMA, 30 Year, Single Family
Pool # 50966, 7.00%, 1/1/2024	2	2
Pool # 399269, 7.00%, 4/1/2026	32	33
Pool # 689977, 8.00%, 3/1/2027	42	45
Pool # 695533, 8.00%, 6/1/2027	16	17
Pool # 457268, 9.50%, 7/1/2028	3	3
Pool # 756024, 8.00%, 9/1/2028	68	74
Pool # 755973, 8.00%, 11/1/2028	149	167
Pool # 455759, 6.00%, 12/1/2028	18	19
Pool # 252211, 6.00%, 1/1/2029	26	29
Pool # 459097, 7.00%, 1/1/2029	40	42
Pool # 889020, 6.50%, 11/1/2029	399	439
Pool # 598559, 6.50%, 8/1/2031	37	41
Pool # 622542, 5.50%, 9/1/2031	319	343
Pool # 788150, 6.00%, 3/1/2032	51	55
Pool # 649734, 7.00%, 6/1/2032	34	35
Pool # 649624, 7.00%, 8/1/2032	6	6
Pool # 675555, 6.00%, 12/1/2032	88	95
Pool # AL0045, 6.00%, 12/1/2032	398	435
Pool # 674349, 6.00%, 3/1/2033	16	17
Pool # 688625, 6.00%, 3/1/2033	28	31
Pool # 688655, 6.00%, 3/1/2033	27	29
Pool # 695584, 6.00%, 3/1/2033	15	16
Pool # 702901, 6.00%, 5/1/2033	128	141
Pool # 723852, 5.00%, 7/1/2033	159	169
Pool # 729296, 5.00%, 7/1/2033	326	346
Pool # 729379, 6.00%, 8/1/2033	38	41
Pool # 737825, 6.00%, 9/1/2033	47	51
Pool # 750977, 4.50%, 11/1/2033	123	127
Pool # 725017, 5.50%, 12/1/2033	476	519
Pool # 751341, 5.50%, 3/1/2034	56	60
Pool # 888568, 5.00%, 12/1/2034	12	12
Pool # 815426, 4.50%, 2/1/2035	1	2
Pool # 820347, 5.00%, 9/1/2035	93	99
Pool # 833657, 7.50%, 8/1/2036	73	79
Pool # 986648, 6.00%, 9/1/2037	170	185
Pool # 888892, 7.50%, 11/1/2037	51	54
Pool # 257510, 7.00%, 12/1/2038	150	172
Pool # AD0753, 7.00%, 1/1/2039	129	147
Pool # AT5891, 3.00%, 6/1/2043	3,429	3,299
Pool # AL7527, 4.50%, 9/1/2043	1,852	1,927
Pool # BM3500, 4.00%, 9/1/2047	4,823	4,868
Pool # BJ1778, 4.50%, 10/1/2047	2,727	2,825
FNMA, Other
Pool # BL1040, 3.88%, 12/1/2018 (j)	3,000	3,001
Pool # AM0081, 1.94%, 7/1/2019	1,837	1,825
Pool # AD0851, 4.37%, 2/1/2020	1,128	1,142
Pool # AE0136, 4.38%, 4/1/2020	567	575

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — (continued)
Pool # AM3370, 1.74%, 5/1/2020	3,280	3,231
Pool # 465659, 3.74%, 7/1/2020	1,720	1,736
Pool # 465578, 3.93%, 7/1/2020	1,804	1,825
Pool # 465936, 3.60%, 9/1/2020	2,610	2,630
Pool # 466030, 3.29%, 10/1/2020	1,822	1,825
Pool # FN0005, 3.37%, 11/1/2020	737	739
Pool # 466836, 3.87%, 1/1/2021	1,475	1,496
Pool # 466919, 3.93%, 1/1/2021	1,857	1,885
Pool # FN0003, 4.28%, 1/1/2021	989	1,012
Pool # 467344, 4.48%, 2/1/2021	2,667	2,733
Pool # 467755, 4.25%, 4/1/2021	2,380	2,433
Pool # 467944, 4.25%, 4/1/2021	2,000	2,045
Pool # 467630, 4.30%, 4/1/2021	918	940
Pool # 467757, 4.33%, 4/1/2021	1,954	2,000
Pool # 468102, 4.34%, 6/1/2021	5,000	5,131
Pool # 468159, 4.26%, 7/1/2021	1,934	1,981
Pool # AL0602, 4.31%, 7/1/2021	1,066	1,091
Pool # 468896, 4.13%, 8/1/2021	1,328	1,357
Pool # AM1771, 2.12%, 9/1/2021	2,500	2,415
Pool # 470407, 3.16%, 2/1/2022	2,508	2,506
Pool # 470622, 2.75%, 3/1/2022	2,937	2,910
Pool # 471718, 2.77%, 5/1/2022	1,522	1,500
Pool # 471177, 2.94%, 5/1/2022	1,322	1,312
Pool # 471190, 3.12%, 5/1/2022	1,681	1,678
Pool # 471254, 2.98%, 7/1/2022	2,442	2,426
Pool # 471284, 2.98%, 7/1/2022	1,953	1,941
Pool # AM7303, 2.66%, 12/1/2022	2,460	2,410
Pool # AM3789, 3.02%, 7/1/2023	2,286	2,272
Pool # AM7245, 2.95%, 8/1/2023	4,505	4,459
Pool # AM4066, 3.59%, 8/1/2023	2,500	2,531
Pool # AM4466, 3.76%, 10/1/2023	2,829	2,881
Pool # AM4628, 3.69%, 11/1/2023	1,500	1,524
Pool # AM4668, 3.76%, 11/1/2023	1,973	2,010
Pool # AM4716, 3.38%, 12/1/2023	1,971	1,979
Pool # AM7231, 2.92%, 12/1/2024	4,000	3,908
Pool # AM7589, 2.95%, 12/1/2024	1,576	1,544
Pool # AM7290, 2.97%, 12/1/2024	3,465	3,394
Pool # AM7576, 3.04%, 12/1/2024	4,000	3,934
Pool # AM7124, 3.11%, 12/1/2024	2,500	2,468
Pool # 470300, 3.64%, 1/1/2025	917	924
Pool # AM3833, 3.25%, 7/1/2025	3,663	3,642
Pool # AM4991, 3.97%, 12/1/2025	1,755	1,817
Pool # AL6805, 3.78%, 1/1/2026	3,540	3,601
Pool # 468645, 4.54%, 7/1/2026	2,663	2,792
Pool # AM6392, 3.29%, 8/1/2026	4,000	3,969
Pool # AM6448, 3.25%, 9/1/2026	9,973	9,870
Pool # AM7223, 3.11%, 12/1/2026	3,566	3,498
Pool # AM7118, 3.14%, 12/1/2026	2,848	2,799
Pool # AM7485, 3.24%, 12/1/2026	4,235	4,164
Pool # AM7390, 3.26%, 12/1/2026	3,873	3,835
Pool # AM7265, 3.30%, 12/1/2026	3,945	3,901
Pool # AM7515, 3.34%, 2/1/2027	3,000	2,969
Pool # AM8432, 2.79%, 5/1/2027	9,000	8,559
Pool # AM8803, 2.78%, 6/1/2027	5,019	4,801
Pool # AM8987, 2.79%, 6/1/2027	1,879	1,796
Pool # AM9003, 2.96%, 6/1/2027	2,904	2,813

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — (continued)
Pool # AN9656, 3.57%, 7/1/2028	4,797		4,788
Pool # AM7785, 3.17%, 2/1/2030	2,963		2,825
Pool # AM7516, 3.55%, 2/1/2030	2,000		1,973
Pool # AM8427, 3.04%, 4/1/2030	8,915		8,395
Pool # AM8544, 3.08%, 4/1/2030	7,922		7,488
Pool # AM8889, 2.92%, 5/1/2030	8,000		7,376
Pool # AM8804, 3.10%, 5/1/2030	3,762		3,562
Pool # AM8807, 3.10%, 5/1/2030	4,872		4,615
Pool # AM9020, 2.97%, 6/1/2030	3,972		3,759
Pool # AM8967, 3.08%, 6/1/2030	6,150		5,761
Pool # AM9320, 3.30%, 7/1/2030	4,022		3,823
Pool # AM9219, 3.35%, 9/1/2030	1,893		1,833
Pool # AP9632, 4.00%, 10/1/2032	834		849
Pool # AP9762, 4.00%, 10/1/2032	790		803
Pool # AQ7084, 3.50%, 12/1/2032	908		905
Pool # AT2703, 3.50%, 5/1/2033	1,949		1,943
Pool # AT2954, 3.50%, 5/1/2033	1,267		1,263
Pool # AT4180, 3.50%, 5/1/2033	1,235		1,231
Pool # AT4939, 3.50%, 5/1/2033	1,066		1,062
Pool # 754922, 5.50%, 9/1/2033	112		120
Pool # 762520, 4.00%, 11/1/2033	560		563
Pool # AM8922, 3.03%, 6/1/2035	2,936		2,799
Pool # AM9188, 3.12%, 6/1/2035	7,000		6,415
Pool # 849215, 6.50%, 1/1/2036	31		32
Pool # 872740, 6.50%, 6/1/2036	86		92
Pool # 886320, 6.50%, 7/1/2036	26		27
Pool # 888796, 6.00%, 9/1/2037	106		115
Pool # AO7225, 4.00%, 7/1/2042	817		827
Pool # AO9352, 4.00%, 7/1/2042	941		953
Pool # MA1125, 4.00%, 7/1/2042	1,404		1,421
Pool # AR1397, 3.00%, 1/1/2043	1,824		1,753
Pool # MA1711, 4.50%, 12/1/2043	3,853		4,001
Pool # MA1828, 4.50%, 3/1/2044	2,952		3,065
GNMA I, 30 Year, Single Family
Pool # 313110, 7.50%, 11/15/2022	—	(i)	—	(i)
Pool # 345288, 7.50%, 3/15/2023	1		1
Pool # 782507, 9.50%, 10/15/2024	40		41
Pool # 554108, 6.50%, 3/15/2028	48		53
Pool # 481872, 7.50%, 7/15/2028	5		5
Pool # 468149, 8.00%, 8/15/2028	4		5
Pool # 486537, 7.50%, 9/15/2028	15		16
Pool # 486631, 6.50%, 10/15/2028	7		7
Pool # 591882, 6.50%, 7/15/2032	16		17
Pool # 607645, 6.50%, 2/15/2033	48		52
Pool # 607724, 7.00%, 2/15/2033	38		41
Pool # 604209, 6.50%, 4/15/2033	47		51
Pool # 781614, 7.00%, 6/15/2033	76		88
GNMA II, 30 Year, Single Family
Pool # 2006, 8.50%, 5/20/2025	14		15
Pool # 2141, 8.00%, 12/20/2025	2		2
Pool # 2234, 8.00%, 6/20/2026	6		6
Pool # 2270, 8.00%, 8/20/2026	4		4
Pool # 2285, 8.00%, 9/20/2026	4		5
Pool # 2324, 8.00%, 11/20/2026	5		5
Pool # 2499, 8.00%, 10/20/2027	8		9
Pool # 2512, 8.00%, 11/20/2027	9		10
Pool # 2525, 8.00%, 12/20/2027	4		4

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — (continued)
Pool # 2549, 7.50%, 2/20/2028	7	8
Pool # 2646, 7.50%, 9/20/2028	20	22
Pool # 2647, 8.00%, 9/20/2028	2	3
Pool # 3427, 4.50%, 8/20/2033	130	135
Pool # 4245, 6.00%, 9/20/2038	984	1,064
Pool # AK8806, 4.25%, 3/20/2045	1,719	1,777
GNMA II, Other
Pool # AC0979, 4.46%, 4/20/2063 (h)	1,463	1,486
Pool # AC0973, 4.45%, 5/20/2063 (h)	2,318	2,348

TOTAL MORTGAGE-BACKED SECURITIES (Cost $320,906)		311,572

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.8%
Acre 12/15/2020‡	3,785	3,785
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	6,590	6,815
Series 2005-J1, Class 1A4, IF, IO, 2.79%, 2/25/2035 ‡ (h)	815	14
Series 2005-1CB, Class 1A6, IF, IO, 4.79%, 3/25/2035 ‡ (h)	847	98
Series 2005-22T1, Class A2, IF, IO, 2.76%, 6/25/2035 ‡ (h)	4,757	387
Series 2005-20CB, Class 3A8, IF, IO, 2.44%, 7/25/2035 ‡ (h)	2,232	160
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	2,251	2,157
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	87	64
Series 2005-37T1, Class A2, IF, IO, 2.74%, 9/25/2035 ‡ (h)	3,430	307
Series 2005-54CB, Class 1A2, IF, IO, 2.54%, 11/25/2035 ‡ (h)	4,229	332
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,680	1,573
Series 2005-57CB, Class 3A2, IF, IO, 2.79%, 12/25/2035 ‡ (h)	962	76
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	726	703
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	1,208	981
ARIVO 9/15/2019 ‡	1,868	1,868
ASG Resecuritization Trust Series 2011-1, Class 3A50, 4.20%, 11/28/2035 (b) (h)	68	68
Banc of America Alternative Loan Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	12	11
Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	608	566
Series 2005-6, Class CBIO, IO, 5.50%, 7/25/2035 ‡	1,467	302
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	390	315
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	157	133
Series 2004-2, Class 30PO, PO, 9/20/2034‡	99	91
Series 2004-C, Class 1A1, 4.97%, 12/20/2034 (h)	127	127
Series 2005-E, Class 4A1, 4.43%, 3/20/2035 (h)	245	246
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	250	238
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	203	169
Series 2005-8, Class 30PO, PO, 1/25/2036 ‡	103	77
Series 2006-A, Class 3A2, 4.17%, 2/20/2036 (h)	254	236
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 3.86%, 2/25/2034 (h)	80	80
Series 2004-J, Class 3A1, 4.87%, 11/25/2034 (h)	283	283
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b) (h)	129	132
Series 2010-RR7, Class 2A1, 3.65%, 7/26/2045 (b) (h)	612	607
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 4.20%, 10/25/2033 (h)	65	65
Series 2004-1, Class 12A1, 3.96%, 4/25/2034 (h)	340	341
Series 2004-2, Class 14A, 3.86%, 5/25/2034 (h)	57	57
Series 2006-1, Class A1, 4.91%, 2/25/2036 (h)	1,200	1,207
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	7	7
Series 2004-HYB1, Class 2A, 3.74%, 5/20/2034 (h)	70	69
Series 2004-HYB3, Class 2A, 3.63%, 6/20/2034 (h)	372	373
Series 2004-7, Class 2A1, 3.96%, 6/25/2034 (h)	204	209

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Series 2004-HYB6, Class A3, 4.27%, 11/20/2034 (h)	241		245
Series 2005-16, Class A23, 5.50%, 9/25/2035	466		445
Series 2005-22, Class 2A1, 4.08%, 11/25/2035 (h)	1,354		1,192
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class APO, PO, 8/25/2035 ‡	50		45
Series 2005-8, Class APO, PO, 11/25/2035 ‡	86		73
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 12/25/2018 ‡	1		1
Series 2003-HYB1, Class A, 4.74%, 9/25/2033 (h)	61		61
Citigroup Mortgage Loan Trust
Series 2009-10, Class 2A1A, 7.00%, 12/25/2035 (b) (h)	73		74
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (h)	458		467
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO1, PO, 12/25/2018 ‡	5		5
Series 2003-UST1, Class A1, 5.50%, 12/25/2018	15		15
Series 2003-1, Class PO3, PO, 9/25/2033 ‡	32		30
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	26		26
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	41		39
Series 2003-1, Class PO2, PO, 10/25/2033 ‡	44		38
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	79		80
Series 2004-UST1, Class A6, 4.28%, 8/25/2034 (h)	60		58
Series 2005-1, Class 2A1A, 3.26%, 2/25/2035 (h)	227		195
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	247		251
Series 2005-5, Class 1A2, 3.97%, 8/25/2035 (h)	281		228
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047‡ (h) (k)	1,079		130
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 5P, PO, 8/25/2019 ‡	1		1
Series 2003-1, Class DB1, 6.72%, 2/25/2033 (h)	327		339
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	108		111
Series 2003-25, Class 1P, PO, 10/25/2033 ‡	238		217
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	1,413		1,441
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	2,980		2,949
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	57		60
FHLMC REMIC
Series 2134, Class PI, IO, 6.50%, 3/15/2019	—	(i)	—	(i)
Series 2783, Class AT, 4.00%, 4/15/2019	11		11
Series 2809, Class UC, 4.00%, 6/15/2019	11		11
Series 2934, Class EC, PO, 2/15/2020	49		48
Series 2934, Class HI, IO, 5.00%, 2/15/2020	41		1
Series 2934, Class KI, IO, 5.00%, 2/15/2020	30		1
Series 2965, Class GD, 4.50%, 4/15/2020	83		84
Series 23, Class F, 9.60%, 4/15/2020	—	(i)	—	(i)
Series 47, Class F, 10.00%, 6/15/2020	—	(i)	—	(i)
Series 1807, Class G, 9.00%, 10/15/2020	—	(i)	—	(i)
Series 99, Class Z, 9.50%, 1/15/2021	—	(i)	—	(i)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(i)	—	(i)
Series 1065, Class J, 9.00%, 4/15/2021	1		1
Series 1084, Class F, 3.26%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1079, Class S, HB, IF, 26.16%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1084, Class S, HB, IF, 34.85%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1116, Class I, 5.50%, 8/15/2021	2		2
Series 1144, Class KB, 8.50%, 9/15/2021	3		3
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (h)	—	(i)	—	(i)
Series 1250, Class J, 7.00%, 5/15/2022	2		2
Series 1343, Class LB, 7.50%, 8/15/2022	7		7
Series 1343, Class LA, 8.00%, 8/15/2022	5		6
Series 1370, Class JA, 3.46%, 9/15/2022 (h)	12		12
Series 2512, Class PG, 5.50%, 10/15/2022	126		130

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Series 1455, Class WB, IF, 3.52%, 12/15/2022 (h)	11		11
Series 2535, Class BK, 5.50%, 12/15/2022	68		70
Series 1470, Class F, 2.02%, 2/15/2023 (h)	1		1
Series 2568, Class KG, 5.50%, 2/15/2023	170		177
Series 1466, Class PZ, 7.50%, 2/15/2023	53		56
Series 1498, Class I, 3.46%, 4/15/2023 (h)	64		66
Series 1502, Class PX, 7.00%, 4/15/2023	96		101
Series 1798, Class F, 5.00%, 5/15/2023	80		81
Series 1518, Class G, IF, 6.53%, 5/15/2023 (h)	25		27
Series 1505, Class Q, 7.00%, 5/15/2023	10		11
Series 204, Class E, HB, IF, 1,429.94%, 5/15/2023 (h)	—	(i)	—	(i)
Series 1541, Class O, 2.44%, 7/15/2023 (h)	24		24
Series 2638, Class DS, IF, 6.29%, 7/15/2023 (h)	17		17
Series 1541, Class M, HB, IF, 23.48%, 7/15/2023 (h)	9		11
Series 1570, Class F, 2.52%, 8/15/2023 (h)	2		2
Series 1608, Class L, 6.50%, 9/15/2023	229		241
Series 1573, Class PZ, 7.00%, 9/15/2023	75		79
Series 2571, Class SK, HB, IF, 24.55%, 9/15/2023 (h)	34		44
Series 1591, Class PV, 6.25%, 10/15/2023	48		50
Series 1602, Class SA, IF, 15.25%, 10/15/2023 (h)	27		30
Series 2710, Class HB, 5.50%, 11/15/2023	455		473
Series 1642, Class PJ, 6.00%, 11/15/2023	109		113
Series 2716, Class UN, 4.50%, 12/15/2023	284		294
Series 1638, Class H, 6.50%, 12/15/2023	162		170
Series 2283, Class K, 6.50%, 12/15/2023	79		83
Series 1700, Class GA, PO, 2/15/2024	29		27
Series 1865, Class D, PO, 2/15/2024	39		35
Series 1760, Class ZD, 2.64%, 2/15/2024 (h)	204		201
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	14		17
Series 1686, Class SH, IF, 14.05%, 2/15/2024 (h)	5		6
Series 1709, Class FA, 2.29%, 3/15/2024 (h)	3		3
Series 1699, Class FC, 2.91%, 3/15/2024 (h)	7		7
Series 1695, Class EB, 7.00%, 3/15/2024	35		37
Series 1706, Class K, 7.00%, 3/15/2024	105		112
Series 2033, Class SN, HB, IF, 26.86%, 3/15/2024 (h)	17		4
Series 2306, Class K, PO, 5/15/2024	17		16
Series 2306, Class SE, IF, IO, 7.46%, 5/15/2024 (h)	40		6
Series 1745, Class D, 7.50%, 8/15/2024	18		20
Series 3720, Class A, 4.50%, 9/15/2025	193		198
Series 3131, Class BK, 5.50%, 3/15/2026	663		703
Series 1829, Class ZB, 6.50%, 3/15/2026	17		18
Series 1863, Class Z, 6.50%, 7/15/2026	21		22
Series 1890, Class H, 7.50%, 9/15/2026	21		23
Series 1899, Class ZE, 8.00%, 9/15/2026	65		73
Series 3229, Class HE, 5.00%, 10/15/2026	608		627
Series 1963, Class Z, 7.50%, 1/15/2027	49		54
Series 1935, Class FL, 3.01%, 2/15/2027 (h)	4		4
Series 1981, Class Z, 6.00%, 5/15/2027	80		84
Series 1970, Class PG, 7.25%, 7/15/2027	6		7
Series 1987, Class PE, 7.50%, 9/15/2027	35		40
Series 2019, Class Z, 6.50%, 12/15/2027	65		69
Series 2038, Class PN, IO, 7.00%, 3/15/2028	62		11
Series 2040, Class PE, 7.50%, 3/15/2028	132		147
Series 4251, Class KW, 2.50%, 4/15/2028	3,684		3,429
Series 2043, Class CJ, 6.50%, 4/15/2028	19		20
Series 2054, Class PV, 7.50%, 5/15/2028	87		97

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Series 2075, Class PM, 6.25%, 8/15/2028	188	199
Series 2075, Class PH, 6.50%, 8/15/2028	167	181
Series 2086, Class GB, 6.00%, 9/15/2028	51	54
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	79	9
Series 2095, Class PE, 6.00%, 11/15/2028	221	237
Series 2125, Class JZ, 6.00%, 2/15/2029	76	81
Series 2136, Class PG, 6.00%, 3/15/2029	93	100
Series 2132, Class SB, HB, IF, 20.59%, 3/15/2029 (h)	16	22
Series 2141, IO, 7.00%, 4/15/2029	26	3
Series 2169, Class TB, 7.00%, 6/15/2029	276	303
Series 2163, Class PC, IO, 7.50%, 6/15/2029	30	3
Series 2172, Class QC, 7.00%, 7/15/2029	174	193
Series 2176, Class OJ, 7.00%, 8/15/2029	137	152
Series 2201, Class C, 8.00%, 11/15/2029	79	88
Series 2209, Class TC, 8.00%, 1/15/2030	72	82
Series 2210, Class Z, 8.00%, 1/15/2030	130	149
Series 2224, Class CB, 8.00%, 3/15/2030	29	33
Series 2230, Class Z, 8.00%, 4/15/2030	76	85
Series 2234, Class PZ, 7.50%, 5/15/2030	55	62
Series 2247, Class Z, 7.50%, 8/15/2030	60	67
Series 2256, Class MC, 7.25%, 9/15/2030	80	90
Series 2259, Class ZM, 7.00%, 10/15/2030	103	115
Series 2261, Class ZY, 7.50%, 10/15/2030	1	—	(i)
Series 2262, Class Z, 7.50%, 10/15/2030	17	19
Series 2271, Class PC, 7.25%, 12/15/2030	133	148
Series 2296, Class PD, 7.00%, 3/15/2031	75	83
Series 2313, Class LA, 6.50%, 5/15/2031	73	82
Series 2325, Class PM, 7.00%, 6/15/2031	89	99
Series 2359, Class ZB, 8.50%, 6/15/2031	207	239
Series 2344, Class ZD, 6.50%, 8/15/2031	706	802
Series 2344, Class ZJ, 6.50%, 8/15/2031	61	66
Series 2345, Class NE, 6.50%, 8/15/2031	51	56
Series 2351, Class PZ, 6.50%, 8/15/2031	56	62
Series 2353, Class AZ, 6.00%, 9/15/2031	420	440
Series 2367, Class ME, 6.50%, 10/15/2031	105	115
Series 2396, Class FM, 2.76%, 12/15/2031 (h)	233	234
Series 2399, Class OH, 6.50%, 1/15/2032	143	157
Series 2399, Class TH, 6.50%, 1/15/2032	186	204
Series 2464, Class SI, IF, IO, 5.69%, 2/15/2032 (h)	327	51
Series 2410, Class QX, IF, IO, 6.34%, 2/15/2032 (h)	80	15
Series 2410, Class OE, 6.38%, 2/15/2032	71	75
Series 2410, Class NG, 6.50%, 2/15/2032	187	205
Series 2420, Class XK, 6.50%, 2/15/2032	237	260
Series 2412, Class SP, IF, 11.49%, 2/15/2032 (h)	157	180
Series 2410, Class QS, IF, 13.50%, 2/15/2032 (h)	128	156
Series 2444, Class ES, IF, IO, 5.64%, 3/15/2032 (h)	135	22
Series 2450, Class SW, IF, IO, 5.69%, 3/15/2032 (h)	108	17
Series 2430, Class WF, 6.50%, 3/15/2032	351	389
Series 2423, Class MC, 7.00%, 3/15/2032	194	215
Series 2423, Class MT, 7.00%, 3/15/2032	169	188
Series 2435, Class CJ, 6.50%, 4/15/2032	242	265
Series 2434, Class TC, 7.00%, 4/15/2032	182	201
Series 2436, Class MC, 7.00%, 4/15/2032	152	166
Series 2455, Class GK, 6.50%, 5/15/2032	374	413
Series 2450, Class GZ, 7.00%, 5/15/2032	100	113
Series 2462, Class JG, 6.50%, 6/15/2032	160	176

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Series 2466, Class PH, 6.50%, 6/15/2032	283	311
Series 2474, Class NR, 6.50%, 7/15/2032	154	172
Series 2484, Class LZ, 6.50%, 7/15/2032	187	210
Series 2500, Class MC, 6.00%, 9/15/2032	185	201
Series 2835, Class QO, PO, 12/15/2032	27	23
Series 2543, Class YX, 6.00%, 12/15/2032	334	365
Series 2544, Class HC, 6.00%, 12/15/2032	327	359
Series 2552, Class ME, 6.00%, 1/15/2033	445	487
Series 2567, Class QD, 6.00%, 2/15/2033	384	421
Series 2575, Class ME, 6.00%, 2/15/2033	936	1,012
Series 2596, Class QG, 6.00%, 3/15/2033	254	264
Series 2586, Class WI, IO, 6.50%, 3/15/2033	122	28
Series 2692, Class SC, IF, 8.67%, 7/15/2033 (h)	62	68
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,362
Series 3920, Class LP, 5.00%, 1/15/2034	979	1,044
Series 2744, Class PE, 5.50%, 2/15/2034	43	44
Series 3611, PO, 7/15/2034	64	54
Series 2990, Class UZ, 5.75%, 6/15/2035	2,236	2,441
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,219
Series 3014, Class OD, PO, 8/15/2035	52	46
Series 3085, Class WF, 3.11%, 8/15/2035 (h)	172	176
Series 3151, Class UC, 5.50%, 8/15/2035	31	31
Series 3047, Class OD, 5.50%, 10/15/2035	944	1,017
Series 3074, Class BH, 5.00%, 11/15/2035	570	589
Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,226
Series 3102, Class FB, 2.61%, 1/15/2036(h)	245	245
Series 3102, Class HS, IF, 16.11%, 1/15/2036 (h)	61	78
Series 3117, Class EO, PO, 2/15/2036	387	325
Series 3117, Class OK, PO, 2/15/2036	225	188
Series 3134, PO, 3/15/2036	59	51
Series 3152, Class MO, PO, 3/15/2036	299	253
Series 3122, Class ZB, 6.00%, 3/15/2036	23	30
Series 3138, PO, 4/15/2036	283	244
Series 3607, Class BO, PO, 4/15/2036	132	111
Series 3219, Class DI, IO, 6.00%, 4/15/2036	216	45
Series 3819, Class ZQ, 6.00%, 4/15/2036	1,272	1,402
Series 3149, Class SO, PO, 5/15/2036	30	23
Series 3233, Class OP, PO, 5/15/2036	92	77
Series 3171, Class MO, PO, 6/15/2036	61	54
Series 3179, Class OA, PO, 7/15/2036	254	218
Series 3194, Class SA, IF, IO, 4.79%, 7/15/2036 (h)	43	2
Series 3211, Class SO, PO, 9/15/2036	278	239
Series 3218, Class AO, PO, 9/15/2036	125	95
Series 3232, Class ST, IF, IO, 4.39%, 10/15/2036 (h)	321	42
Series 3256, PO, 12/15/2036	165	139
Series 3261, Class OA, PO, 1/15/2037	203	170
Series 3260, Class CS, IF, IO, 3.83%, 1/15/2037 (h)	348	44
Series 3274, Class JO, PO, 2/15/2037	55	48
Series 3275, Class FL, 2.75%, 2/15/2037 (h)	57	57
Series 3290, Class SB, IF, IO, 4.14%, 3/15/2037 (h)	410	46
Series 3318, Class AO, PO, 5/15/2037	21	16
Series 3607, PO, 5/15/2037	267	223
Series 3315, Class HZ, 6.00%, 5/15/2037	333	335
Series 3326, Class JO, PO, 6/15/2037	20	18
Series 3331, PO, 6/15/2037	189	165
Series 3607, Class OP, PO, 7/15/2037	534	453
Series 4048, Class FJ, 2.66%, 7/15/2037 (h)	1,093	1,090
Series 3759, Class HI, IO, 4.00%, 8/15/2037	181	3
Series 3760, Class GI, IO, 4.00%, 10/15/2037	97	1
Series 3385, Class SN, IF, IO, 3.69%, 11/15/2037 (h)	90	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Series 3387, Class SA, IF, IO, 4.11%, 11/15/2037 (h)	262		23
Series 3422, Class AI, IO, 0.25%, 1/15/2038(e)	1,720		13
Series 3404, Class SC, IF, IO, 3.69%, 1/15/2038 (h)	457		51
Series 3424, Class PI, IF, IO, 4.49%, 4/15/2038 (h)	333		41
Series 3481, Class SJ, IF, IO, 3.54%, 8/15/2038 (h)	538		53
Series 3511, Class SA, IF, IO, 3.69%, 2/15/2039 (h)	341		38
Series 3549, Class FA, 3.51%, 7/15/2039 (h)	55		56
Series 3997, Class PF, 2.76%, 11/15/2039 (h)	188		189
Series 3621, Class BO, PO, 1/15/2040	195		167
Series 3747, Class PY, 4.00%, 10/15/2040	1,000		1,001
Series 3925, Class FL, 2.76%, 1/15/2041 (h)	637		640
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	282		282
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	981		1,041
Series 3957, Class B, 4.00%, 11/15/2041	404		411
Series 3966, Class NA, 4.00%, 12/15/2041	676		696
Series 4217, Class KY, 3.00%, 6/15/2043	2,000		1,842
Series 4374, Class NC, 3.75%, 2/15/2046 (e)	1,548		1,557
FHLMC STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	12		—	(i)
Series 243, Class 17, IO, 4.50%, 12/15/2020	33		1
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(i)	—	(i)
Series 233, Class 11, IO, 5.00%, 9/15/2035	466		89
Series 233, Class 13, IO, 5.00%, 9/15/2035	662		138
Series 299, Class 300, 3.00%, 1/15/2043	5,067		4,941
Series 310, PO, Zero Coupon, 9/15/2043	1,638		1,281
Series 323, Class 300, 3.00%, 1/15/2044	3,113		3,025
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.51%, 7/25/2032 (h)	337		354
Series T-76, Class 2A, 2.49%, 10/25/2037 (h)	1,059		1,090
Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	215		248
Series T-54, Class 2A, 6.50%, 2/25/2043	1,216		1,369
Series T-54, Class 3A, 7.00%, 2/25/2043	342		385
Series T-58, Class APO, PO, 9/25/2043	123		97
Series T-59, Class 1AP, PO, 10/25/2043	288		146
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 4.22%, 10/25/2034 (h)	318		314
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	711		587
Series 2007-FA4, Class 1A2, IF, IO, 3.34%, 8/25/2037 ‡ (h)	1,368		187
First Horizon Mortgage Pass-Through Trust Series 2005-AR1, Class 2A2, 3.96%, 4/25/2035 (h)	287		291
FNMA Grantor Trust
Series 2002-T19, Class A2, 7.00%, 7/25/2042	603		671
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	420		471
FNMA REMIC
Series 2004-27, Class HB, 4.00%, 5/25/2019	49		49
Series 1989-70, Class G, 8.00%, 10/25/2019	—	(i)	—	(i)
Series 1989-83, Class H, 8.50%, 11/25/2019	1		1
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(i)	—	(i)
Series 1989-78, Class H, 9.40%, 11/25/2019	—	(i)	—	(i)
Series 1990-1, Class D, 8.80%, 1/25/2020	1		1
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(i)	—	(i)
Series 1990-63, Class H, 9.50%, 6/25/2020	—	(i)	—	(i)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(i)	—	(i)
Series 1990-102, Class J, 6.50%, 8/25/2020	3		3
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(i)	—	(i)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(i)	—	(i)
Series 1990-120, Class H, 9.00%, 10/25/2020	2		2
Series 1990-134, Class SC, IF, 18.13%, 11/25/2020 (h)	—	(i)	—	(i)

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(i)	—	(i)
Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(i)	—	(i)
Series 1991-24, Class Z, 5.00%, 3/25/2021	1		1
Series 2001-4, Class PC, 7.00%, 3/25/2021	22		23
Series G-17, Class S, HB, 843.04%, 6/25/2021 (h)	—	(i)	—	(i)
Series 2001-48, Class Z, 6.50%, 9/25/2021	218		226
Series G-28, Class S, IF, 12.78%, 9/25/2021 (h)	—	(i)	—	(i)
Series G-35, Class M, 8.75%, 10/25/2021	3		3
Series G-51, Class SA, HB, IF, 21.39%, 12/25/2021 (h)	1		1
Series 2002-1, Class HC, 6.50%, 2/25/2022	22		23
Series 2007-15, Class NO, PO, 3/25/2022	48		46
Series 1992-101, Class J, 7.50%, 6/25/2022	—	(i)	1
Series G92-42, Class Z, 7.00%, 7/25/2022	3		3
Series G92-35, Class E, 7.50%, 7/25/2022	30		32
Series G92-44, Class ZQ, 8.00%, 7/25/2022	2		2
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	—	(i)
Series 1992-136, Class PK, 6.00%, 8/25/2022	10		11
Series 1996-59, Class J, 6.50%, 8/25/2022	7		7
Series G92-52, Class FD, 2.34%, 9/25/2022 (h)	5		5
Series 1992-143, Class MA, 5.50%, 9/25/2022	6		7
Series G92-54, Class ZQ, 7.50%, 9/25/2022	23		24
Series 1992-163, Class M, 7.75%, 9/25/2022	23		25
Series G92-62, Class B, PO, 10/25/2022	7		7
Series G92-59, Class F, 1.72%, 10/25/2022 (h)	4		4
Series G92-61, Class Z, 7.00%, 10/25/2022	11		12
Series 1992-188, Class PZ, 7.50%, 10/25/2022	43		45
Series G93-1, Class KA, 7.90%, 1/25/2023	38		41
Series G93-5, Class Z, 6.50%, 2/25/2023	10		10
Series 1997-61, Class ZC, 7.00%, 2/25/2023	176		186
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	6		8
Series G93-14, Class J, 6.50%, 3/25/2023	13		13
Series 1993-25, Class J, 7.50%, 3/25/2023	28		30
Series 1993-21, Class KA, 7.70%, 3/25/2023	17		18
Series 1998-4, Class C, PO, 4/25/2023	5		4
Series 2008-24, Class DY, 5.00%, 4/25/2023	3		3
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	27		29
Series 1998-43, Class SA, IF, IO, 15.16%, 4/25/2023 (h)	34		8
Series 1993-62, Class SA, IF, 18.16%, 4/25/2023 (h)	10		11
Series 2003-39, Class LW, 5.50%, 5/25/2023	344		358
Series 2003-41, Class PE, 5.50%, 5/25/2023	166		170
Series 2008-47, Class SI, IF, IO, 4.18%, 6/25/2023 (h)	127		4
Series 2003-83, Class PG, 5.00%, 6/25/2023	11		11
Series G93-27, Class FD, 3.20%, 8/25/2023 (h)	23		24
Series 1999-38, Class SK, IF, IO, 5.73%, 8/25/2023 (h)	7		—	(i)
Series 2002-83, Class CS, 6.88%, 8/25/2023	189		197
Series 1996-14, Class SE, IF, IO, 7.61%, 8/25/2023 (h)	97		12
Series 1993-205, Class H, PO, 9/25/2023	16		15
Series G93-37, Class H, PO, 9/25/2023	6		6
Series 2008-76, Class GF, 2.96%, 9/25/2023 (h)	2		2
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	12		13
Series 1993-165, Class SD, IF, 12.70%, 9/25/2023 (h)	6		6
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	6		7
Series 1999-52, Class NS, IF, 16.90%, 10/25/2023 (h)	16		19
Series 1993-179, Class SB, HB, IF, 25.30%, 10/25/2023 (h)	9		11
Series 1995-19, Class Z, 6.50%, 11/25/2023	108		117
Series 1993-230, Class FA, 2.92%, 12/25/2023 (h)	9		9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Series 1993-247, Class FE, 3.32%, 12/25/2023 (h)	22	22
Series 1993-225, Class UB, 6.50%, 12/25/2023	27	29
Series 1993-247, Class SU, IF, 11.93%, 12/25/2023 (h)	10	11
Series 2002-1, Class UD, IF, 16.40%, 12/25/2023 (h)	22	26
Series 2009-9, IO, 5.00%, 2/25/2024	77	2
Series 2009-18, IO, 5.00%, 3/25/2024	31	1
Series 1994-37, Class L, 6.50%, 3/25/2024	85	89
Series 1994-40, Class Z, 6.50%, 3/25/2024	496	525
Series 2004-53, Class NC, 5.50%, 7/25/2024	96	100
Series 1995-2, Class Z, 8.50%, 1/25/2025	22	24
Series G95-1, Class C, 8.80%, 1/25/2025	16	18
Series 1997-20, IO, 1.84%, 3/25/2027 (h)	61	1
Series 1997-27, Class J, 7.50%, 4/18/2027	9	10
Series 1997-29, Class J, 7.50%, 4/20/2027	20	22
Series 1997-39, Class PD, 7.50%, 5/20/2027	141	158
Series 1997-42, Class ZC, 6.50%, 7/18/2027	11	11
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	37	4
Series 1998-36, Class ZB, 6.00%, 7/18/2028	55	60
Series 1998-66, Class SB, IF, IO, 5.83%, 12/25/2028 (h)	57	3
Series 1999-18, Class Z, 5.50%, 4/18/2029	138	141
Series 1999-17, Class C, 6.35%, 4/25/2029	39	42
Series 1999-62, Class PB, 7.50%, 12/18/2029	60	67
Series 2000-2, Class ZE, 7.50%, 2/25/2030	203	226
Series 2013-103, Class VG, 3.00%, 3/25/2030	3,500	3,440
Series 2000-20, Class SA, IF, IO, 6.78%, 7/25/2030 (h)	113	13
Series 2000-52, IO, 8.50%, 1/25/2031	16	3
Series 2001-7, Class PF, 7.00%, 3/25/2031	35	39
Series 2011-31, Class DB, 3.50%, 4/25/2031	2,500	2,519
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	130	27
Series 2001-30, Class PM, 7.00%, 7/25/2031	123	138
Series 2001-36, Class DE, 7.00%, 8/25/2031	134	148
Series 2001-49, Class Z, 6.50%, 9/25/2031	34	37
Series 2001-44, Class MY, 7.00%, 9/25/2031	343	384
Series 2001-44, Class PD, 7.00%, 9/25/2031	43	47
Series 2001-44, Class PU, 7.00%, 9/25/2031	66	73
Series 2001-52, Class KB, 6.50%, 10/25/2031	38	41
Series 2003-52, Class SX, IF, 16.00%, 10/25/2031 (h)	75	98
Series 2001-61, Class Z, 7.00%, 11/25/2031	423	473
Series 2001-72, Class SX, IF, 12.07%, 12/25/2031 (h)	11	13
Series 2002-1, Class SA, IF, 17.66%, 2/25/2032 (h)	18	24
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	403	19
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	6	7
Series 2002-21, Class LO, PO, 4/25/2032	13	11
Series 2002-21, Class PE, 6.50%, 4/25/2032	120	132
Series 2002-28, Class PK, 6.50%, 5/25/2032	306	335
Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	2,866
Series 2002-37, Class Z, 6.50%, 6/25/2032	79	86
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	344	49
Series 2002-48, Class GH, 6.50%, 8/25/2032	430	472
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	52	57
Series 2004-59, Class BG, PO, 12/25/2032	157	133
Series 2002-77, Class S, IF, 10.24%, 12/25/2032 (h)	69	78
Series 2003-22, Class UD, 4.00%, 4/25/2033	1,385	1,414
Series 2003-35, Class UC, 3.75%, 5/25/2033	16	16
Series 2003-42, Class GB, 4.00%, 5/25/2033	87	89
Series 2003-34, Class AX, 6.00%, 5/25/2033	277	301

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Series 2003-34, Class ED, 6.00%, 5/25/2033	1,156		1,209
Series 2003-39, IO, 6.00%, 5/25/2033 (h)	54		12
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	441		99
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	795		98
Series 2004-4, Class QI, IF, IO, 4.78%, 6/25/2033 (h)	486		20
Series 2003-47, Class PE, 5.75%, 6/25/2033	197		214
Series 2004-4, Class QM, IF, 9.57%, 6/25/2033 (h)	46		49
Series 2003-64, Class SX, IF, 8.00%, 7/25/2033 (h)	62		66
Series 2004-36, Class SN, IF, 9.57%, 7/25/2033 (h)	65		65
Series 2003-132, Class OA, PO, 8/25/2033	38		35
Series 2003-71, Class DS, IF, 4.40%, 8/25/2033 (h)	394		378
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	431		75
Series 2003-74, Class SH, IF, 6.00%, 8/25/2033 (h)	61		65
Series 2003-91, Class SD, IF, 8.64%, 9/25/2033 (h)	95		103
Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349		3,204
Series 2013-101, Class E, 3.00%, 10/25/2033	3,000		2,879
Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000		3,831
Series 2003-116, Class SB, IF, IO, 5.28%, 11/25/2033 (h)	620		94
Series 2006-44, Class P, PO, 12/25/2033	1,033		860
Series 2004-25, Class PC, 5.50%, 1/25/2034	18		18
Series 2003-130, Class SX, IF, 8.05%, 1/25/2034 (h)	21		23
Series 2004-36, Class PC, 5.50%, 2/25/2034	14		14
Series 2004-10, Class SC, IF, 19.34%, 2/25/2034 (h)	44		45
Series 2004-25, Class SA, IF, 13.16%, 4/25/2034 (h)	341		413
Series 2004-46, Class SK, IF, 10.13%, 5/25/2034 (h)	624		701
Series 2004-36, Class SA, IF, 13.16%, 5/25/2034 (h)	614		782
Series 2004-46, Class QB, IF, 14.74%, 5/25/2034 (h)	239		287
Series 2004-51, Class SY, IF, 9.61%, 7/25/2034 (h)	109		122
Series 2004-79, Class SP, IF, 13.43%, 11/25/2034 (h)	109		114
Series 2005-74, Class CS, IF, 13.65%, 5/25/2035 (h)	241		275
Series 2005-68, Class UC, 5.00%, 6/25/2035	139		140
Series 2005-68, Class BC, 5.25%, 6/25/2035	103		104
Series 2005-110, Class MN, 5.50%, 6/25/2035	14		14
Series 2005-52, Class PA, 6.50%, 6/25/2035	—	(i)	—	(i)
Series 2005-56, Class S, IF, IO, 4.39%, 7/25/2035 (h)	653		79
Series 2005-66, Class SG, IF, 11.59%, 7/25/2035 (h)	162		197
Series 2005-68, Class PG, 5.50%, 8/25/2035	599		638
Series 2005-84, Class XM, 5.75%, 10/25/2035	1,856		1,987
Series 2005-110, Class GL, 5.50%, 12/25/2035	4,269		4,617
Series 2006-46, Class UC, 5.50%, 12/25/2035	610		639
Series 2005-109, Class PC, 6.00%, 12/25/2035	690		734
Series 2006-15, Class OT, PO, 1/25/2036	21		20
Series 2006-39, Class WC, 5.50%, 1/25/2036	602		632
Series 2006-16, Class OA, PO, 3/25/2036	219		185
Series 2006-22, Class AO, PO, 4/25/2036	329		273
Series 2006-23, Class KO, PO, 4/25/2036	71		63
Series 2006-44, Class GO, PO, 6/25/2036	437		367
Series 2006-53, Class US, IF, IO, 4.26%, 6/25/2036 (h)	663		89
Series 2007-101, Class A2, 2.56%, 6/27/2036 (h)	446		438
Series 2006-56, PO, 7/25/2036	351		307
Series 2006-58, PO, 7/25/2036	195		165
Series 2006-58, Class AP, PO, 7/25/2036	381		327
Series 2006-65, Class QO, PO, 7/25/2036	296		251
Series 2006-56, Class FC, 2.61%, 7/25/2036 (h)	629		628
Series 2006-58, Class FL, 2.78%, 7/25/2036 (h)	49		49
Series 2006-60, Class DZ, 6.50%, 7/25/2036	4,473		5,106

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Series 2006-72, Class TO, PO, 8/25/2036	58	51
Series 2006-79, Class DO, PO, 8/25/2036	243	213
Series 2007-7, Class SG, IF, IO, 4.18%, 8/25/2036 (h)	785	157
Series 2006-77, Class PC, 6.50%, 8/25/2036	988	1,078
Series 2006-90, Class AO, PO, 9/25/2036	194	171
Series 2008-42, Class AO, PO, 9/25/2036	95	84
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	1,215	233
Series 2006-109, PO, 11/25/2036	87	74
Series 2006-110, PO, 11/25/2036	546	458
Series 2006-111, Class EO, PO, 11/25/2036	59	50
Series 2006-124, Class HB, 4.32%, 11/25/2036 (h)	771	799
Series 2006-119, PO, 12/25/2036	64	56
Series 2006-118, Class A2, 2.34%, 12/25/2036 (h)	353	349
Series 2009-70, Class CO, PO, 1/25/2037	479	394
Series 2006-128, Class BP, 5.50%, 1/25/2037	272	284
Series 2007-77, Class FG, 2.82%, 3/25/2037 (h)	82	83
Series 2007-16, Class FC, 3.07%, 3/25/2037 (h)	126	131
Series 2007-14, Class ES, IF, IO, 4.12%, 3/25/2037 (h)	796	108
Series 2007-42, Class AO, PO, 5/25/2037	59	53
Series 2007-48, PO, 5/25/2037	137	121
Series 2007-54, Class FA, 2.72%, 6/25/2037 (h)	302	304
Series 2007-60, Class AX, IF, IO, 4.83%, 7/25/2037 (h)	2,185	394
Series 2012-14, Class FB, 2.77%, 8/25/2037 (h)	294	296
Series 2007-81, Class GE, 6.00%, 8/25/2037	324	344
Series 2007-88, Class VI, IF, IO, 4.22%, 9/25/2037 (h)	1,522	241
Series 2007-91, Class ES, IF, IO, 4.14%, 10/25/2037 (h)	1,138	129
Series 2007-106, Class A7, 6.07%, 10/25/2037 (h)	193	207
Series 2007-116, Class HI, IO, 1.22%, 1/25/2038 (h)	791	28
Series 2008-1, Class BI, IF, IO, 3.59%, 2/25/2038 (h)	423	45
Series 2008-16, Class IS, IF, IO, 3.88%, 3/25/2038 (h)	122	15
Series 2008-10, Class XI, IF, IO, 3.91%, 3/25/2038 (h)	308	29
Series 2008-27, Class SN, IF, IO, 4.58%, 4/25/2038 (h)	177	19
Series 2008-44, PO, 5/25/2038	11	9
Series 2008-53, Class CI, IF, IO, 4.88%, 7/25/2038 (h)	276	37
Series 2008-80, Class SA, IF, IO, 3.53%, 9/25/2038 (h)	624	59
Series 2008-81, Class SB, IF, IO, 3.53%, 9/25/2038 (h)	493	36
Series 2010-45, Class BD, 4.50%, 11/25/2038	23	23
Series 2010-148, Class MA, 4.00%, 2/25/2039	192	194
Series 2009-6, Class GS, IF, IO, 4.23%, 2/25/2039 (h)	604	86
Series 2009-62, Class HJ, 6.00%, 5/25/2039	228	241
Series 2009-60, Class HT, 6.00%, 8/25/2039	478	521
Series 2009-99, Class SC, IF, IO, 3.86%, 12/25/2039 (h)	152	15
Series 2009-103, Class MB, 4.29%, 12/25/2039 (h)	284	304
Series 2010-49, Class SC, IF, 8.03%, 3/25/2040 (h)	540	578
Series 2010-64, Class DM, 5.00%, 6/25/2040	285	298
Series 2010-71, Class HJ, 5.50%, 7/25/2040	422	459
Series 2010-147, Class SA, IF, IO, 4.21%, 1/25/2041 (h)	1,509	262
Series 2011-30, Class LS, IO, 1.32%, 4/25/2041 (h)	923	43
Series 2011-75, Class FA, 2.87%, 8/25/2041 (h)	293	296
Series 2011-118, Class MT, 7.00%, 11/25/2041	586	663
Series 2011-130, Class CA, 6.00%, 12/25/2041	1,005	1,105
Series 2013-81, Class TA, 3.00%, 2/25/2043	2,000	1,838
Series 2013-92, PO, 9/25/2043	1,481	1,135
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,607
Series 2013-101, Class DO, PO, 10/25/2043	2,284	1,720
Series 2013-128, PO, 12/25/2043	2,873	2,247

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Series 2011-2, Class WA, 5.82%, 2/25/2051 (h)	379	397
FNMA REMIC Trust
Series 2007-W7, Class 1A4, HB, IF, 25.29%, 7/25/2037 (h)	15	23
Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (h)	60	66
Series 2003-W1, Class 1A1, 5.39%, 12/25/2042 (h)	517	536
Series 2003-W1, Class 2A, 5.90%, 12/25/2042 (h)	216	229
Series 2009-W1, Class A, 6.00%, 12/25/2049	800	879
FNMA STRIPS
Series 368, Class 3, IO, 4.50%, 11/25/2020	4	—	(i)
Series 218, Class 2, IO, 7.50%, 4/25/2023	3	—	(i)
Series 265, Class 2, 9.00%, 3/25/2024	4	5
Series 329, Class 1, PO, 1/25/2033	54	47
Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	78	16
Series 351, Class 7, IO, 5.00%, 4/25/2034 (h)	261	53
Series 355, Class 11, IO, 6.00%, 7/25/2034	224	38
Series 365, Class 8, IO, 5.50%, 5/25/2036	336	78
Series 374, Class 5, IO, 5.50%, 8/25/2036	172	40
Series 393, Class 6, IO, 5.50%, 4/25/2037	67	11
Series 383, Class 32, IO, 6.00%, 1/25/2038	81	18
Series 383, Class 33, IO, 6.00%, 1/25/2038	212	42
FNMA Trust
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	131	148
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	288	319
Series 2004-W15, Class 2AF, 2.57%, 8/25/2044 (h)	382	380
Series 2005-W3, Class 2AF, 2.54%, 3/25/2045 (h)	1,068	1,064
Series 2006-W2, Class 1AF1, 2.54%, 2/25/2046 (h)	362	361
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.91%, 6/19/2035 (h)	1,160	1,133
GNMA
Series 1994-7, Class PQ, 6.50%, 10/16/2024	486	510
Series 1999-4, Class ZB, 6.00%, 2/20/2029	399	398
Series 1999-30, Class S, IF, IO, 6.29%, 8/16/2029 (h)	50	1
Series 2002-31, Class SE, IF, IO, 5.19%, 4/16/2030 (h)	609	55
Series 2000-31, Class Z, 9.00%, 10/20/2030	134	155
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	9	1
Series 2000-35, Class ZA, 9.00%, 11/20/2030	84	98
Series 2001-6, Class SD, IF, IO, 6.24%, 3/16/2031 (h)	42	9
Series 2001-36, Class S, IF, IO, 5.74%, 8/16/2031 (h)	95	21
Series 2001-35, Class SA, IF, IO, 5.94%, 8/16/2031 (h)	104	1
Series 2002-24, Class AG, IF, IO, 5.64%, 4/16/2032 (h)	361	55
Series 2002-24, Class SB, IF, 8.46%, 4/16/2032 (h)	34	37
Series 2002-41, Class SV, IF, 9.00%, 6/16/2032(h)	12	14
Series 2002-45, Class QE, 6.50%, 6/20/2032	888	981
Series 2002-47, Class PG, 6.50%, 7/16/2032	303	339
Series 2002-47, Class ZA, 6.50%, 7/20/2032	581	642
Series 2002-52, Class GH, 6.50%, 7/20/2032	495	499
Series 2002-75, Class PB, 6.00%, 11/20/2032	949	1,023
Series 2003-58, Class BE, 6.50%, 1/20/2033	743	817
Series 2003-11, Class SK, IF, IO, 5.39%, 2/16/2033 (h)	319	34
Series 2003-12, Class SP, IF, IO, 5.40%, 2/20/2033 (h)	166	27
Series 2003-24, PO, 3/16/2033	32	29
Series 2003-40, Class TJ, 6.50%, 3/20/2033	874	961
Series 2003-46, Class TC, 6.50%, 3/20/2033	413	451
Series 2003-46, Class MG, 6.50%, 5/20/2033	546	605
Series 2003-52, Class AP, PO, 6/16/2033	148	124
Series 2003-90, PO, 10/20/2033	44	39
Series 2003-112, Class SA, IF, IO, 4.24%, 12/16/2033 (h)	576	72
Series 2004-28, Class S, IF, 13.31%, 4/16/2034 (h)	242	312
Series 2004-73, Class AE, IF, 10.09%, 8/17/2034 (h)	55	59

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Series 2004-90, Class SI, IF, IO, 3.80%, 10/20/2034 (h)	772	91
Series 2005-68, Class DP, IF, 10.87%, 6/17/2035 (h)	104	114
Series 2010-14, Class CO, PO, 8/20/2035	283	242
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (h)	1,292	252
Series 2005-68, Class KI, IF, IO, 4.00%, 9/20/2035 (h)	1,775	210
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	251	48
Series 2006-16, Class OP, PO, 3/20/2036	118	105
Series 2006-38, Class SW, IF, IO, 4.20%, 6/20/2036 (h)	234	11
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,338	1,473
Series 2006-59, Class SD, IF, IO, 4.40%, 10/20/2036 (h)	390	59
Series 2006-65, Class SA, IF, IO, 4.50%, 11/20/2036 (h)	587	72
Series 2011-22, Class WA, 5.89%, 2/20/2037 (h)	554	609
Series 2007-57, PO, 3/20/2037	243	216
Series 2007-17, Class JO, PO, 4/16/2037	103	87
Series 2007-17, Class JI, IF, IO, 4.50%, 4/16/2037 (h)	962	138
Series 2007-19, Class SD, IF, IO, 3.90%, 4/20/2037 (h)	557	50
Series 2007-28, Class BO, PO, 5/20/2037	122	102
Series 2007-26, Class SC, IF, IO, 3.90%, 5/20/2037 (h)	508	51
Series 2007-27, Class SA, IF, IO, 3.90%, 5/20/2037 (h)	470	46
Series 2007-36, Class SE, IF, IO, 4.16%, 6/16/2037 (h)	324	37
Series 2007-47, Class PH, 6.00%, 7/16/2037	2,500	2,774
Series 2007-40, Class SB, IF, IO, 4.45%, 7/20/2037 (h)	986	124
Series 2007-42, Class SB, IF, IO, 4.45%, 7/20/2037 (h)	583	89
Series 2007-50, Class AI, IF, IO, 4.47%, 8/20/2037 (h)	373	39
Series 2007-53, Class SW, IF, 13.30%, 9/20/2037 (h)	53	62
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	195	22
Series 2009-79, Class OK, PO, 11/16/2037	188	161
Series 2007-73, Class MI, IF, IO, 3.70%, 11/20/2037 (h)	320	34
Series 2007-76, Class SA, IF, IO, 4.23%, 11/20/2037 (h)	618	70
Series 2007-72, Class US, IF, IO, 4.25%, 11/20/2037 (h)	305	34
Series 2007-79, Class SY, IF, IO, 4.25%, 12/20/2037 (h)	295	35
Series 2008-2, Class NS, IF, IO, 4.23%, 1/16/2038 (h)	563	67
Series 2008-2, Class MS, IF, IO, 4.85%, 1/16/2038 (h)	169	23
Series 2008-10, Class S, IF, IO, 3.53%, 2/20/2038 (h)	348	35
Series 2008-36, Class SH, IF, IO, 4.00%, 4/20/2038 (h)	491	56
Series 2008-40, Class SA, IF, IO, 4.09%, 5/16/2038 (h)	3,029	389
Series 2008-55, Class SA, IF, IO, 3.90%, 6/20/2038 (h)	269	26
Series 2008-71, Class SC, IF, IO, 3.70%, 8/20/2038 (h)	134	11
Series 2009-25, Class SE, IF, IO, 5.30%, 9/20/2038 (h)	233	31
Series 2008-93, Class AS, IF, IO, 3.40%, 12/20/2038 (h)	335	27
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	209	19
Series 2009-6, Class SA, IF, IO, 3.79%, 2/16/2039 (h)	388	43
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	803	157
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	318	71
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	314	82
Series 2009-22, Class SA, IF, IO, 3.97%, 4/20/2039 (h)	760	70
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	174	35
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	182	41
Series 2009-43, Class SA, IF, IO, 3.65%, 6/20/2039 (h)	326	34
Series 2009-72, Class SM, IF, IO, 3.94%, 8/16/2039 (h)	740	86
Series 2010-31, Class NO, PO, 3/20/2040	1,470	1,258
Series 2013-75, Class WA, 5.19%, 6/20/2040 (h)	1,547	1,656
Series 2010-130, Class CP, 7.00%, 10/16/2040	214	239
Series 2010-157, Class OP, PO, 12/20/2040	1,578	1,268
Series 2011-75, Class SM, IF, IO, 4.30%, 5/20/2041 (h)	1,022	137
Series 2014-188, Class W, 4.60%, 10/20/2041 (h)	753	783

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Series 2012-141, Class WC, 3.72%, 1/20/2042 (h)	477	483
Series 2013-54, Class WA, 4.75%, 11/20/2042 (h)	2,288	2,390
Series 2013-91, Class WA, 4.49%, 4/20/2043 (h)	995	1,010
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,297
Series 2012-H24, Class FG, 2.70%, 4/20/2060 (h)	321	320
Series 2013-H03, Class FA, 2.57%, 8/20/2060 (h)	27	27
Series 2012-H22, Class FD, 2.74%, 1/20/2061 (h)	1,125	1,125
Series 2012-H21, Class CF, 2.97%, 5/20/2061 (h)	150	151
Series 2013-H05, Class FB, 2.67%, 2/20/2062 (h)	376	376
Series 2012-H15, Class FA, 2.72%, 5/20/2062 (h)	98	98
Series 2012-H26, Class MA, 2.82%, 7/20/2062 (h)	81	81
Series 2012-H28, Class FA, 2.85%, 9/20/2062 (h)	557	557
Series 2012-H29, Class FA, 2.79%, 10/20/2062 (h)	1,333	1,336
Series 2012-H31, Class FD, 2.61%, 12/20/2062 (h)	1,346	1,343
Series 2013-H01, Class FA, 1.65%, 1/20/2063	1,880	1,849
Series 2013-H04, Class BA, 1.65%, 2/20/2063	918	903
Series 2013-H08, Class FC, 2.72%, 2/20/2063 (h)	1,212	1,213
Series 2013-H07, Class HA, 2.68%, 3/20/2063 (h)	1,313	1,313
Series 2013-H09, Class HA, 1.65%, 4/20/2063	1,330	1,302
Series 2013-H18, Class JA, 2.87%, 8/20/2063 (h)	2,641	2,653
Series 2014-H01, Class FD, 2.92%, 1/20/2064 (h)	1,368	1,376
Series 2014-H09, Class TA, 2.87%, 4/20/2064 (h)	1,396	1,403
Series 2015-H15, Class FD, 2.71%, 6/20/2065 (h)	1,746	1,748
Series 2015-H15, Class FJ, 2.71%, 6/20/2065 (h)	3,690	3,695
Series 2015-H16, Class FG, 2.71%, 7/20/2065 (h)	2,677	2,681
Series 2015-H23, Class FB, 2.79%, 9/20/2065 (h)	2,550	2,562
Series 2015-H32, Class FH, 2.93%, 12/20/2065 (h)	1,919	1,939
Series 2017-H08, Class XI, IO, 2.08%, 3/20/2067 (h)	8,788	1,092
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (h)	581	563
Series 2005-RP3, Class 1AS, IO, 2.24%, 9/25/2035‡ (b) (h)	629	42
Series 2005-RP3, Class 1AF, 2.66%, 9/25/2035 (b) (h)	832	744
Series 2006-RP2, Class 1AS2, IF, IO, 3.79%, 4/25/2036‡ (b) (h)	2,736	300
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	259	274
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	127	130
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	395	402
Series 2005-4F, Class AP, PO, 5/25/2035‡	8	7
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	773	805
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,391	1,162
Impac CMB Trust
Series 2004-7, Class 1A1, 3.05%, 11/25/2034 (h)	1,102	1,093
Series 2005-4, Class 2A1, 2.92%, 5/25/2035 (h)	147	145
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 2.66%, 5/25/2036 (h)	386	379
Series 2006-2, Class 2A1, 2.66%, 8/25/2036 (h)	270	262
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.61%, 11/25/2033 (h)	538	550
Series 2006-A3, Class 6A1, 4.11%, 8/25/2034 (h)	106	105
Series 2006-A2, Class 4A1, 4.48%, 8/25/2034 (h)	434	437
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.77%, 4/25/2036 (h)	283	255
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	662	471
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.66%, 4/21/2034 (h)	242	248
Series 2004-4, Class 2A1, 3.95%, 5/25/2034 (h)	36	34
Series 2004-13, Class 3A7, 4.44%, 11/21/2034 (h)	543	555
Series 2004-15, Class 3A1, 4.63%, 12/25/2034 (h)	230	221
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	11	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	56		57
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	358		368
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	124		123
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	374		380
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	265		275
Series 2004-6, Class 30PO, PO, 7/25/2034‡	200		166
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	338		344
Series 2004-7, Class 30PO, PO, 8/25/2034‡	133		111
MASTR Asset Securitization Trust
Series 2004-4, Class 3A1, 4.50%, 4/25/2019	1		1
Series 2004-6, Class 15PO, PO, 7/25/2019‡	1		1
Series 2004-8, PO, 8/25/2019‡	1		1
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	2		3
Series 2003-12, Class 30PO, PO, 12/25/2033‡	26		24
Series 2004-1, Class 30PO, PO, 2/25/2034‡	15		12
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 2.66%, 5/25/2035 (b) (h)	1,678		1,356
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 (b)	165		133
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 2.93%, 10/25/2028 (h)	120		119
Series 2003-F, Class A1, 2.95%, 10/25/2028 (h)	1,195		1,178
Series 2004-A, Class A1, 2.77%, 4/25/2029 (h)	205		202
Series 2004-1, Class 2A1, 4.14%, 12/25/2034 (h)	299		299
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020‡	1		1
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (h)	298		291
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	34		35
Series 2003-A1, Class A1, 5.50%, 5/25/2033	40		40
Series 2003-A1, Class A2, 6.00%, 5/25/2033	87		87
PaineWebber CMO Trust Series P, Class 4, 8.50%, 8/1/2019	—	(i)	—	(i)
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 3.90%, 5/25/2035 (h)	80		79
RALI Trust
Series 2002-QS8, Class A5, 6.25%, 6/25/2017	5		4
Series 2002-QS16, Class A3, IF, 11.78%, 10/25/2017 (h)	—	(i)	—	(i)
Series 2003-QS3, Class A2, IF, 11.41%, 2/25/2018‡ (h)	2		2
Series 2003-QS9, Class A3, IF, IO, 5.24%, 5/25/2018‡ (h)	5		—	(i)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018‡	1		—	(i)
Series 2003-QS12, Class A2A, IF, IO, 5.29%, 6/25/2018‡ (h)	2		—	(i)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	23		23
Series 2003-QS18, Class A1, 5.00%, 9/25/2018	9		9
Series 2004-QA6, Class NB2, 4.15%, 12/26/2034 (h)	969		846
RBSSP Resecuritization Trust Series 2009-12, Class 1A1, 5.53%, 11/25/2033 (b) (h)	234		240
Residential Asset Securitization Trust
Series 2003-A14, Class A1, 4.75%, 2/25/2019	1		1
Series 2005-A2, Class A4, IF, IO, 2.74%, 3/25/2035‡ (h)	1,473		80
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	368		353
RFMSI Trust
Series 2004-S3, Class A1, 4.75%, 3/25/2019	5		5
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	5		5
Series 2005-SA4, Class 1A1, 4.00%, 9/25/2035 (h)	206		185
SART 4.75%, 7/15/2024	5,829		5,835
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 2.96%, 10/19/2034 (h)	383		377
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	433		440
Series 2004-5H, Class A4, 5.54%, 12/25/2033	671		685

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
Structured Asset Securities Corp. Trust Series 2005-10, Class 5A9, 5.25%, 12/25/2034	37	36
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 2.95%, 9/25/2043 (h)	187	185
Series 2004-4, Class 3A, 3.59%, 12/25/2044 (h)	535	536
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.30%, 2/15/2024 (h)	216	224
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	263	277
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	323	352
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	254	276
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	476	519
Series 1998-1, Class 2E, 7.00%, 3/15/2028	547	601
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	1,092	1,193
Series 2003-2, Class Z, 5.00%, 5/15/2033	4,803	5,079
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.23%, 8/25/2033 (h)	68	69
Series 2003-AR9, Class 1A6, 4.33%, 9/25/2033 (h)	1,035	1,058
Series 2003-AR9, Class 2A, 4.41%, 9/25/2033 (h)	141	142
Series 2003-S9, Class P, PO, 10/25/2033‡	22	19
Series 2003-S9, Class A8, 5.25%, 10/25/2033	516	521
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	897	901
Series 2004-AR3, Class A1, 3.96%, 6/25/2034 (h)	91	93
Series 2004-AR3, Class A2, 3.96%, 6/25/2034 (h)	77	78
Series 2006-AR10, Class 2P, 3.99%, 9/25/2036‡ (h)	109	92
Series 2006-AR12, Class 2P, 3.47%, 10/25/2036‡ (h)	94	89
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 2.69%, 4/25/2035‡ (h)	1,203	100
Series 2005-2, Class 1A4, IF, IO, 2.74%, 4/25/2035‡ (h)	4,368	340
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035‡	1,243	235
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,447	1,387
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035‡	1,200	226
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	305	291
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	1,952	1,863
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 4.69%, 11/25/2033 (h)	85	87
Series 2003-K, Class 1A2, 4.69%, 11/25/2033 (h)	162	165
Series 2005-AR16, Class 2A1, 4.21%, 2/25/2034 (h)	151	155
Series 2004-P, Class 2A1, 4.64%, 9/25/2034 (h)	914	937
Series 2004-V, Class 1A1, 4.45%, 10/25/2034 (h)	173	175
Series 2004-EE, Class 2A1, 4.48%, 12/25/2034 (h)	145	147
Series 2004-EE, Class 3A1, 4.53%, 12/25/2034 (h)	222	230
Series 2005-AR3, Class 1A1, 4.46%, 3/25/2035 (h)	1,480	1,520
Series 2005-AR8, Class 2A1, 4.31%, 6/25/2035 (h)	167	172
Series 2005-16, Class APO, PO, 12/25/2035‡	64	55
Series 2006-2, Class APO, PO, 3/25/2036‡	189	161
Series 2006-4, Class 1APO, PO, 4/25/2036‡	114	103
Series 2007-7, Class A7, 6.00%, 6/25/2037	350	347
Series 2007-11, Class A14, 6.00%, 8/25/2037	109	107

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $272,432)		279,370

ASSET-BACKED SECURITIES — 13.3%
Academic Loan Funding Trust Series 2013-1A, Class A, 3.12%, 12/26/2044 (b) (h)	1,073	1,070
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	640	636
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	491	471
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	695	667
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	132	136

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
ASSET-BACKED SECURITIES — (continued)
Series 2013-2, Class A, 4.95%, 1/15/2023	458		468
Series 2016-2, Class A, 3.65%, 6/15/2028	261		248
Series 2016-3, Class AA, 3.00%, 10/15/2028	377		354
Series 2017-1, Class AA, 3.65%, 2/15/2029	522		513
American Credit Acceptance Receivables Trust
Series 2015-2, Class C, 4.32%, 5/12/2021 (b)	665		666
Series 2016-4, Class C, 2.91%, 2/13/2023 ‡ (b)	767		765
Series 2017-1, Class C, 2.88%, 3/13/2023 (b)	1,374		1,371
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	3,724		3,728
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	2,000		2,079
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850		920
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,790		2,778
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500		511
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	2,380		2,603
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	3,972		3,906
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	1,275		1,338
AmeriCredit Automobile Receivables Trust
Series 2016-1, Class A3, 1.81%, 10/8/2020	61		61
Series 2016-3, Class A3, 1.46%, 5/10/2021	373		371
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 2/15/2020‡ (b)	10,700		10,700
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 (b)	649		642
Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	1,588		1,573
Banc of America Funding Corp. Series 2012-R6, Class 1A1, 3.00%, 10/26/2039‡ (b)	—	(i)	—	(i)
BCC Funding Corp. X Series 2015-1, Class D, 4.54%, 12/21/2020 ‡ (b)	550		551
Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.68%, 4/25/2036 ‡ (h)	80		80
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	621		610
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	993		978
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	2,354		2,351
Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	689		691
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	234		230
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	880		868
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,998		4,987
Carnow Auto Receivables Trust Series 2017-1A, Class A, 2.92%, 9/15/2022 (b)	662		658
Chase Funding Trust Series 2003-6, Class 1A7, 5.06%, 11/25/2034 ‡ (e)	607		622
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800		987
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 3.07%, 12/25/2033 (h)	54		54
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	1,106		1,084
Continental Airlines Pass-Through Trust
Series 1999-2, Class A-1, 7.26%, 3/15/2020	61		63
Series 2007-1, Class A, 5.98%, 4/19/2022	342		359
Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (b)	1,753		1,742
CPS Auto Receivables Trust
Series 2014-D, Class C, 4.35%, 11/16/2020 (b)	700		703
Series 2015-A, Class C, 4.00%, 2/16/2021 (b)	223		224
Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	2,535		2,553
Series 2015-C, Class D, 4.63%, 8/16/2021 ‡ (b)	1,376		1,393
Series 2016-C, Class C, 3.27%, 6/15/2022 (b)	1,400		1,399
CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (b)	2,964		2,988
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A, 2.56%, 10/15/2025 (b)	1,564		1,557

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — (continued)
Series 2017-1A, Class B, 3.04%, 12/15/2025 (b)	686	679
Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	574	569
Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	604	596
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	1,543	1,528
Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	2,097	2,092
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	904	963
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 3.21%, 10/25/2034 (h)	138	136
Delta Air Lines Pass-Through Trust
Series 2011-1, Class A, 5.30%, 4/15/2019	91	92
Series 2010-2, Class A, 4.95%, 5/23/2019	75	75
Series 2012-1, Class A, 4.75%, 5/7/2020	205	207
Drive Auto Receivables Trust
Series 2016-AA, Class C, 3.91%, 5/17/2021 (b)	790	792
Series 2015-BA, Class D, 3.84%, 7/15/2021 (b)	2,199	2,203
Series 2015-CA, Class D, 4.20%, 9/15/2021 (b)	862	865
Series 2017-1, Class C, 2.84%, 4/15/2022	2,635	2,631
Series 2015-AA, Class D, 4.12%, 7/15/2022 (b)	1,471	1,478
Series 2015-DA, Class D, 4.59%, 1/17/2023 ‡ (b)	1,320	1,330
Series 2017-1, Class D, 3.84%, 3/15/2023	2,992	2,993
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	4,800	4,780
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	3,101	3,113
Series 2018-2, Class C, 3.63%, 8/15/2024	1,755	1,754
DT Auto Owner Trust
Series 2015-2A, Class D, 4.25%, 2/15/2022 (b)	1,321	1,325
Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	1,609	1,613
Series 2017-2A, Class C, 3.03%, 1/17/2023 (b)	2,244	2,241
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	379	377
Exeter Automobile Receivables Trust
Series 2016-3A, Class B, 2.84%, 8/16/2021 (b)	1,171	1,169
Series 2018-4A, Class B, 3.64%, 11/15/2022 (b)	1,175	1,177
First Investors Auto Owner Trust Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	373	375
Flagship Credit Auto Trust
Series 2015-3, Class A, 2.38%, 10/15/2020 (b)	273	273
Series 2014-2, Class C, 3.95%, 12/15/2020 (b)	371	372
Series 2015-3, Class B, 3.68%, 3/15/2022 (b)	757	759
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	756	765
Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	3,000	3,106
Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	2,509	2,500
FREED ABS Trust Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	3,661	3,660
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (h)	113	94
GLS Auto Receivables Trust
Series 2015-1A, Class B, 4.43%, 12/15/2020 (b)	544	544
Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	1,200	1,237
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (e)	78	78
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	565	560
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	709	704
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	2,214	2,211
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	2,458	2,461
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	1,120	1,084
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	2,344	2,388
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	301	296
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 2.51%, 3/25/2036 ‡ (h)	73	72

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — (continued)
Kabbage Asset Securitization LLC
Series 2017-1, Class A, 4.57%, 3/15/2022 (b)	8,515	8,555
Series 2017-1, Class B, 5.79%, 3/15/2022 ‡ (b)	2,525	2,558
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.80%, 8/25/2038 ‡ (b) (h)	5,276	128
Series 2013-2, Class A, IO, 1.78%, 3/25/2039 ‡ (b) (h)	4,738	196
Series 2015-2, Class A, IO, 2.93%, 7/25/2041 ‡ (b) (h)	2,586	265
Lendmark Funding Trust Series 2017-1A, Class A, 2.83%, 12/22/2025 (b)	1,866	1,844
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	5,208	5,208
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (b)	1,924	1,924
Mariner Finance Issuance Trust Series 2017-AA, Class A, 3.62%, 2/20/2029 (b)	2,130	2,128
Marlette Funding Trust
Series 2017-1A, Class A, 2.83%, 3/15/2024 (b)	553	553
Series 2018-1A, Class A, 2.61%, 3/15/2028 (b)	1,489	1,483
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040‡ (b)	737	808
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 2.67%, 12/7/2020 (h)	273	273
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.08%, 11/25/2033‡ (e)	461	465
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (b)	1,283	1,273
Ocwen Master Advance Receivables Trust Series 2018-T2, Class AT2, 3.60%, 8/15/2050 (b)	3,309	3,303
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	1,801	1,797
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	1,863	1,861
OneMain Financial Issuance Trust
Series 2015-2A, Class B, 3.10%, 7/18/2025 ‡ (b)	1,206	1,206
Series 2015-1A, Class B, 3.85%, 3/18/2026 (b)	550	551
Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	2,755	2,760
Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	1,800	1,832
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	1,455	1,437
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024 (b)	5,756	5,775
Pretium Mortgage Credit Partners I LLC Series 2018-NPL4, Class A1, 4.83%, 9/27/2058 (b) (e)	2,800	2,800
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (b)	3,906	3,845
Series 2015-SFR2, Class B, 3.14%, 6/12/2032 ‡ (b)	2,012	1,987
Series 2015-SFR2, Class C, 3.44%, 6/12/2032 ‡ (b)	2,566	2,542
Series 2015-SFR2, Class E, 4.43%, 6/12/2032 ‡ (b)	1,230	1,227
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 (b)	5,203	5,139
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	295	297
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (b)	1,200	1,222
RCM Fund 1 Issuer LLC Series 2017-1, Class A, 5.50%, 10/25/2021 ‡ (b)	2,858	2,858
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	1,705	1,701
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	287	126
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	938	927
Santander Drive Auto Receivables Trust Series 2015-5, Class E, 4.67%, 2/15/2023 (b)	4,200	4,238
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.68%, 6/25/2033 (e)	50	51
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.49%, 1/25/2036 ‡ (e)	222	192
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	685	682
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	391	371
Springleaf Funding Trust Series 2015-AA, Class A, 3.16%, 11/15/2024 (b)	1,208	1,207

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — (continued)
Series 2015-AA, Class B, 3.62%, 11/15/2024 (b)	1,087	1,084
Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	2,040	2,033
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	938	939
Synchrony Card Issuance Trust Series 2018-A1, Class A1, 3.38%, 9/15/2024	2,600	2,607
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021 (b)	5,000	5,004
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 (b)	1,816	1,745
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	227	230
Series 2016-1, Class A, 3.45%, 7/7/2028	990	945
Series 2018-1, Class AA, 3.50%, 3/1/2030	1,093	1,056
Series 2018-1, Class A, 3.70%, 3/1/2030	742	718
Upstart Securitization Trust Series 2017-1, Class A, 2.64%, 6/20/2024 (b)	226	225
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/2021 (b)	146	145
Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,405	2,406
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (b)	3,971	3,971
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047 ‡ (b) (e)	1,027	1,019
VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048 ‡ (b) (e)	1,648	1,645
VOLT LXVIII LLC Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048 ‡ (b) (e)	2,095	2,093
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048 ‡ (b) (e)	1,688	1,683
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048 (b) (e)	4,868	4,870
VOLT Trust Series 2018-FT1, Class A1, 2.26%, 1/27/2023 ‡ (h)	1,393	1,375
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	1,108	1,098
Westlake Automobile Receivables Trust
Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	941	937
Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	947	942
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	6,900	6,860

TOTAL ASSET-BACKED SECURITIES (Cost $252,690)		251,849

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	560	554
Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (b) (h)	1,300	1,179
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.95%, 5/27/2021 (b) (h)	2,600	2,404
Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	1,950	1,773
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	483	474
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,308
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.52%, 6/11/2041 (b) (h)	390	2
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.93%, 12/11/2049 (b) (h)	307	3
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 1.02%, 8/15/2048 ‡ (h)	885	13
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,633
Series 2014-TWC, Class A, 3.16%, 2/13/2032 (b) (h)	1,400	1,400
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (b) (h)	1,060	1,037
Series 2006-GG7, Class AM, 5.86%, 7/10/2038 (h)	83	82

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
Series 2012-CR2, Class XA, IO, 1.81%, 8/15/2045 ‡ (h)	2,449	121
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	318	316
Series KJ09, Class A2, 2.84%, 9/25/2022	2,759	2,723
Series KS01, Class A2, 2.52%, 1/25/2023	1,000	977
Series KPLB, Class A, 2.77%, 5/25/2025	353	340
Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,510
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,407
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,292
Series K070, Class A2, 3.30%, 11/25/2027 (h)	1,748	1,706
FNMA ACES
Series 2012-M11, Class FA, 2.78%, 8/25/2019 (h)	70	70
Series 2010-M3, Class A3, 4.33%, 3/25/2020 (h)	1,780	1,796
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (h)	2,500	2,523
Series 2017-M3, Class A2, 2.57%, 12/25/2026 (h)	6,250	5,766
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	8,555	8,261
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	3,815	3,651
Series 2018-M8, Class A2, 3.44%, 6/25/2028 (h)	2,580	2,523
Series 2018-M10, Class A2, 3.50%, 7/25/2028 (h)	3,335	3,281
Series 2017-M5, Class A2, 3.30%, 4/25/2029 (h)	3,376	3,225
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,860	4,533
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (b)	1,159	1,152
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	400	400
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	992
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.90%, 11/15/2038 ‡ (b) (h)	2,434	1
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.80%, 12/12/2049 ‡ (b) (h)	491	—	(i)
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.75%, 12/15/2043 ‡ (b) (h)	1,496	—	(i)
Series 2007-HQ11, Class X, IO, 0.53%, 2/12/2044 ‡ (b) (h)	984	2
Series 2011-C3, Class A3, 4.05%, 7/15/2049	560	562
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class B, 0.25%, 7/27/2049 ‡ (b)	192	181
Series 2012-IO, Class AXA, 1.00%, 3/27/2051 (b)	23	23
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	664	650
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	2,236	2,223
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	847
Series 2012-C2, Class XA, IO, 1.48%, 5/10/2063‡ (b) (h)	7,290	280
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	5,000	5,038
Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	1,398	1,372
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class A, 2.80%, 3/18/2028 (b) (h)	2,500	2,478
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	1,700	1,732
Series 2013-C11, Class D, 4.41%, 3/15/2045‡ (b) (h)	400	387
Series 2012-C6, Class A4, 3.44%, 4/15/2045	800	799

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $86,974)		85,002

U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
FHLB 5.50%, 7/15/2036	1,525	1,904
Government Trust Certificate 2.85%, 10/1/2019 (a)	13,319	13,011
Resolution Funding Corp. STRIPS
DN, 2.95%, 1/15/2026 (a)	580	462
DN, 2.78%, 10/15/2027 (a)	510	379

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. GOVERNMENT AGENCY SECURITIES — (continued)
Tennessee Valley Authority
5.88%, 4/1/2036	5,311	6,698
4.63%, 9/15/2060	304	347
Tennessee Valley Authority STRIPS
4.73%, 5/1/2019 (a)	2,000	1,977
DN, 3.58%, 11/1/2025 (a)	5,000	3,972
DN, 4.63%, 6/15/2035 (a)	800	418

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $29,525)		29,168

MUNICIPAL BONDS — 0.5% (l)
California — 0.0% (c)
General Obligation — 0.0% (c)
State of California, Various Purpose GO, 7.30%, 10/1/2039	350	476

Transportation — 0.0% (c)
Los Angeles City Department of Airports, International Airport Series C, Rev., 6.58%, 5/15/2039	440	538

Total California		1,014

New York — 0.3%
Other Revenue — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	360	419

Transportation — 0.3%
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	2,138
Series 165, Rev., 5.65%, 11/1/2040	440	516
Series 174, Rev., 4.46%, 10/1/2062	2,060	2,032

		4,686

Total New York		5,105

Ohio — 0.2%
Education — 0.1%
Ohio State University, General Receipts
Series A, Rev., 4.05%, 12/1/2056	325	305
Series A, Rev., 4.80%, 6/1/2111	1,563	1,599
Rev., 5.59%, 12/1/2114	200	213

		2,117

Utility — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series B, Rev., 7.50%, 2/15/2050	1,315	1,832

Total Ohio		3,949

TOTAL MUNICIPAL BONDS (Cost $9,173)		10,068

FOREIGN GOVERNMENT SECURITIES — 0.4%
Province of Quebec (Canada) 7.36%, 3/6/2026 (e)	377	464
Republic of Colombia (Colombia)
4.00%, 2/26/2024	922	904
4.50%, 1/28/2026	581	577
7.38%, 9/18/2037	200	239
5.63%, 2/26/2044	200	203
5.00%, 6/15/2045	515	481
Republic of Panama (Panama) 4.50%, 4/16/2050	325	302
Republic of Peru (Peru) 5.63%, 11/18/2050	88	99
Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	636
United Mexican States (Mexico)
3.60%, 1/30/2025	788	746
4.13%, 1/21/2026	316	305
3.75%, 1/11/2028	1,216	1,124
5.55%, 1/21/2045	2,113	2,079

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $8,421)		8,159

SUPRANATIONAL — 0.2%
African Development Bank (Supranational) 8.80%, 9/1/2019 (Cost $3,126)	3,000	3,125

Shares (000)
SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.30% (m) (n) (Cost $38,026)	38,022	38,026

Total Investments — 101.5% (Cost $1,952,297)		1,926,324
Liabilities in Excess of Other Assets — (1.5%)		(29,039)

Net Assets — 100.0%		1,897,285

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2018.
CMBS	Commercial Mortgage-Backed Security
DN	Discount Notes
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GS	Goldman Sachs
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(a)	—	The rate shown is the effective yield as of November 30, 2018.
(b)	—	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	—	Amount rounds to less than 0.1% of net assets.
(d)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(e)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(f)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2018.
(g)	—	Security is an interest bearing note with preferred security characteristics.
(h)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(i)	—	Amount rounds to less than one thousand.
(j)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	—	Defaulted security.
(l)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(n)	—	The rate shown is the current yield as of November 30, 2018.
‡	—	Value determined using significant unobservable inputs.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$187,655	$64,194	$251,849
Collateralized Mortgage Obligations	—	268,627	10,743	279,370
Commercial Mortgage-Backed Securities	—	82,838	2,164	85,002

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Capital Markets	$—	$48,434	$79	$48,513
Other Corporate Bonds	—	382,848	—	382,848

Total Corporate Bonds	—	431,282	79	431,361

Foreign Government Securities	—	8,159	—	8,159
Mortgage-Backed Securities	—	311,572	—	311,572
Municipal Bonds	—	10,068	—	10,068
Supranational	—	3,125	—	3,125
U.S. Government Agency Securities	—	29,168	—	29,168
U.S. Treasury Obligations	—	478,624	—	478,624
Short-Term Investments
Investment Companies	38,026	—	—	38,026

Total Investments in Securities	$38,026	$1,811,118	$77,180	$1,926,324

Transfers from level 3 to level 2 are due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine the price for the period ended November 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2018	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018
Investments in Securities:
Asset-Backed Securities	$91,372	$114		$(490)	$(63)	$9,500	$(25,569)	$433	$(11,103)	$64,194
Collateralized Mortgage Obligations	10,130	(4)		(551)	(521)	2,184	(1,885)	1,390	—	10,743
Commercial Mortgage-Backed Securities	6,785	300		(344)	(101)	—	(5,673)	1,206	(9)	2,164
Corporate Bonds — Capital Markets	158	—	(a)	— (a)	— (a)	—	(79)	—	—	79
Loan Assignments — Hotels, Restaurants & Leisure	2,289	76		(26)	2	—	(2,341)	—	—	—

	$110,734	$486		$(1,411)	$(683)	$11,684	$(35,547)	$3,029	$(11,112)	$77,180

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(1,412,000).

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$32,030	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (5.96%)
			Constant Default Rate	0.00% - 30.00% (0.24%)
			Yield (Discount Rate of Cash Flows)	3.16% - 8.47% (4.18%)

Asset-Backed Securities	32,030

	4,911	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 28.00% (11.32%)
			PSA Prepayment Model	232.00% (232.00%)
			Constant Default Rate	0.00% - 12.68% (3.18%)
			Yield (Discount Rate of Cash Flows)	-55.19% - 56.87% (7.76%)

Collateralized Mortgage Obligations	4,911

	1,967	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (20.39%)

Commercial Mortgage-Backed Securities	1,967		Yield (Discount Rate of Cash Flows)	2.68% - 6.69% (4.70%)

	79	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.38% (4.38%)
			Liquidity Discount	0.38% (0.38%)

Corporate Bonds	79

Total	$38,987

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2018, the value of these investments was approximately $38,193,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 33.9%
Aerospace & Defense — 0.6%
Airbus Finance BV (France) 2.70%, 4/17/2023(a)	43	41
General Dynamics Corp. 3.50%, 5/15/2025	100	99
Lockheed Martin Corp. 3.10%, 1/15/2023	174	171
Northrop Grumman Corp. 2.93%, 1/15/2025	150	142
United Technologies Corp.
1.50%, 11/1/2019	180	177
3.95%, 8/16/2025	150	148

		778

Automobiles — 0.6%
Daimler Finance North America LLC (Germany) 2.20%, 5/5/2020(a)	150	147
General Motors Co. 4.20%, 10/1/2027	500	454
Nissan Motor Acceptance Corp. 2.60%, 9/28/2022(a)	200	189

		790

Banks — 6.3%
ANZ New Zealand Int’l Ltd. (New Zealand) 2.60%, 9/23/2019(a)	200	199
Bank of America Corp. 3.30%, 1/11/2023	90	88
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(b)	60	58
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(b)	100	97
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(b)	42	41
Series L, 3.95%, 4/21/2025	154	149
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(b)	910	839
Bank of Montreal (Canada) 2.35%, 9/11/2022	200	191
Bank of Nova Scotia (The) (Canada) 2.15%, 7/14/2020	300	295
Barclays plc (United Kingdom) 3.68%, 1/10/2023	317	303
Branch Banking & Trust Co. 2.25%, 6/1/2020	250	246
Citibank NA 2.00%, 3/20/2019	350	349
Citigroup, Inc.
5.50%, 9/13/2025	115	120
4.45%, 9/29/2027	450	434
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025(a)	201	195
Cooperatieve Rabobank UA (Netherlands)
4.75%, 1/15/2020(a)	200	203
3.88%, 2/8/2022	118	119
Discover Bank 3.35%, 2/6/2023	250	240
Fifth Third Bank 1.63%, 9/27/2019	325	321
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023(b)	200	192
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(b)	200	197
4.30%, 3/8/2026	200	195
Huntington National Bank (The) 2.88%, 8/20/2020	250	248
KeyCorp 5.10%, 3/24/2021	50	52
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	226
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.85%, 3/1/2026	225	221
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019(a)	200	199
Nordea Bank AB (Finland) 4.88%, 1/27/2020(a)	250	254
PNC Financial Services Group, Inc. (The)
4.38%, 8/11/2020	133	135
3.90%, 4/29/2024	100	99
Regions Financial Corp. 3.20%, 2/8/2021	107	106
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024(a)	200	202
SunTrust Banks, Inc. 2.50%, 5/1/2019	300	299
Swedbank AB (Sweden) 2.20%, 3/4/2020(a)	300	296
Toronto-Dominion Bank (The) (Canada) 2.50%, 12/14/2020	200	197
US Bancorp
Series V, 2.38%, 7/22/2026	133	119
Series X, 3.15%, 4/27/2027	68	64
Wells Fargo & Co.
2.63%, 7/22/2022	450	431
3.00%, 2/19/2025	99	93
4.10%, 6/3/2026	21	20
4.30%, 7/22/2027	30	29
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(b)	250	237
Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	300	289

		8,887

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Beverages — 0.9%
Anheuser-Busch Cos. LLC (Belgium) 3.65%, 2/1/2026(a)	474	448
Anheuser-Busch InBev Finance, Inc. (Belgium)
3.30%, 2/1/2023	300	290
3.70%, 2/1/2024	76	74
Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	70	72
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025(a)	75	74
Molson Coors Brewing Co. 1.90%, 3/15/2019	255	254

		1,212

Biotechnology — 0.6%
AbbVie, Inc.
3.20%, 11/6/2022	35	34
2.85%, 5/14/2023	100	95
Amgen, Inc.
5.70%, 2/1/2019	40	40
2.20%, 5/22/2019	160	159
3.63%, 5/15/2022	44	44
Baxalta, Inc. 3.60%, 6/23/2022	23	23
Biogen, Inc. 3.63%, 9/15/2022	30	30
Celgene Corp. 3.25%, 8/15/2022	98	95
Gilead Sciences, Inc.
1.85%, 9/20/2019	150	149
3.70%, 4/1/2024	36	36
3.50%, 2/1/2025	25	24
3.65%, 3/1/2026	57	55

		784

Building Products — 0.1%
Johnson Controls International plc
3.75%, 12/1/2021	99	100
3.90%, 2/14/2026	32	31

		131

Capital Markets — 3.1%
Bank of New York Mellon Corp. (The)
4.60%, 1/15/2020	75	76
3.25%, 9/11/2024	150	146
Blackstone Holdings Finance Co. LLC 5.88%, 3/15/2021(a)	150	157
Carlyle Promissory Note
4.44%, 7/15/2019 ‡	6	6
Charles Schwab Corp. (The)
3.23%, 9/1/2022	40	40
3.20%, 1/25/2028	200	187
Deutsche Bank AG (Germany)
3.13%, 1/13/2021	38	37
3.38%, 5/12/2021	62	60
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	200	191
3.00%, 4/26/2022	80	77
3.75%, 5/22/2025	257	246
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025(b)	564	526
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(b)	349	323
ING Bank NV (Netherlands) 2.50%, 10/1/2019(a)	200	199
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	88	89
Invesco Finance plc
4.00%, 1/30/2024	71	70
3.75%, 1/15/2026	125	120
Jefferies Group LLC 6.88%, 4/15/2021	50	53
Macquarie Bank Ltd. (Australia)
2.85%, 7/29/2020(a)	100	99
4.00%, 7/29/2025(a)	100	98
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020(a)	100	103
6.25%, 1/14/2021(a)	40	42
Morgan Stanley
5.50%, 7/24/2020	166	171
5.75%, 1/25/2021	100	104
5.50%, 7/28/2021	100	104
3.70%, 10/23/2024	83	81
5.00%, 11/24/2025	155	157
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(b)	500	466
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	84	87
Northern Trust Corp.
(ICE LIBOR USD 3 Month + 1.13%), 3.37%, 5/8/2032(b)	17	16
State Street Corp. 3.10%, 5/15/2023	36	35
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	34	33
UBS AG (Switzerland) 2.45%, 12/1/2020(a)	200	196

		4,395

Chemicals — 0.6%
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023(a)	100	98
Dow Chemical Co. (The)
8.55%, 5/15/2019	20	20
4.13%, 11/15/2021	60	61
Ecolab, Inc.
3.25%, 1/14/2023	88	87
3.25%, 12/1/2027	43	41
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	9	9
Mosaic Co. (The) 3.25%, 11/15/2022	246	239
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	42
Praxair, Inc. 2.65%, 2/5/2025	41	38

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Chemicals — continued
Sherwin-Williams Co. (The)
3.30%, 2/1/2025	110	103
3.45%, 6/1/2027	51	47
Union Carbide Corp. 7.50%, 6/1/2025	100	115

		900

Commercial Services & Supplies — 0.1%
Republic Services, Inc. 3.38%, 11/15/2027	200	188

Communications Equipment — 0.2%
Cisco Systems, Inc.
4.95%, 2/15/2019	200	201
2.95%, 2/28/2026	44	42

		243

Construction Materials — 0.2%
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	78	71
3.50%, 12/15/2027	160	145

		216

Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland) 3.50%, 1/15/2025	250	229
American Express Co. 3.38%, 5/17/2021	100	99
American Honda Finance Corp. 1.95%, 7/20/2020	200	196
Capital One Financial Corp. 3.20%, 2/5/2025	235	217
Caterpillar Financial Services Corp.
1.85%, 9/4/2020	200	195
2.85%, 6/1/2022	58	57
Ford Motor Credit Co. LLC
2.38%, 3/12/2019	200	199
3.16%, 8/4/2020	250	245
John Deere Capital Corp.
Series 0014, 2.45%, 9/11/2020	50	49
3.15%, 10/15/2021	33	33
2.70%, 1/6/2023	89	86
2.65%, 6/24/2024	100	95
Synchrony Financial 4.25%, 8/15/2024	100	92

		1,792

Containers & Packaging — 0.0%(c)
WRKCo., Inc. 3.00%, 9/15/2024(a)	80	74

Diversified Financial Services — 1.4%
AIG Global Funding 2.15%, 7/2/2020(a)	150	147
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	349	332
GTP Acquisition Partners I LLC 2.35%, 6/15/2020(a)	174	171
National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	192
ORIX Corp. (Japan) 2.90%, 7/18/2022	81	78
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	500	497
Series KK, 3.55%, 1/15/2024	200	205
Shell International Finance BV (Netherlands)
1.38%, 9/12/2019	230	227
3.25%, 5/11/2025	100	97

		1,946

Diversified Telecommunication Services — 1.0%
AT&T, Inc.
5.80%, 2/15/2019	253	254
3.95%, 1/15/2025	69	66
3.40%, 5/15/2025	17	16
4.10%, 2/15/2028	160	151
7.88%, 2/15/2030	350	409
Qwest Corp. 6.75%, 12/1/2021	148	154
Telefonica Emisiones SAU (Spain) 5.13%, 4/27/2020	31	32
Verizon Communications, Inc.
4.33%, 9/21/2028	160	159
4.50%, 8/10/2033	208	203

		1,444

Electric Utilities — 1.8%
Arizona Public Service Co. 2.20%, 1/15/2020	27	27
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	43	42
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	189
DTE Electric Co. 2.65%, 6/15/2022	20	19
Duke Energy Corp. 3.75%, 4/15/2024	300	297
Duke Energy Indiana LLC 3.75%, 7/15/2020	60	60
Duke Energy Progress LLC 2.80%, 5/15/2022	40	39
Electricite de France SA (France) 2.15%, 1/22/2019(a)	60	60
Enel Finance International NV (Italy) 3.63%, 5/25/2027(a)	200	172
Entergy Mississippi, Inc. 2.85%, 6/1/2028	186	170
Jersey Central Power & Light Co.
7.35%, 2/1/2019	25	25
4.30%, 1/15/2026(a)	200	199
Kansas City Power & Light Co. 3.15%, 3/15/2023	47	46
Nevada Power Co. 7.13%, 3/15/2019	60	61
NextEra Energy Capital Holdings, Inc.
2.40%, 9/15/2019	27	27
3.55%, 5/1/2027	89	84

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Electric Utilities — continued
Niagara Mohawk Power Corp.
4.88%, 8/15/2019(a)	40	40
3.51%, 10/1/2024(a)	28	28
Pacific Gas & Electric Co.
2.45%, 8/15/2022	68	60
3.25%, 6/15/2023	50	44
Pennsylvania Electric Co. 3.25%, 3/15/2028(a)	132	122
Public Service Co. of Colorado 3.20%, 11/15/2020	51	51
Public Service Co. of Oklahoma 4.40%, 2/1/2021	74	75
Southern California Edison Co. 1.85%, 2/1/2022	29	28
Southern Co. (The) 3.25%, 7/1/2026	317	293
Virginia Electric & Power Co.
Series C, 2.75%, 3/15/2023	191	184
3.45%, 2/15/2024	21	21

		2,463

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	41	40
Eaton Corp. 3.10%, 9/15/2027	140	130

		170

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	16	16
3.88%, 1/12/2028	100	91

		107

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	150	141
Halliburton Co. 3.50%, 8/1/2023	107	105
Schlumberger Investment SA 3.30%, 9/14/2021(a)	47	47

		293

Entertainment — 0.4%
21st Century Fox America, Inc. 7.70%, 10/30/2025	50	61
Viacom, Inc. 3.88%, 4/1/2024	112	111
Walt Disney Co. (The) 1.85%, 7/30/2026	250	219
Warner Media LLC 3.60%, 7/15/2025	150	140

		531

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.
3.50%, 1/31/2023	80	78
5.00%, 2/15/2024	38	39
AvalonBay Communities, Inc. 3.20%, 1/15/2028	100	94
Boston Properties LP 3.20%, 1/15/2025	152	143
Brixmor Operating Partnership LP 3.85%, 2/1/2025	50	48
EPR Properties 4.50%, 6/1/2027	62	59
Equity Commonwealth 5.88%, 9/15/2020	125	128
ERP Operating LP 4.63%, 12/15/2021	255	262
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	52	48
HCP, Inc.
4.20%, 3/1/2024	17	17
3.88%, 8/15/2024	205	199
3.40%, 2/1/2025	38	36
Realty Income Corp.
3.88%, 7/15/2024	50	50
3.65%, 1/15/2028	150	143
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	150	142
Select Income 3.60%, 2/1/2020	75	74
Senior Housing Properties Trust 4.75%, 2/15/2028	100	95
Simon Property Group LP
4.13%, 12/1/2021	81	82
3.75%, 2/1/2024	38	38
3.38%, 10/1/2024	62	60
Tanger Properties LP 3.75%, 12/1/2024	75	72
Ventas Realty LP
3.75%, 5/1/2024	44	43
3.50%, 2/1/2025	27	26
4.13%, 1/15/2026	62	60
VEREIT Operating Partnership LP 4.60%, 2/6/2024	100	100
Welltower, Inc. 4.50%, 1/15/2024	100	102

		2,238

Food & Staples Retailing — 0.3%
Kroger Co. (The)
1.50%, 9/30/2019	200	197
4.00%, 2/1/2024	90	90
Sysco Corp. 3.75%, 10/1/2025	100	97

		384

Food Products — 0.8%
Campbell Soup Co. 3.95%, 3/15/2025	100	95
Cargill, Inc. 3.30%, 3/1/2022(a)	100	99
Conagra Brands, Inc. 4.60%, 11/1/2025	35	35
General Mills, Inc. 2.60%, 10/12/2022	200	191
Kellogg Co. 3.40%, 11/15/2027	95	87

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Food Products — continued
Kraft Heinz Foods Co.
3.50%, 6/6/2022	165	162
4.00%, 6/15/2023	22	22
3.95%, 7/15/2025	15	14
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	92	93
Nestle Holdings, Inc. 3.50%, 9/24/2025(a)	200	198
Tyson Foods, Inc. 3.95%, 8/15/2024	73	72
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	100	98

		1,166

Gas Utilities — 0.0%(c)
Atmos Energy Corp. 8.50%, 3/15/2019	30	31

Health Care Equipment & Supplies — 0.3%
Becton Dickinson and Co. 2.68%, 12/15/2019	250	248
Medtronic Global Holdings SCA 1.70%, 3/28/2019	175	174
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	19	19
3.55%, 4/1/2025	50	47

		488

Health Care Providers & Services — 1.4%
Aetna, Inc. 2.80%, 6/15/2023	200	189
Anthem, Inc.
3.13%, 5/15/2022	115	113
3.50%, 8/15/2024	106	102
CVS Health Corp.
4.10%, 3/25/2025	380	374
4.30%, 3/25/2028	400	390
Express Scripts Holding Co.
3.05%, 11/30/2022	200	193
3.50%, 6/15/2024	72	70
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	214	211
UnitedHealth Group, Inc.
1.70%, 2/15/2019	200	200
3.38%, 11/15/2021	112	112

		1,954

Hotels, Restaurants & Leisure — 0.1%
Starbucks Corp. 3.10%, 3/1/2023	150	146

Household Durables — 0.1%
DR Horton, Inc. 2.55%, 12/1/2020	150	146

Household Products — 0.2%
Kimberly-Clark Corp. 2.40%, 3/1/2022	20	19
Procter & Gamble - ESOP Series A, 9.36%, 1/1/2021	28	30
Procter & Gamble Co. (The) 1.75%, 10/25/2019	200	198

		247

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	80	79
4.25%, 6/15/2022	37	37

		116

Industrial Conglomerates — 0.0%(c)
Ingersoll-Rand Global Holding Co. Ltd. 4.25%, 6/15/2023	34	35

Insurance — 1.8%
Allstate Corp. (The) 3.15%, 6/15/2023	61	60
Alterra Finance LLC 6.25%, 9/30/2020	100	105
American International Group, Inc. 3.75%, 7/10/2025	161	152
Aon plc 3.88%, 12/15/2025	143	139
Assurant, Inc. 4.20%, 9/27/2023	90	89
Berkshire Hathaway Finance Corp. 1.30%, 8/15/2019	280	277
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	130	127
CNA Financial Corp.
3.95%, 5/15/2024	52	51
4.50%, 3/1/2026	38	38
Guardian Life Global Funding 2.50%, 5/8/2022(a)	125	121
Lincoln National Corp. 4.20%, 3/15/2022	35	36
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	100	100
Marsh & McLennan Cos., Inc.
2.35%, 9/10/2019	156	155
3.30%, 3/14/2023	50	49
Metropolitan Life Global Funding I 3.45%, 12/18/2026(a)	250	241
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	139
Protective Life Global Funding 2.62%, 8/22/2022(a)	200	193
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025(a)	150	183
Torchmark Corp. 4.55%, 9/15/2028	40	40
Travelers Cos., Inc. (The) 5.90%, 6/2/2019	250	253

		2,548

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 2.80%, 8/22/2024	100	96

IT Services — 0.1%
IBM Credit LLC 2.65%, 2/5/2021	150	147
Western Union Co. (The) 3.60%, 3/15/2022	20	20

		167

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
3.15%, 1/15/2023	57	55
4.15%, 2/1/2024	34	34
3.20%, 8/15/2027	100	92

		181

Machinery — 0.1%
Caterpillar, Inc. 2.60%, 6/26/2022	31	30
Illinois Tool Works, Inc. 3.50%, 3/1/2024	175	175

		205

Media — 0.6%
CBS Corp. 4.00%, 1/15/2026	208	200
Charter Communications Operating LLC 4.91%, 7/23/2025	160	159
Comcast Corp.
3.00%, 2/1/2024	117	113
3.38%, 2/15/2025	77	74
3.38%, 8/15/2025	80	77
3.95%, 10/15/2025	14	14
3.15%, 3/1/2026	16	15
Cox Communications, Inc. 3.50%, 8/15/2027(a)	154	142
Discovery Communications LLC 4.38%, 6/15/2021	78	79
Time Warner Cable LLC 8.75%, 2/14/2019	35	35

		908

Metals & Mining — 0.0%(c)
Nucor Corp. 4.00%, 8/1/2023	27	27

Multiline Retail — 0.0%(c)
Macy’s Retail Holdings, Inc. 6.90%, 4/1/2029	21	22
Nordstrom, Inc. 4.00%, 10/15/2021	35	35

		57

Multi-Utilities — 0.6%
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	154
Consumers Energy Co. 5.65%, 4/15/2020	50	51
Dominion Energy, Inc. 2.96%, 7/1/2019(d)	100	100
DTE Energy Co. Series B, 3.30%, 6/15/2022	79	78
NiSource, Inc. 3.85%, 2/15/2023	200	200
Sempra Energy 4.05%, 12/1/2023	48	48
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	94	93
WEC Energy Group, Inc. 3.55%, 6/15/2025	87	85

		809

Oil, Gas & Consumable Fuels — 2.4%
Andeavor Logistics LP 4.25%, 12/1/2027	27	25
Apache Corp. 3.25%, 4/15/2022	34	33
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	166	165
3.51%, 3/17/2025	60	59
Buckeye Partners LP
5.50%, 8/15/2019	50	51
4.88%, 2/1/2021	40	40
Canadian Natural Resources Ltd. (Canada) 3.90%, 2/1/2025	25	24
Cenovus Energy, Inc. (Canada)
5.70%, 10/15/2019	77	78
3.00%, 8/15/2022	21	20
Chevron Corp. 2.36%, 12/5/2022	40	38
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	200	201
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	55
Energy Transfer Operating LP
3.60%, 2/1/2023	28	27
4.90%, 2/1/2024	61	61
4.05%, 3/15/2025	91	86
Eni SpA (Italy) 4.15%, 10/1/2020(a)	200	200
Enterprise Products Operating LLC
2.80%, 2/15/2021	200	196
3.90%, 2/15/2024	49	49
3.75%, 2/15/2025	37	36
EOG Resources, Inc.
4.10%, 2/1/2021	100	101
2.63%, 3/15/2023	23	22
Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	49
Magellan Midstream Partners LP 6.55%, 7/15/2019	50	51
Marathon Petroleum Corp. 3.63%, 9/15/2024	67	64

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
MPLX LP 3.38%, 3/15/2023	32	31
Noble Energy, Inc. 3.85%, 1/15/2028	100	91
Occidental Petroleum Corp. 3.50%, 6/15/2025	30	29
ONEOK Partners LP
3.38%, 10/1/2022	12	12
5.00%, 9/15/2023	28	29
4.90%, 3/15/2025	200	202
Petroleos Mexicanos (Mexico)
6.38%, 2/4/2021	149	150
4.88%, 1/18/2024	69	64
6.88%, 8/4/2026	51	49
5.35%, 2/12/2028(a)	42	36
Phillips 66 3.90%, 3/15/2028	70	66
Plains All American Pipeline LP 3.60%, 11/1/2024	100	94
Sinopec Group Overseas Development 2013 Ltd. (China) 4.38%, 10/17/2023(a)	200	203
Spectra Energy Partners LP 3.50%, 3/15/2025	63	59
Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	180	182
TC PipeLines LP 3.90%, 5/25/2027	42	39
TransCanada PipeLines Ltd. (Canada)
7.13%, 1/15/2019	30	30
3.75%, 10/16/2023	172	170
Williams Cos., Inc. (The) 3.90%, 1/15/2025	86	83

		3,350

Pharmaceuticals — 0.3%
Allergan Funding SCS 3.45%, 3/15/2022	69	67
Johnson & Johnson 2.63%, 1/15/2025	118	113
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	200	197

		377

Real Estate Management & Development — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022(a)	200	197

Road & Rail — 0.9%
Burlington Northern Santa Fe LLC
4.70%, 10/1/2019	150	152
3.60%, 9/1/2020	19	19
3.45%, 9/15/2021	32	32
3.05%, 3/15/2022	43	43
Canadian Pacific Railway Co. (Canada)
7.25%, 5/15/2019	200	204
4.50%, 1/15/2022	55	56
CSX Corp. 3.25%, 6/1/2027	162	150
ERAC USA Finance LLC
5.25%, 10/1/2020(a)	48	49
4.50%, 8/16/2021(a)	27	28
Penske Truck Leasing Co. LP 4.13%, 8/1/2023(a)	200	198
Ryder System, Inc.
2.50%, 5/11/2020	28	28
2.88%, 9/1/2020	86	85
Union Pacific Corp. 2.25%, 2/15/2019	175	175

		1,219

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.95%, 1/12/2021	70	69
Intel Corp. 3.70%, 7/29/2025	130	129
QUALCOMM, Inc. 3.25%, 5/20/2027	94	86

		284

Software — 0.5%
Microsoft Corp. 2.38%, 5/1/2023	34	33
Oracle Corp.
2.38%, 1/15/2019	350	350
2.95%, 11/15/2024	400	382

		765

Specialty Retail — 0.4%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	30	31
Home Depot, Inc. (The) 2.80%, 9/14/2027	150	139
Lowe’s Cos., Inc. 3.38%, 9/15/2025	200	194
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	100	95
3.60%, 9/1/2027	62	58

		517

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.
2.75%, 1/13/2025	200	189
3.35%, 2/9/2027	451	433
2.90%, 9/12/2027	199	184

		806

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	185
Philip Morris International, Inc. 3.38%, 8/11/2025	150	145

		330

Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.63%, 12/1/2027	100	87
Aircastle Ltd. 4.40%, 9/25/2023	65	64
Aviation Capital Group LLC 3.88%, 5/1/2023(a)	100	99

		250

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
CORPORATE BONDS — continued
Water Utilities — 0.1%
American Water Capital Corp. 3.85%, 3/1/2024	150		151

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 4.10%, 10/1/2023	160		162

TOTAL CORPORATE BONDS (Cost $49,008)			47,701

U.S. TREASURY OBLIGATIONS — 21.0%
U.S. Treasury Bonds
6.00%, 2/15/2026	516		619
U.S. Treasury Notes
1.25%, 8/31/2019	2,500		2,474
3.63%, 2/15/2020	3,000		3,029
1.88%, 1/31/2022	700		680
1.88%, 4/30/2022	2,000		1,938
2.25%, 1/31/2024	6,000		5,823
2.25%, 11/15/2024	250		241
2.88%, 5/31/2025	299		298
U.S. Treasury STRIPS Bonds
3.96%, 11/15/2021(e)	1,525		1,403
2.74%, 2/15/2022(e)	2,400		2,190
2.81%, 11/15/2022(e)	1,300		1,161
2.72%, 5/15/2023(e)	685		602
2.14%, 8/15/2023(e)	3,890		3,400
2.31%, 11/15/2023(e)	2,150		1,864
2.42%, 2/15/2024(e)	3,000		2,581
2.21%, 5/15/2024(e)	200		171
2.90%, 5/15/2025(e)	200		165
2.34%, 5/15/2026(e)	200		160
3.43%, 8/15/2026(e)	47		37
3.63%, 11/15/2026(e)	300		236
2.84%, 2/15/2027(e)	100		78
3.81%, 8/15/2027(e)	100		77
3.91%, 11/15/2027(e)	140		106
3.00%, 2/15/2028(e)	53		40
2.46%, 5/15/2028(e)	10		8
3.17%, 8/15/2028(e)	200		148

TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,067)			29,529

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.5%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	885		915
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	138		129
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034‡	15		13
BCAP LLC Trust Series 2010-RR7, Class 2A1, 3.65%, 7/26/2045(a)(f)	103		102
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 3.63%, 6/20/2034(f)	15		15
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	32		32
Series 2005-22, Class 2A1, 4.08%, 11/25/2035(f)	132		116
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 12/25/2018‡	—	(g)	—	(g)
Series 2003-HYB1, Class A, 4.74%, 9/25/2033(f)	15		15
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UST1, Class PO1, PO, 12/25/2018‡	—	(g)	1
Series 2003-UST1, Class A1, 5.50%, 12/25/2018	2		2
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	7		7
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-3, Class 1A1, 3.57%, 6/25/2020(f)	43		42
FHLMC - GNMA
Series 24, Class ZE, 6.25%, 11/25/2023	16		17
FHLMC REMIC
Series 2934, Class EC, PO, 2/15/2020	8		8
Series 2347, Class VP, 6.50%, 3/15/2020	3		3
Series 47, Class F, 10.00%, 6/15/2020	—	(g)	—	(g)
Series 2999, Class ND, 4.50%, 7/15/2020	27		27
Series 1807, Class G, 9.00%, 10/15/2020	—	(g)	—	(g)
Series 114, Class H, 6.95%, 1/15/2021	1		1
Series 85, Class C, 8.60%, 1/15/2021	—	(g)	—	(g)
Series 99, Class Z, 9.50%, 1/15/2021	—	(g)	—	(g)
Series 1084, Class F, 3.26%, 5/15/2021(f)	—	(g)	—	(g)

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1079, Class S, HB, IF, 26.16%, 5/15/2021(f)	—	(g)	—	(g)
Series 1084, Class S, HB, IF, 34.85%, 5/15/2021(f)	—	(g)	—	(g)
Series 1144, Class KB, 8.50%, 9/15/2021	2		2
Series 1172, Class L, HB, 1,181.25%, 11/15/2021(f)	—	(g)	—	(g)
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022(f)	—	(g)	—	(g)
Series 1206, Class IA, 7.00%, 3/15/2022	1		1
Series 1250, Class J, 7.00%, 5/15/2022	1		1
Series 1343, Class LA, 8.00%, 8/15/2022	4		5
Series 2512, Class PG, 5.50%, 10/15/2022	68		70
Series 2535, Class BK, 5.50%, 12/15/2022	12		13
Series 1470, Class F, 2.02%, 2/15/2023(f)	—	(g)	—	(g)
Series 2568, Class KG, 5.50%, 2/15/2023	101		104
Series 1466, Class PZ, 7.50%, 2/15/2023	19		20
Series 1491, Class I, 7.50%, 4/15/2023	8		8
Series 1798, Class F, 5.00%, 5/15/2023	8		8
Series 1518, Class G, IF, 6.53%, 5/15/2023(f)	7		8
Series 1541, Class O, 2.44%, 7/15/2023(f)	7		7
Series 1608, Class L, 6.50%, 9/15/2023	23		25
Series 1602, Class SA, IF, 15.25%, 10/15/2023(f)	3		3
Series 2283, Class K, 6.50%, 12/15/2023	10		11
Series 1700, Class GA, PO, 2/15/2024	3		3
Series 1671, Class L, 7.00%, 2/15/2024	4		4
Series 1706, Class K, 7.00%, 3/15/2024	42		44
Series 2033, Class SN, HB, IF, 26.86%, 3/15/2024(f)	2		—	(g)
Series 1720, Class PL, 7.50%, 4/15/2024	125		133
Series 2306, Class K, PO, 5/15/2024	5		4
Series 2306, Class SE, IF, IO, 7.46%, 5/15/2024(f)	11		2
Series 1745, Class D, 7.50%, 8/15/2024	7		7
Series 1927, Class PH, 7.50%, 1/15/2027	51		56
Series 1981, Class Z, 6.00%, 5/15/2027	21		22
Series 1987, Class PE, 7.50%, 9/15/2027	8		9
Series 2038, Class PN, IO, 7.00%, 3/15/2028	9		2
Series 2040, Class PE, 7.50%, 3/15/2028	46		52
Series 2063, Class PG, 6.50%, 6/15/2028	47		51
Series 2064, Class TE, 7.00%, 6/15/2028	6		6
Series 2075, Class PM, 6.25%, 8/15/2028	32		34
Series 2075, Class PH, 6.50%, 8/15/2028	33		36
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	10		1
Series 2125, Class JZ, 6.00%, 2/15/2029	20		22
Series 2169, Class TB, 7.00%, 6/15/2029	93		102
Series 2163, Class PC, IO, 7.50%, 6/15/2029	5		1
Series 2172, Class QC, 7.00%, 7/15/2029	37		41
Series 2196, Class TL, 7.50%, 11/15/2029	—	(g)	—	(g)
Series 2201, Class C, 8.00%, 11/15/2029	17		19
Series 2210, Class Z, 8.00%, 1/15/2030	44		50
Series 2224, Class CB, 8.00%, 3/15/2030	13		15
Series 2256, Class MC, 7.25%, 9/15/2030	24		27
Series 2259, Class ZM, 7.00%, 10/15/2030	22		25
Series 2271, Class PC, 7.25%, 12/15/2030	22		25
Series 2296, Class PD, 7.00%, 3/15/2031	12		13
Series 2333, Class HC, 6.00%, 7/15/2031	25		27
Series 2344, Class ZD, 6.50%, 8/15/2031	215		244
Series 2344, Class ZJ, 6.50%, 8/15/2031	27		29
Series 2345, Class NE, 6.50%, 8/15/2031	17		18
Series 2351, Class PZ, 6.50%, 8/15/2031	22		24
Series 2410, Class QX, IF, IO, 6.34%, 2/15/2032(f)	13		2

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2410, Class OE, 6.38%, 2/15/2032	26		28
Series 2410, Class NG, 6.50%, 2/15/2032	17		19
Series 2412, Class SP, IF, 11.49%, 2/15/2032(f)	46		53
Series 2444, Class ES, IF, IO, 5.64%, 3/15/2032(f)	30		5
Series 2450, Class SW, IF, IO, 5.69%, 3/15/2032(f)	12		2
Series 2423, Class MC, 7.00%, 3/15/2032	14		15
Series 2423, Class MT, 7.00%, 3/15/2032	27		30
Series 2435, Class CJ, 6.50%, 4/15/2032	104		114
Series 2441, Class GF, 6.50%, 4/15/2032	30		33
Series 2455, Class GK, 6.50%, 5/15/2032	38		42
Series 2450, Class GZ, 7.00%, 5/15/2032	40		45
Series 2466, Class DH, 6.50%, 6/15/2032	57		63
Series 2474, Class NR, 6.50%, 7/15/2032	33		37
Series 2484, Class LZ, 6.50%, 7/15/2032	56		63
Series 2500, Class MC, 6.00%, 9/15/2032	50		54
Series 2543, Class YX, 6.00%, 12/15/2032	108		118
Series 2575, Class ME, 6.00%, 2/15/2033	201		218
Series 2586, Class WI, IO, 6.50%, 3/15/2033	17		4
Series 2990, Class SL, IF, 16.04%, 6/15/2034(f)	37		41
Series 3611, PO, 7/15/2034	26		21
Series 2990, Class UZ, 5.75%, 6/15/2035	645		704
Series 3117, Class EO, PO, 2/15/2036	62		52
Series 3117, Class OK, PO, 2/15/2036	7		6
Series 3122, Class OH, PO, 3/15/2036	69		60
Series 3152, Class MO, PO, 3/15/2036	150		126
Series 3607, Class AO, PO, 4/15/2036	38		31
Series 3137, Class XP, 6.00%, 4/15/2036	92		101
Series 3819, Class ZQ, 6.00%, 4/15/2036	254		280
Series 3149, Class SO, PO, 5/15/2036	6		5
Series 3171, Class MO, PO, 6/15/2036	47		42
Series 3179, Class OA, PO, 7/15/2036	23		20
Series 3202, Class HI, IF, IO, 4.34%, 8/15/2036(f)	206		26
Series 3232, Class ST, IF, IO, 4.39%, 10/15/2036(f)	40		5
Series 3417, Class EO, PO, 11/15/2036	367		326
Series 3316, Class JO, PO, 5/15/2037	7		6
Series 3607, Class OP, PO, 7/15/2037	171		145
Series 3481, Class SJ, IF, IO, 3.54%, 8/15/2038(f)	108		11
Series 3680, Class MA, 4.50%, 7/15/2039	242		249
Series 4219, Class JA, 3.50%, 8/15/2039	428		430
Series 3997, Class PF, 2.76%, 11/15/2039(f)	56		57
Series 4374, Class NC, 3.75%, 2/15/2046(d)	332		334
FHLMC STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	1		—	(g)
Series 262, Class 35, 3.50%, 7/15/2042	520		515
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.51%, 7/25/2032(f)	26		28
Series T-76, Class 2A, 2.49%, 10/25/2037(f)	132		136
Series T-51, Class 2A, 7.50%, 8/25/2042(f)	23		27
Series T-54, Class 2A, 6.50%, 2/25/2043	226		254
Series T-54, Class 3A, 7.00%, 2/25/2043	74		83
Series T-56, Class A5, 5.23%, 5/25/2043	565		585
Series T-58, Class APO, PO, 9/25/2043	17		13
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2, 3.71%, 2/25/2035(f)	41		41
Series 2005-AR1, Class 2A2, 3.96%, 4/25/2035(f)	32		32
FN 3.88%, 10/1/2028(h)	300		301
3.88%, 1/25/2029(h)	150		150
FNMA REMIC
Series 1989-70, Class G, 8.00%, 10/25/2019	—	(g)	—	(g)

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1989-83, Class H, 8.50%, 11/25/2019	—	(g)	—	(g)
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(g)	—	(g)
Series 1989-78, Class H, 9.40%, 11/25/2019	—	(g)	—	(g)
Series 1990-7, Class B, 8.50%, 1/25/2020	—	(g)	—	(g)
Series 1990-1, Class D, 8.80%, 1/25/2020	—	(g)	—	(g)
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(g)	—	(g)
Series 1990-63, Class H, 9.50%, 6/25/2020	—	(g)	—	(g)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(g)	—	(g)
Series 1990-102, Class J, 6.50%, 8/25/2020	2		2
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(g)	—	(g)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(g)	—	(g)
Series 1990-120, Class H, 9.00%, 10/25/2020	—	(g)	—	(g)
Series 1990-134, Class SC, IF, 18.13%, 11/25/2020(f)	—	(g)	—	(g)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(g)	—	(g)
Series 2001-4, Class PC, 7.00%, 3/25/2021	6		6
Series 1991-42, Class S, IF, 13.62%, 5/25/2021(f)	—	(g)	—	(g)
Series G-14, Class L, 8.50%, 6/25/2021	—	(g)	—	(g)
Series G-18, Class Z, 8.75%, 6/25/2021	1		1
Series 2001-48, Class Z, 6.50%, 9/25/2021	31		32
Series G-35, Class M, 8.75%, 10/25/2021	1		1
Series 2002-1, Class HC, 6.50%, 2/25/2022	12		12
Series 1992-107, Class SB, HB, IF, 23.24%, 6/25/2022(f)	9		11
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(g)	1
Series G92-35, Class E, 7.50%, 7/25/2022	9		9
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(g)	—	(g)
Series 1996-59, Class J, 6.50%, 8/25/2022	3		3
Series 1992-143, Class MA, 5.50%, 9/25/2022	1		1
Series G92-54, Class ZQ, 7.50%, 9/25/2022	5		5
Series G93-5, Class Z, 6.50%, 2/25/2023	3		3
Series 1993-37, Class PX, 7.00%, 3/25/2023	43		45
Series 1993-25, Class J, 7.50%, 3/25/2023	6		7
Series 1998-4, Class C, PO, 4/25/2023	1		1
Series 1998-43, Class EA, PO, 4/25/2023	68		64
Series 1993-54, Class Z, 7.00%, 4/25/2023	14		14
Series 1993-62, Class SA, IF, 18.16%, 4/25/2023(f)	3		3
Series 2003-83, Class PG, 5.00%, 6/25/2023	1		1
Series 1993-122, Class M, 6.50%, 7/25/2023	4		4
Series 1996-14, Class SE, IF, IO, 7.61%, 8/25/2023(f)	28		4
Series 1993-178, Class PK, 6.50%, 9/25/2023	7		7
Series 1993-165, Class SD, IF, 12.70%, 9/25/2023(f)	2		2
Series 1993-183, Class KA, 6.50%, 10/25/2023	100		105
Series 1993-189, Class PL, 6.50%, 10/25/2023	40		42
Series 1994-9, Class E, PO, 11/25/2023	1		1
Series 1993-247, Class SA, HB, IF, 26.50%, 12/25/2023(f)	10		12
Series G95-1, Class C, 8.80%, 1/25/2025	5		5
Series 2005-121, Class DX, 5.50%, 1/25/2026	254		268
Series 1997-20, IO, 1.84%, 3/25/2027(f)	9		—	(g)
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027(f)	10		—	(g)
Series 1997-27, Class J, 7.50%, 4/18/2027	9		10
Series 1997-29, Class J, 7.50%, 4/20/2027	12		13
Series 1997-39, Class PD, 7.50%, 5/20/2027	27		31
Series 2012-47, Class HF, 2.72%, 5/25/2027(f)	125		125
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	7		1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	6		6
Series 2000-2, Class ZE, 7.50%, 2/25/2030	55		61
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	32		7

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2001-36, Class DE, 7.00%, 8/25/2031	44		49
Series 2001-49, Class Z, 6.50%, 9/25/2031	8		9
Series 2001-44, Class PD, 7.00%, 9/25/2031	9		10
Series 2003-52, Class SX, IF, 16.00%, 10/25/2031(f)	12		15
Series 2004-74, Class SW, IF, 10.90%, 11/25/2031(f)	28		34
Series 2001-81, Class LO, PO, 1/25/2032	6		5
Series 2002-1, Class SA, IF, 17.66%, 2/25/2032(f)	4		5
Series 2002-21, Class PE, 6.50%, 4/25/2032	23		25
Series 2002-28, Class PK, 6.50%, 5/25/2032	23		26
Series 2002-37, Class Z, 6.50%, 6/25/2032	28		31
Series 2004-61, Class SH, IF, 14.73%, 11/25/2032(f)	33		41
Series 2003-22, Class UD, 4.00%, 4/25/2033	101		103
Series 2003-34, Class GE, 6.00%, 5/25/2033	232		246
Series 2003-39, IO, 6.00%, 5/25/2033(f)	6		1
Series 2003-47, Class PE, 5.75%, 6/25/2033	97		105
Series 2003-64, Class SX, IF, 8.00%, 7/25/2033(f)	13		14
Series 2003-71, Class DS, IF, 4.40%, 8/25/2033(f)	88		85
Series 2005-56, Class TP, IF, 11.20%, 8/25/2033(f)	68		73
Series 2003-91, Class SD, IF, 8.64%, 9/25/2033(f)	9		9
Series 2003-116, Class SB, IF, IO, 5.28%, 11/25/2033(f)	83		13
Series 2006-44, Class P, PO, 12/25/2033	30		25
Series 2004-25, Class PC, 5.50%, 1/25/2034	7		7
Series 2003-130, Class SX, IF, 8.05%, 1/25/2034(f)	5		5
Series 2004-36, Class PC, 5.50%, 2/25/2034	5		5
Series 2004-25, Class SA, IF, 13.16%, 4/25/2034(f)	45		55
Series 2004-46, Class SK, IF, 10.13%, 5/25/2034(f)	31		35
Series 2004-36, Class SA, IF, 13.16%, 5/25/2034(f)	60		77
Series 2004-50, Class VZ, 5.50%, 7/25/2034	358		378
Series 2005-74, Class CS, IF, 13.65%, 5/25/2035(f)	40		46
Series 2005-52, Class PA, 6.50%, 6/25/2035	—	(g)	—	(g)
Series 2005-45, Class DC, IF, 15.82%, 6/25/2035(f)	60		72
Series 2005-56, Class S, IF, IO, 4.39%, 7/25/2035(f)	44		5
Series 2005-68, Class PG, 5.50%, 8/25/2035	236		251
Series 2005-73, Class PS, IF, 10.91%, 8/25/2035(f)	104		119
Series 2005-106, Class US, IF, 16.08%, 11/25/2035(f)	78		99
Series 2006-27, Class OH, PO, 4/25/2036	67		59
Series 2006-65, Class QO, PO, 7/25/2036	29		25
Series 2006-56, Class FC, 2.61%, 7/25/2036(f)	189		188
Series 2006-72, Class GO, PO, 8/25/2036	44		38
Series 2006-79, Class DO, PO, 8/25/2036	35		30
Series 2006-77, Class PC, 6.50%, 8/25/2036	75		82
Series 2006-110, PO, 11/25/2036	54		45
Series 2006-124, Class HB, 4.32%, 11/25/2036(f)	77		80
Series 2007-14, Class ES, IF, IO, 4.12%, 3/25/2037(f)	40		5
Series 2007-81, Class GE, 6.00%, 8/25/2037	116		123
Series 2007-79, Class SB, IF, 15.53%, 8/25/2037(f)	35		46
Series 2007-88, Class VI, IF, IO, 4.22%, 9/25/2037(f)	101		16
Series 2007-91, Class ES, IF, IO, 4.14%, 10/25/2037(f)	285		32
Series 2007-106, Class A7, 6.07%, 10/25/2037(f)	39		41
Series 2007-116, Class HI, IO, 1.22%, 1/25/2038(f)	57		2
Series 2008-16, Class IS, IF, IO, 3.88%, 3/25/2038(f)	12		2
Series 2008-10, Class XI, IF, IO, 3.91%, 3/25/2038(f)	22		2
Series 2008-28, Class QS, IF, 13.75%, 4/25/2038(f)	32		37
Series 2008-46, Class HI, IO, 1.46%, 6/25/2038(f)	63		3
Series 2009-69, PO, 9/25/2039	51		46
Series 2009-103, Class MB, 4.29%, 12/25/2039(f)	71		76

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2010-71, Class HJ, 5.50%, 7/25/2040	169	184
Series 2011-118, Class MT, 7.00%, 11/25/2041	195	221
Series 2011-118, Class NT, 7.00%, 11/25/2041	179	200
Series 2013-101, Class DO, PO, 10/25/2043	304	229
Series 2013-128, PO, 12/25/2043	287	225
FNMA REMIC Trust
Series 2007-W7, Class 1A4, HB, IF, 25.29%, 7/25/2037(f)	9	14
Series 2003-W4, Class 2A, 6.50%, 10/25/2042(f)	17	19
Series 2003-W1, Class 1A1, 5.39%, 12/25/2042(f)	88	91
FNMA STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	1	—	(g)
Series 300, Class 1, PO, 9/25/2024	25	23
Series 329, Class 1, PO, 1/25/2033	6	5
FNMA Trust
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	34	38
Series 2005-W3, Class 2AF, 2.54%, 3/25/2045(f)	110	110
GNMA
Series 1994-7, Class PQ, 6.50%, 10/16/2024	65	68
Series 1999-30, Class S, IF, IO, 6.29%, 8/16/2029(f)	11	—	(g)
Series 2002-31, Class S, IF, IO, 6.39%, 1/16/2031(f)	20	3
Series 2002-47, Class PG, 6.50%, 7/16/2032	46	51
Series 2002-47, Class PY, 6.00%, 7/20/2032	54	59
Series 2002-47, Class ZA, 6.50%, 7/20/2032	59	65
Series 2010-14, Class AO, PO, 12/20/2032	28	27
Series 2003-24, PO, 3/16/2033	9	8
Series 2003-40, Class TJ, 6.50%, 3/20/2033	201	221
Series 2003-52, Class AP, PO, 6/16/2033	49	41
Series 2004-28, Class S, IF, 13.31%, 4/16/2034(f)	14	18
Series 2004-73, Class AE, IF, 10.09%, 8/17/2034(f)	15	16
Series 2004-71, Class SB, IF, 18.17%, 9/20/2034(f)	26	35
Series 2004-90, Class SI, IF, IO, 3.80%, 10/20/2034(f)	150	18
Series 2005-68, Class DP, IF, 10.87%, 6/17/2035(f)	35	38
Series 2005-68, Class KI, IF, IO, 4.00%, 9/20/2035(f)	277	33
Series 2006-38, Class ZK, 6.50%, 8/20/2036	446	491
Series 2006-59, Class SD, IF, IO, 4.40%, 10/20/2036(f)	31	5
Series 2007-17, Class JI, IF, IO, 4.50%, 4/16/2037(f)	111	16
Series 2007-27, Class SA, IF, IO, 3.90%, 5/20/2037(f)	141	14
Series 2007-45, Class QA, IF, IO, 4.34%, 7/20/2037(f)	121	13
Series 2007-40, Class SB, IF, IO, 4.45%, 7/20/2037(f)	197	25
Series 2007-50, Class AI, IF, IO, 4.47%, 8/20/2037(f)	107	11
Series 2007-53, Class ES, IF, IO, 4.25%, 9/20/2037(f)	31	4
Series 2007-53, Class SW, IF, 13.30%, 9/20/2037(f)	27	31
Series 2009-79, Class OK, PO, 11/16/2037	106	91
Series 2007-76, Class SA, IF, IO, 4.23%, 11/20/2037(f)	62	7
Series 2007-72, Class US, IF, IO, 4.25%, 11/20/2037(f)	61	7
Series 2009-106, Class ST, IF, IO, 3.70%, 2/20/2038(f)	215	23
Series 2008-33, Class XS, IF, IO, 5.39%, 4/16/2038(f)	40	6
Series 2008-40, Class SA, IF, IO, 4.09%, 5/16/2038(f)	126	16
Series 2008-55, Class SA, IF, IO, 3.90%, 6/20/2038(f)	77	7
Series 2008-50, Class KB, 6.00%, 6/20/2038	152	169
Series 2008-93, Class AS, IF, IO, 3.40%, 12/20/2038(f)	84	7
Series 2009-6, Class SA, IF, IO, 3.79%, 2/16/2039(f)	26	3
Series 2009-31, Class TS, IF, IO, 4.00%, 3/20/2039(f)	92	6
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	38	10
Series 2009-22, Class SA, IF, IO, 3.97%, 4/20/2039(f)	113	10
Series 2009-92, Class ZC, 5.00%, 10/20/2039	671	729
Series 2011-137, Class WA, 5.56%, 7/20/2040(f)	257	280
Series 2010-105, Class B, 5.00%, 8/20/2040	904	961

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2010-130, Class CP, 7.00%, 10/16/2040	71		80
Series 2013-91, Class WA, 4.49%, 4/20/2043(f)	497		505
Series 2012-H24, Class FA, 2.72%, 3/20/2060(f)	5		5
Series 2013-H03, Class FA, 2.57%, 8/20/2060(f)	7		7
Series 2012-H21, Class DF, 2.92%, 5/20/2061(f)	22		22
Series 2012-H26, Class MA, 2.82%, 7/20/2062(f)	20		20
Series 2012-H29, Class FA, 2.79%, 10/20/2062(f)	600		601
Series 2014-H15, Class FA, 2.77%, 7/20/2064(f)	673		676
Series 2014-H17, Class FC, 2.77%, 7/20/2064(f)	609		611
Series 2015-H15, Class FJ, 2.71%, 6/20/2065(f)	615		616
Series 2015-H18, Class FA, 2.72%, 6/20/2065(f)	525		525
Series 2015-H20, Class FA, 2.74%, 8/20/2065(f)	571		572
Series 2015-H26, Class FG, 2.79%, 10/20/2065(f)	668		671
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	83		95
Impac Secured Assets CMN Owner Trust Series 2002-2, Class APO, PO, 4/25/2033‡	39		27
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 4.12%, 10/25/2033(f)	202		204
Series 2006-A2, Class 5A3, 4.61%, 11/25/2033(f)	69		70
Series 2006-A2, Class 4A1, 4.48%, 8/25/2034(f)	22		22
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.66%, 4/21/2034(f)	61		63
Series 2004-3, Class 4A2, 3.67%, 4/25/2034(f)	18		16
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2		2
Series 2005-6, Class 3A1, 5.50%, 11/25/2020	32		31
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	152		156
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	106		108
Series 2004-7, Class 30PO, PO, 8/25/2034‡	11		9
MASTR Asset Securitization Trust Series 2004-8, PO, 8/25/2019‡	—	(g)	—	(g)
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035(a)	11		9
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 2.93%, 10/25/2028(f)	130		130
Series 2004-A, Class A1, 2.77%, 4/25/2029(f)	41		40
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034(a)(f)	40		39
NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	24		24
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7
Series 2003-A1, Class A1, 5.50%, 5/25/2033	7		7
Series 2003-A1, Class A2, 6.00%, 5/25/2033	18		18
RALI Trust
Series 2002-QS8, Class A5, 6.25%, 6/25/2017	2		2
Series 2002-QS16, Class A3, IF, 11.78%, 10/25/2017(f)	—	(g)	—	(g)
Series 2003-QS3, Class A2, IF, 11.41%, 2/25/2018‡(f)	—	(g)	—	(g)
Series 2003-QS9, Class A3, IF, IO, 5.24%, 5/25/2018‡(f)	1		—	(g)
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	5		5
Reperforming Loan REMIC Trust Series 2005-R1, Class 2APO, PO, 3/25/2035‡(a)	57		48
Residential Asset Securitization Trust Series 2003-A14, Class A1, 4.75%, 2/25/2019	1		1
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	500		493
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-33H, Class 1A1, 5.50%, 10/25/2033	52		53
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	169		180
Series 1994-1, Class 1, 5.30%, 2/15/2024(f)	107		111
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	161		175

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	53		58
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	227		248
Series 1998-1, Class 2E, 7.00%, 3/15/2028	53		59
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 4.08%, 6/25/2033(f)	52		53
Series 2004-AR3, Class A2, 3.96%, 6/25/2034(f)	30		31
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-4, Class CB7, 5.50%, 6/25/2035	135		130
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1, 5.75%, 2/25/2033	5		5
Series 2003-MS7, Class P, PO, 3/25/2033‡	1		1
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 4.69%, 11/25/2033(f)	21		21
Series 2004-P, Class 2A1, 4.64%, 9/25/2034(f)	96		98
Series 2004-EE, Class 3A1, 4.53%, 12/25/2034(f)	34		36
Series 2005-AR3, Class 1A1, 4.46%, 3/25/2035(f)	148		152

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,808)			25,999

MORTGAGE-BACKED SECURITIES—10.3%
FHLMC
Pool # 785618, ARM, 4.25%, 7/1/2026(f)	9		9
Pool # 611141, ARM, 3.69%, 1/1/2027(f)	15		16
Pool # 1B2656, ARM, 4.51%, 12/1/2034(f)	70		74
Pool # 1G2557, ARM, 4.32%, 6/1/2036(f)	97		103
Pool # 1A1085, ARM, 4.19%, 8/1/2036(f)	86		89
Pool # 1B7242, ARM, 4.27%, 9/1/2036(f)	55		58
Pool # 1Q0105, ARM, 4.48%, 9/1/2036(f)	40		42
Pool # 1Q0737, ARM, 4.48%, 11/1/2036(f)	37		39
Pool # 1N1511, ARM, 4.16%, 1/1/2037(f)	37		39
Pool # 1J1543, ARM, 4.31%, 2/1/2037(f)	30		31
Pool # 1Q0739, ARM, 4.38%, 3/1/2037(f)	52		54
Pool # 1Q0722, ARM, 4.07%, 4/1/2038(f)	35		37
FHLMC Gold Pools, 15 Year, Single Family
Pool # G12251, 4.00%, 6/1/2019	3		2
Pool # G12825, 6.50%, 3/1/2022	11		11
FHLMC Gold Pools, 20 Year, Single Family
Pool # C90985, 6.50%, 8/1/2026	11		11
FHLMC Gold Pools, 30 Year, Single Family
Pool # A01047, 8.00%, 7/1/2020	—	(g)	—	(g)
Pool # G00245, 8.00%, 8/1/2024	1		2
Pool # C00376, 8.00%, 11/1/2024	1		1
Pool # C00414, 7.50%, 8/1/2025	3		3
Pool # C00452, 7.00%, 4/1/2026	3		3
Pool # G00981, 8.50%, 7/1/2028	7		8
Pool # A17537, 6.00%, 1/1/2034	29		32
Pool # G02682, 7.00%, 2/1/2037	24		27
Pool # Q58054, 4.50%, 11/1/2046	392		405
FHLMC Gold Pools, FHA/VA
Pool # G20027, 10.00%, 10/1/2030	24		25
FHLMC Gold Pools, Other
Pool # L10151, 6.00%, 2/1/2033	17		18
Pool # U80336, 3.50%, 5/1/2033	550		548
Pool # U90690, 3.50%, 6/1/2042	262		258
Pool # U90975, 4.00%, 6/1/2042	259		263
Pool # U91427, 3.50%, 5/1/2043	620		610
FNMA
Pool # 116612, ARM, 3.62%, 3/1/2019(f)	—	(g)	—	(g)
Pool # 54844, ARM, 2.69%, 9/1/2027(f)	3		3
Pool # 303532, ARM, 4.02%, 3/1/2029(f)	2		2

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 745446, ARM, 4.05%, 4/1/2033(f)	48		51
Pool # 746299, ARM, 4.69%, 9/1/2033(f)	62		66
Pool # 743546, ARM, 4.39%, 11/1/2033(f)	47		49
Pool # 735332, ARM, 4.23%, 8/1/2034(f)	69		73
Pool # 790964, ARM, 4.34%, 9/1/2034(f)	63		66
Pool # 896463, ARM, 4.62%, 10/1/2034(f)	63		67
Pool # 816361, ARM, 3.69%, 1/1/2035(f)	102		107
Pool # 810896, ARM, 4.06%, 1/1/2035(f)	50		51
Pool # 816597, ARM, 3.48%, 2/1/2035(f)	36		38
Pool # 816594, ARM, 4.04%, 2/1/2035(f)	52		53
Pool # 745862, ARM, 4.19%, 4/1/2035(f)	45		48
Pool # 838972, ARM, 4.14%, 8/1/2035(f)	9		9
Pool # 843026, ARM, 4.03%, 9/1/2035(f)	88		91
Pool # 832801, ARM, 4.36%, 9/1/2035(f)	68		72
Pool # 920340, ARM, 5.00%, 2/1/2036(f)	43		45
Pool # 886558, ARM, 4.60%, 8/1/2036(f)	17		18
Pool # 893424, ARM, 4.34%, 9/1/2036(f)	44		46
Pool # 913984, ARM, 4.03%, 2/1/2037(f)	22		23
Pool # 915645, ARM, 4.53%, 2/1/2037(f)	51		54
Pool # 887094, ARM, 4.48%, 7/1/2046(f)	62		66
FNMA, 15 Year, Single Family
Pool # 742078, 4.50%, 3/1/2019	1		1
Pool # 761326, Pool, 5.00%, 4/1/2019	5		6
Pool # 782005, Pool, 4.00%, 5/1/2019	1		1
Pool # 780956, 4.50%, 5/1/2019	4		4
Pool # 735386, Pool, 5.50%, 1/1/2020	2		2
Pool # 889265, Pool, 5.50%, 6/1/2020	—	(g)	—	(g)
Pool # 735911, 6.50%, 8/1/2020	1		1
Pool # 745406, Pool, 6.00%, 3/1/2021	19		19
Pool # 995381, 6.00%, 1/1/2024	35		36
FNMA, 20 Year, Single Family
Pool # 254305, 6.50%, 5/1/2022	24		26
FNMA, 30 Year, FHA/VA
Pool # 426839, Pool, 9.50%, 12/1/2018	—	(g)	—	(g)
Pool # 252409, 6.50%, 3/1/2029	13		13
Pool # 752786, 6.00%, 9/1/2033	11		12
FNMA, 30 Year, Single Family
Pool # 70825, Pool, 8.00%, 3/1/2021	—	(g)	—	(g)
Pool # 189190, Pool, 7.50%, 11/1/2022	3		2
Pool # 479469, Pool, 10.00%, 2/1/2024	—	(g)	—	(g)
Pool # 250066, Pool, 8.00%, 5/1/2024	1		1
Pool # 250103, Pool, 8.50%, 7/1/2024	3		3
Pool # 303031, Pool, 7.50%, 10/1/2024	1		1
Pool # 308499, Pool, 8.50%, 5/1/2025	—	(g)	—	(g)
Pool # 695533, 8.00%, 6/1/2027	7		8
Pool # 313687, Pool, 7.00%, 9/1/2027	2		2
Pool # 755973, 8.00%, 11/1/2028	13		15
Pool # 598559, 6.50%, 8/1/2031	16		18
Pool # 649624, 7.00%, 8/1/2032	1		1
Pool # 995409, Pool, 8.00%, 11/1/2032	164		190
Pool # 675555, 6.00%, 12/1/2032	28		30
Pool # 674349, 6.00%, 3/1/2033	12		13
Pool # 702901, 6.00%, 5/1/2033	50		55
Pool # 721535, Pool, 5.00%, 7/1/2033	74		79
Pool # 723852, 5.00%, 7/1/2033	30		32
Pool # 729296, 5.00%, 7/1/2033	55		59
Pool # 713700, Pool, 4.50%, 8/1/2033	29		30
Pool # 737825, 6.00%, 9/1/2033	13		14
Pool # 725027, Pool, 5.00%, 11/1/2033	54		57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 725017, 5.50%, 12/1/2033	48		52
Pool # AA0922, Pool, 6.00%, 9/1/2036	77		84
Pool # 986648, 6.00%, 9/1/2037	34		37
Pool # AD9151, Pool, 5.00%, 8/1/2040	215		228
FNMA, Other
Pool # 467630, 4.30%, 4/1/2021	735		752
Pool # AL0569, Pool, 4.26%, 6/1/2021	303		309
Pool # AM4466, 3.76%, 10/1/2023	472		480
Pool # AM6381, Pool, 3.29%, 8/1/2026	1,000		992
Pool # AM7485, 3.24%, 12/1/2026	1,000		983
Pool # AM7515, 3.34%, 2/1/2027	500		495
Pool # AM8529, Pool, 3.03%, 4/1/2027	1,000		968
Pool # AM8432, 2.79%, 5/1/2027	1,000		951
Pool # AM6755, Pool, 3.65%, 9/1/2029	286		284
Pool # AM6892, Pool, 3.76%, 9/1/2029	235		236
Pool # BM4162, Pool, 3.20%, 10/1/2029	299		287
Pool # 109707, Pool, 3.80%, 9/1/2033	253		254
Pool # 888408, Pool, 6.00%, 3/1/2037	31		33
Pool # 257172, Pool, 5.50%, 4/1/2038	12		12
Pool # MA1125, 4.00%, 7/1/2042	468		474
GNMA I, 30 Year, Single Family
Pool # 286315, 9.00%, 2/15/2020	—	(g)	—	(g)
Pool # 313110, 7.50%, 11/15/2022	—	(g)	—	(g)
Pool # 352108, 7.00%, 8/15/2023	1		1
Pool # 363030, 7.00%, 9/15/2023	25		26
Pool # 352022, 7.00%, 11/15/2023	2		2
Pool # 366706, 6.50%, 1/15/2024	8		8
Pool # 371281, 7.00%, 2/15/2024	15		16
Pool # 782507, 9.50%, 10/15/2024	8		8
Pool # 780029, 9.00%, 11/15/2024	1		1
Pool # 780965, 9.50%, 12/15/2025	3		3
Pool # 442119, 7.50%, 11/15/2026	2		2
Pool # 411829, 7.50%, 7/15/2027	4		4
Pool # 468149, 8.00%, 8/15/2028	2		2
Pool # 468236, 6.50%, 9/15/2028	39		42
Pool # 486537, 7.50%, 9/15/2028	4		4
Pool # 466406, 6.00%, 11/15/2028	24		26
Pool # 607645, 6.50%, 2/15/2033	13		14
Pool # 781614, 7.00%, 6/15/2033	18		21
Pool # 782615, 7.00%, 6/15/2035	62		70
Pool # 782025, 6.50%, 12/15/2035	76		84
Pool # 681638, 6.00%, 12/15/2038	99		107
GNMA II, 30 Year, Single Family
Pool # 1974, 8.50%, 3/20/2025	1		1
Pool # 1989, 8.50%, 4/20/2025	4		4
Pool # 2006, 8.50%, 5/20/2025	4		4
Pool # 2141, 8.00%, 12/20/2025	1		1
Pool # 2234, 8.00%, 6/20/2026	1		2
Pool # 2270, 8.00%, 8/20/2026	1		2
Pool # 2285, 8.00%, 9/20/2026	2		2
Pool # 2324, 8.00%, 11/20/2026	1		1
Pool # 2499, 8.00%, 10/20/2027	4		4
Pool # 2512, 8.00%, 11/20/2027	3		3
Pool # 2525, 8.00%, 12/20/2027	1		1
Pool # 2549, 7.50%, 2/20/2028	1		1
Pool # 2562, 6.00%, 3/20/2028	18		20
Pool # 2606, 8.00%, 6/20/2028	1		1
Pool # 2633, 8.00%, 8/20/2028	—	(g)	—	(g)

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 2646, 7.50%, 9/20/2028	4	5
Pool # 4245, 6.00%, 9/20/2038	89	96
Pool # BA7567, 4.50%, 5/20/2048	376	389
Pool # BI0416, 4.50%, 11/20/2048	500	521
GNMA II, Other
Pool # AD0860, 3.50%, 11/20/2033	464	464

TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,660)		14,521

ASSET-BACKED SECURITIES — 10.0%
Ally Auto Receivables Trust Series 2018-2, Class A3, 2.92%, 11/15/2022	246	245
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 1/15/2023	133	136
Series 2016-3, Class AA, 3.00%, 10/15/2028	76	71
American Credit Acceptance Receivables Trust
Series 2018-1, Class A, 2.72%, 3/10/2021(a)	38	38
Series 2015-2, Class C, 4.32%, 5/12/2021(a)	133	133
Series 2018-3, Class B, 3.49%, 6/13/2022(a)	55	55
Americredit Automobile Receivables Trust
Series 2018-1, Class A3, 3.07%, 12/19/2022	115	114
Series 2018-2, Class A3, 3.15%, 3/20/2023	148	148
AmeriCredit Automobile Receivables Trust Series 2017-3, Class A3, 1.90%, 3/18/2022	91	90
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 2/15/2020‡(a)	750	750
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048(a)	83	82
Series 2015-2, Class A, 3.34%, 11/15/2048(a)	132	131
Bear Stearns Asset-Backed Securities Trust Series 2006-SD1, Class A, 2.68%, 4/25/2036‡(f)	7	7
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031(a)	66	65
CarMax Auto Owner Trust
Series 2018-2, Class A3, 2.98%, 1/17/2023	136	136
Series 2018-3, Class A3, 3.13%, 6/15/2023	234	233
Citi Held For Asset Issuance Series 2016-MF1, Class B, 6.64%, 8/15/2022(a)	119	120
Continental Airlines Pass-Through Trust Series 1999-2, Class A-1, 7.26%, 3/15/2020	9	9
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021(a)	425	428
Series 2017-C, Class B, 2.30%, 7/15/2021(a)	100	99
Series 2015-C, Class D, 4.63%, 8/16/2021‡(a)	310	314
CPS Auto Trust Series 2018-C, Class A, 2.87%, 9/15/2021(a)	81	81
Credit Acceptance Auto Loan Trust Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	250	249
CVS Pass-Through Trust 5.93%, 1/10/2034(a)	46	48
Delta Air Lines Pass-Through Trust Series 2010-2, Class A, 4.95%, 5/23/2019	9	9
Drive Auto Receivables Trust
Series 2015-BA, Class D, 3.84%, 7/15/2021(a)	244	244
Series 2018-3, Class A3, 3.01%, 11/15/2021	106	106
Series 2015-AA, Class D, 4.12%, 7/15/2022(a)	177	178
Series 2018-4, Class B, 3.36%, 10/17/2022	118	118
Series 2015-DA, Class D, 4.59%, 1/17/2023‡(a)	220	222
Series 2018-2, Class C, 3.63%, 8/15/2024	100	100
DT Auto Owner Trust
Series 2017-3A, Class B, 2.40%, 5/17/2021(a)	61	61
Series 2018-2A, Class A, 2.84%, 9/15/2021(a)	131	131
Series 2015-2A, Class D, 4.25%, 2/15/2022(a)	220	220
Exeter Automobile Receivables Trust
Series 2016-1A, Class C, 5.52%, 10/15/2021(a)	310	314
Series 2018-3A, Class A, 2.90%, 1/18/2022(a)	118	118
Series 2016-2A, Class B, 3.64%, 2/15/2022(a)	231	232

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	333	347
First Investors Auto Owner Trust
Series 2015-2A, Class D, 4.22%, 12/15/2021(a)	100	100
Series 2018-1A, Class A2, 3.22%, 1/17/2023(a)	68	68
Flagship Credit Auto Trust
Series 2014-2, Class C, 3.95%, 12/15/2020(a)	37	37
Series 2015-3, Class B, 3.68%, 3/15/2022(a)	114	114
Series 2015-3, Class C, 4.65%, 3/15/2022(a)	113	114
Series 2016-1, Class C, 6.22%, 6/15/2022(a)	400	413
Series 2018-2, Class A, 2.97%, 10/17/2022(a)	149	149
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	94	94
Ford Credit Auto Lease Trust Series 2018-B, Class A4, 3.30%, 2/15/2022	88	88
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029‡(f)	26	21
GM Financial Automobile Leasing Trust
Series 2017-3, Class A3, 2.01%, 11/20/2020	40	40
Series 2018-2, Class A3, 3.06%, 6/21/2021	117	117
Series 2018-3, Class A3, 3.18%, 6/21/2021	107	107
Series 2018-1, Class A4, 2.68%, 12/20/2021	76	75
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	134	133
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043‡(a)(d)	13	13
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031(a)	49	49
Honda Auto Receivables Owner Trust
Series 2017-3, Class A3, 1.79%, 9/20/2021	60	59
Series 2018-2, Class A3, 3.01%, 5/18/2022	128	128
Hyundai Auto Lease Securitization Trust Series 2018-B, Class A4, 3.20%, 6/15/2022(a)	127	127
Hyundai Auto Receivables Trust
Series 2017-B, Class A3, 1.77%, 1/18/2022	200	197
Series 2018-A, Class A3, 2.79%, 7/15/2022	78	78
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019‡(a)	1,157	1,157
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	164	164
OneMain Financial Issuance Trust
Series 2015-2A, Class B, 3.10%, 7/18/2025‡(a)	147	147
Series 2015-1A, Class A, 3.19%, 3/18/2026(a)	102	102
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024(a)	491	484
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032(a)	853	840
Series 2015-SFR2, Class B, 3.14%, 6/12/2032‡(a)	351	347
Series 2015-SFR3, Class A, 3.07%, 11/12/2032(a)	781	771
Series 2015-SFR3, Class D, 4.67%, 11/12/2032‡(a)	200	201
Santander Drive Auto Receivables Trust
Series 2018-3, Class A3, 3.03%, 2/15/2022	62	62
Series 2018-4, Class A3, 3.01%, 3/15/2022	49	49
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.49%, 1/25/2036‡(d)	30	26
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	45	43
Springleaf Funding Trust Series 2015-AA, Class A, 3.16%, 11/15/2024(a)	145	145
Synchrony Card Issuance Trust Series 2018-A1, Class A1, 3.38%, 9/15/2024	260	261
Toyota Auto Receivables Owner Trust Series 2016-A, Class A3, 1.25%, 3/16/2020	85	85
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	114	105
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	100	100
Westlake Automobile Receivables Trust Series 2015-3A, Class D, 4.40%, 5/17/2021(a)	127	127
World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	156	156

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
World Omni Auto Receivables Trust Series 2017-B, Class A3, 1.95%, 2/15/2023 104		102
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	93	93

TOTAL ASSET-BACKED SECURITIES (Cost $14,093)		14,070

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035(a)(f)	145	141
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.93%, 12/11/2049(a)(f)	49	1
Commercial Mortgage Trust
Series 2014-PAT, Class A, 3.11%, 8/13/2027(a)(f)	132	132
Series 2014-TWC, Class A, 3.16%, 2/13/2032(a)(f)	400	400
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	280
FHLMC Multifamily Structured Pass-Through Certificates
Series KF12, Class A, 3.01%, 9/25/2022(f)	181	181
Series KSMC, Class A2, 2.62%, 1/25/2023	500	489
Series KL3L, Class ALNZ, 3.46%, 4/25/2025(f)	500	499
Series K069, Class A2, 3.19%, 9/25/2027(f)	500	485
Series K081, Class A1, 3.88%, 2/25/2028	120	122
Series K083, Class A2, 4.05%, 9/25/2028(f)	297	306
FNMA ACES
Series 2012-M11, Class FA, 2.78%, 8/25/2019(f)	60	60
Series 2010-M3, Class A3, 4.33%, 3/25/2020(f)	270	272
Series 2015-M17, Class FA, 3.21%, 11/25/2022(f)	349	352
Series 2014-M2, Class A2, 3.51%, 12/25/2023(f)	444	447
Series 2014-M13, Class A2, 3.02%, 8/25/2024(f)	636	625
Series 2015-M7, Class A2, 2.59%, 12/25/2024	820	786
Series 2018-M13, Class A1, 3.82%, 3/25/2030(f)	225	230
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(a)	116	115
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	104
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029(a)	500	504

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,598)		6,531

U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
FNMA 10.68%, 10/9/2019	85	83
Resolution Funding Corp. STRIPS
1.62%, 10/15/2019(e)	165	161
1.74%, 7/15/2020(e)	250	239
1.23%, 1/15/2021(e)	330	310
DN, 2.95%, 1/15/2026(e)	90	72
DN, 2.78%, 10/15/2027(e)	80	59
Tennessee Valley Authority STRIPS 4.73%, 5/1/2019(e)	333	329

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,276)		1,253

FOREIGN GOVERNMENT SECURITIES — 0.2%
United Mexican States (Mexico) 3.63%, 3/15/2022(Cost $250)	244	239

	Shares (000)
SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.30%(i)(j) (Cost $720)	720	720

Total Investments — 100.0% (Cost $142,480)		140,563
Liabilities in Excess of Other Assets — 0.0%(c)		(18)

Net Assets — 100.0%		140,545

Percentages indicated are based on net assets.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2018.
DN	Discount Notes
ESOP	Employee Stock Ownership Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
VA	Veterans Administration
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2018.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2018.
(e)	The rate shown is the effective yield as of November 30, 2018.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2018.
(g)	Amount rounds to less than one thousand.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2018.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$10,865	$3,205	$14,070
Collateralized Mortgage Obligations	—	25,900	99	25,999
Commercial Mortgage-Backed Securities	—	6,531	—	6,531
Corporate Bonds
Capital Markets	—	4,389	6	4,395
Other Corporate Bonds	—	43,306	—	43,306

Total Corporate Bonds	—	47,695	6	47,701

Foreign Government Securities	—	239	—	239
Mortgage-Backed Securities	—	14,521	—	14,521
U.S. Government Agency Securities	—	1,253	—	1,253
U.S. Treasury Obligations	—	29,529	—	29,529
Short-Term Investments
Investment Companies	720	—	—	720

Total Investments in Securities	$720	$136,533	$3,310	$140,563

Transfers from level 3 to level 2 are due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine the price for the period ended November 30, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2018	Realized gain (loss)		Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018
Investments in Securities:
Asset-Backed Securities	$5,171	$14		$(21)		$—	(a)	$—	$(1,180)	$—	$(779)	$3,205
Collateralized Mortgage Obligations	219	—	(a)	—	(a)	1		—	(121)	—	—	99
Commercial Mortgage-Backed Securities	604	—		—	(a)	—		—	(603)	—	(1)	—
Corporate Bonds — Capital Markets	12	—	(a)	—	(a)	—	(a)	—	(6)	—	—	6

	$6,006	$14		$(21)		$1		$—	$(1,910)	$—	$(780)	$3,310

[1]	Purchases include all purchases of securities and securities received in corporate actions.

[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(12,000).

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,298	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (4.28%)
			Constant Default Rate	0.00% - 30.00% (0.41%)
			Yield (Discount Rate of Cash Flows)	3.16% - 8.47% (3.76%)

Asset-Backed Securities	1,298

	99	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 24.00% (9.61%)
			Constant Default Rate	0.00% - 5.91% (3.82%)
			Yield (Discount Rate of Cash Flows)	(0.44%) - 8.83% (2.19%)

Collateralized Mortgage Obligations	99

	6	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.38% (4.38%)
			Liquidity Discount	0.38% (0.38%)

Corporate Bonds	6

Total	$1,403

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2018, the value of these investments was approximately $1,907,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 28, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
January 28, 2019